File No. 033-08746
ICA No. 811-04840

As filed with the Securities and Exchange Commission on February 25, 2013

FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
[X]

[   ]
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]
Pre-Effective Amendment No.

Post-Effective Amendment No. 44
[X]
[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 46

(Check appropriate box or boxes)

THE TOCQUEVILLE TRUST
(Exact Name of Registrant as Specified in Charter)

40 West 57th Street, 19th Floor
New York, New York 10019
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 698-0800

Robert Kleinschmidt
President
The Tocqueville Trust
40 West 57th Street, 19th Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copies to:
Michael R. Rosella, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to Rule 485(b).
[X]	on February 28, 2013 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]
This Post-Effective Amendment No. 44 to the Registration Statement of The Tocqueville Trust is being filed to add the Funds’ audited financial statements and certain related financial information for the fiscal year ended October 31, 2012.

Table of Contents - Prospectus

THE TOCQUEVILLE TRUST

THE TOCQUEVILLE FUND [TOCQX]
THE TOCQUEVILLE OPPORTUNITY FUND [TOPPX]
THE TOCQUEVILLE INTERNATIONAL VALUE FUND [TIVFX]
THE TOCQUEVILLE GOLD FUND [TGLDX]
THE DELAFIELD FUND [DEFIX]
THE TOCQUEVILLE SELECT FUND [TSELX]

PROSPECTUS

February 28, 201 3

This Prospectus covers six different Funds of The Tocqueville Trust.  You will find specific information in this Prospectus about each of the Funds plus general information on the Funds.  You may find additional information in the Funds’ Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus.  Please read this Prospectus carefully before you invest or send money.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

Investment Advisor
Tocqueville Asset Management L.P. (the “Advisor”)
40 West 57th Street, 19th Floor
New York, NY 10019
(212) 698-0800
www.tocqueville.com

Table of Contents - Prospectus

SUMMARY SECTION

THE TOCQUEVILLE FUND

Investment Objective

The Tocqueville Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Tocqueville Fund.

Tocqueville Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.29%
Less: Fee Waiver/Expense Reimbursement	-0.03%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement*	1.26%
___________
*
The Advisor has contractually agreed to waive the Tocqueville Fund’s management fees and/or reimburse expenses in order to ensure that the Tocqueville Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation).  The Expense Limitation Agreement will remain in effect until at least March 1, 2014 and may not be terminated by the Advisor before such time.

Example

This example is intended to help you compare the cost of investing in the Tocqueville Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tocqueville Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tocqueville Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$128	$406	$705	$1,554

Portfolio Turnover

The Tocqueville Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Tocqueville Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Tocqueville Fund’s performance.  During its most recent fiscal year, the Tocqueville Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Tocqueville Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies.  The Tocqueville Fund may also invest up to 25% of its net assets in non-U.S. companies, including in American Depositary Receipts (“ADRs”), in both developed and emerging markets.

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1

The investment strategy of the Tocqueville Fund is value oriented and contrarian.  The Tocqueville Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.

Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors.  The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the Tocqueville Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Principal Risks

You may lose money by investing in the Tocqueville Fund.  The Tocqueville Fund is subject to the following risks:

•	the stock markets may go down; and
•	a stock or stocks selected for the Tocqueville Fund’s portfolio may fail to perform as expected.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;
•	a foreign government may expropriate the Tocqueville Fund’s assets;
•	political, social or economic instability in a foreign country in which the Tocqueville Fund invests may cause the value of the Tocqueville Fund’s investments to decline; and
•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Tocqueville Fund?

•	investors who want a diversified portfolio;
•	long-term investors with a particular goal, such as saving for retirement;
•	investors who want potential growth over time;
•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and
•	investors who are willing to assume market risk of U.S. securities in the short-term for potentially higher gains in the long-term.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;
•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and
•	are subject to investment risks, including the possibility that you could lose money.

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2

Bar Chart and Performance Table

The following chart and table below provide some indication of the risks of investing in the Tocqueville Fund by showing changes in the Tocqueville Fund’s performance from year to year (on a calendar year basis) and by showing how the Tocqueville Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the S&P 500® Index.  Please note that the Tocqueville Fund’s performance (before and after taxes) is not an indication of how the Tocqueville Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 20.71% (for the quarter ended 6/30/03).  The worst performance was -20.12% (for the quarter ended 12/31/08).

Average Annual Total Returns For the periods ended December 31, 201 2

	One Year	Five Years	Ten Years
The Tocqueville Fund
Return Before Taxes	10.19%	0.19%	8.90%
Return After Taxes on Distributions	9.96%	-0.04%	8.42%
Return After Taxes on Distributions and Sale of Fund Shares	6.94%	0.12%	7.86%
S&P 500® Index
(reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Tocqueville Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Tocqueville Fund’s other return figures.

Management

Investment Advisor
Tocqueville Asset Management, L.P. serves as the investment advisor to the Tocqueville Fund.

Portfolio Manager
Robert W. Kleinschmidt, President, Chief Investment Officer and a director of Tocqueville Management Corporation, the general partner of the investment advisor, has been the portfolio manager of the Tocqueville Fund since 1992.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 21.

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3

THE TOCQUEVILLE OPPORTUNITY FUND

Investment Objective

The Tocqueville Opportunity Fund’s (the “Opportunity Fund”) investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.

Tocqueville Opportunity Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses*	1.34%
___________
*
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to average net assets found within the “Financial Highlights” section of this prospectus because the Ratio of Expenses to average net assets found in the “Financial Highlights” does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$136	$425	$734	$1,613

Portfolio Turnover

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Opportunity Fund’s performance.  During its most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The Opportunity Fund seeks to achieve its investment objective by investing primarily in the common stocks of small and mid cap companies which have the potential to deliver superior long term earnings growth.  The Opportunity Fund defines small cap companies as companies with a market capitalization of less than $3 billion and mid cap companies as companies with a market capitalization between $3 billion and $12 billion.  In addition, the Opportunity Fund may invest in large cap companies.  Market capitalization is measured at the time of initial purchase.

The portfolio manager will invest in common stocks that he believes will achieve the Opportunity Fund’s objective of long-term capital appreciation. In accordance with the portfolio manager’s investment discipline, he evaluates a number of key attributes and searches for companies which are market leaders in growth industries.  The portfolio manager believes that a strong brand name and the ability to raise the prices of their service or product can be an equally significant consideration in research of the companies.  The Opportunity Fund seeks to invest in companies whose sales and earnings have increased at a consistent rate.  The portfolio manager’s investment approach includes the analysis of company financial statements in addition to meeting with corporate managements.  The portfolio manager believes that companies should be evaluated through the analysis of various fundamental stock characteristics and he focuses on earnings and sales growth, valuation, and profitability.

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4

The Opportunity Fund seeks to achieve significant portfolio diversification by investing in a number of sectors and industries in the U.S. In addition, the Opportunity Fund may invest up to 20% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

While the Opportunity Fund is growth oriented, the portfolio manager does not distinguish between growth and value common stocks in his process of selecting the Opportunity Fund’s portfolio holdings.

Under normal conditions, the Opportunity Fund will reduce or liquidate its holdings in companies which reach the portfolio manager’s price objective, lose their competitive advantage or fail to sustain reasonable profitability.

Principal Risks

You may lose money by investing in the Opportunity Fund.  The Opportunity Fund is subject to the following risks:

•	the stock markets may go down;
•	growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole; and
•	a stock or stocks selected for the Opportunity Fund’s portfolio may fail to perform as expected.

 The Opportunity Fund may also be subject to risks particular to its investments in the common stocks of small cap companies and mid cap companies, including:

•	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and
•	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;
•	a foreign government may expropriate the Opportunity Fund’s assets;
•	political, social or economic instability in a foreign country in which the Opportunity Fund invests may cause the value of the Opportunity Fund’s investments to decline; and
•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Opportunity Fund?

•	investors who want a diversified portfolio;
•	long-term investors with a particular goal, such as saving for retirement;
•	investors who want potential growth over time;
•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and
•	investors who are comfortable with assuming the added risks associated with small cap and mid cap stocks in return for the possibility of long-term rewards.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;
•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and
•	are subject to investment risks, including the possibility that you could lose money.

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Bar Chart and Performance Table

The following chart and table below provide some indication of the risks of investing in the Opportunity Fund by showing changes from year to year (on a calendar year basis) and by showing how the Opportunity Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the Russell 2500® Growth Index.  The bar chart and table primarily reflect the Opportunity Fund’s performance achieved prior to the changes effected in 2010 to the Opportunity Fund’s investment strategy.  Please note that the Opportunity Fund’s performance (before and after taxes) is not an indication of how the Opportunity Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 38.90% (for the quarter ended 6/30/03).  The worst performance was
-26.39% (for the quarter ended 12/31/08).

Average Annual Total Returns For the periods ended December 31, 201 2

	One Year	Five Years	Ten Years
The Tocqueville Opportunity Fund
Return Before Taxes	12.18%	2.77%	6.81%
Return After Taxes on Distributions	12.18%	2.72%	6.11%
Return After Taxes on Distributions and Sale of Fund Shares	7.92%	2.35%	5.89%
Russell 2500® Growth Index
(reflects no deduction for fees, expenses or taxes)	16.13%	4.07%	10.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the Opportunity Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Opportunity Fund’s other return figures.

Management

Investment Advisor
Tocqueville Asset Management, L.P. serves as the investment advisor to the Opportunity Fund.

Portfolio Manager
Thomas R. Vandeventer, Managing Director of Tocqueville Asset Management, L.P. has been the portfolio manager of the Opportunity Fund since July 1, 2010.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 21.

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THE TOCQUEVILLE INTERNATIONAL VALUE FUND

Investment Objective

The Tocqueville International Value Fund’s (the “International Value Fund”) investment objective is long-term capital appreciation consistent with preservation of capital.

Fees and Expenses of the International Value Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Value Fund.

Tocqueville International Value Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.56%
Less: Fee Waiver/Expense Reimbursement	-0.31%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement*	1.25%
___________
*
The Advisor has contractually agreed to waive the Tocqueville International Value Fund’s management fees and/or reimburse expenses in order to ensure that the Tocqueville International Value Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation).  The Expense Limitation Agreement will remain in effect until at least March 1, 2014 and may not be terminated by the Advisor before such time.

Example

This example is intended to help you compare the cost of investing in the International Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the International Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the International Value Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$462	$821	$1,830

Portfolio Turnover

The International Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the International Value Fund’s performance.  During its most recent fiscal year, the International Value Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The International Value Fund seeks to achieve its investment objective by investing primarily in non-U.S. companies.  Under normal circumstances, the International Value Fund will invest at least 65% of its total assets in stocks of companies located in at least three different countries, which may include developed and emerging market countries.  The Fund will invest in a broad spectrum of market capitalizations, including small cap companies having market values of less than $2 billion, mid cap companies having market values between $2 billion and $10 billion and large cap companies having market values of $10 billion or more.

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The investment strategy of the International Value Fund is value oriented and contrarian.  The International Value Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.

Contrarian means that the portfolio manager seeks investment opportunities in stocks that are out of favor with investors.  The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the International Value Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Principal Risks

You may lose money by investing in the International Value Fund.  The International Value Fund is subject to the following risks:

•	the stock markets may go down; and
•	a stock or stocks selected for the International Value Fund’s portfolio may fail to perform as expected.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;
•	a foreign government may expropriate the International Value Fund’s assets;
•	political, social or economic instability in a foreign country in which the International Value Fund invests may cause the value of the International Value Fund’s investments to decline; and
•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The International Value Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and
•	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

Who may want to invest in the International Value Fund?

•	investors who want a diversified portfolio;
•	long-term investors with a particular goal, such as saving for retirement;
•	investors who want potential growth over time;
•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and
•
investors who want to gain exposure to a broader set of investment opportunities by investing in non-U.S. companies and who are willing to accept the additional risks that may be associated with investment in non-U.S. securities.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;
•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and
•	are subject to investment risks, including the possibility that you could lose money.

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Bar Chart and Performance Table

The following chart and table below provide some indication of the risks of investing in the International Value Fund by showing changes in the International Value Fund’s performance from year to year (on a calendar year basis) and by showing how the International Value Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the Morgan Stanley EAFE® Index.  Please note that the International Value Fund’s performance (before and after taxes) is not an indication of how the International Value Fund will perform in the future.  Updated performance information is available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 24.82% (for the quarter ended 6/30/09).  The worst performance was -19.71% (for the quarter ended 9/30/11).

Average Annual Total Returns For the periods ended December 31, 201 2

	One Year	Five Years	Ten Years
The Tocqueville International Value Fund
Return Before Taxes	13.33%	0.88%	10.88%
Return After Taxes on Distributions	13.37%	0.78%	10.24%
Return After Taxes on Distributions and Sale of Fund Shares	9.26%	0.92%	9.88%
Morgan Stanley EAFE® Index
(reflects no deduction for fees, expenses or taxes)	17.90%	-3.21%	8.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  If the International Value Fund incurs a loss, which generates a tax benefit if you sell your shares, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the International Value Fund’s other return figures.

Management

Investment Advisor
Tocqueville Asset Management, L.P. serves as the investment advisor to the International Value Fund.

Portfolio Manager
James E. Hunt, Managing Director of Tocqueville Asset Management, L.P., has been the portfolio manager or a co-portfolio manager of the International Value Fund since 2001.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 21.

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THE TOCQUEVILLE GOLD FUND

Investment Objective

The Tocqueville Gold Fund’s (the “Gold Fund”) investment objective is long-term capital appreciation.

Fees and Expenses of the Gold Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Gold Fund.

Tocqueville Gold Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.28%

Example

This example is intended to help you compare the cost of investing in the Gold Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Gold Fund for the time periods indicated and then redeem all of your shares at the end of those periods  The Example also assumes that your investment has a 5% return each year and that the Gold Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$130	$406	$702	$1,545

Portfolio Turnover

The Gold Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Gold Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Gold Fund’s performance.  During its most recent fiscal year, the Gold Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Gold Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in gold and securities of companies located throughout the world, in both developed and emerging markets, that are engaged in mining or processing gold (“Gold Related Securities”).  The Gold Fund may also invest in other precious metals (“Other Precious Metals”). However no more than 20% of the Gold Fund’s total assets may be invested directly in gold bullion and other precious metals.

The investment strategy of the Gold Fund is value oriented and contrarian.  The Gold Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio manager believes to be attractive prices.

Value oriented means that the portfolio manager seeks to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio manager’s judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.  In general, the portfolio manager seeks companies that are characterized by strong management, business franchise, competitive position and financial structure, a clear strategy, free cash flow, large insider ownership, and shareholder oriented policies, among other things.

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Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors.   The portfolio manager considers a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio manager acquires his investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio manager then analyzes the quality of their business franchise and long-term fundamentals and makes a judgment regarding their intrinsic value.  Alternatively, the portfolio manager may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio manager will purchase stocks for the Gold Fund’s portfolio when they meet the above criteria and when the portfolio manager believes that they have a limited risk of further decline.  The portfolio manager will sell stocks when they are no longer considered to be good values.

Principal Risks

You may lose money by investing in the Gold Fund.  The Gold Fund is subject to the following risks:

•	the stock markets may go down; and
•	a stock or stocks selected for the Gold Fund’s portfolio may fail to perform as expected.

The Gold Fund is subject to the special risks associated with investing in gold and other precious metals, including:

•	the price of gold or other precious metals may be subject to wide fluctuation;
•	the market for gold or other precious metals is relatively limited;
•	the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and
•	the market for gold and other precious metals is unregulated.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;
•	a foreign government may expropriate the Gold Fund’s assets;
•	political, social or economic instability in a foreign country in which the Gold Fund invests may cause the value of the Gold Fund’s investments to decline; and
•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The Gold Fund is also subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if it derives more than 10% of its gross income from investment in gold bullion or other precious metals.  Failure to qualify as a regulated investment company would result in adverse tax consequences to the Gold Fund and its shareholders.  In order to ensure that it qualifies as a regulated investment company, the Gold Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

The Gold Fund is a non-diversified fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer.  The risk of investing in a non-diversified fund is that the fund may be more sensitive to changes in the market value of a single issuer.  The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value.  Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Who may want to invest in the Gold Fund?

•
investors who want a diversified portfolio, however diversified is not intended to indicate that the Gold Fund is a diversified fund under the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”);

•	long-term investors with a particular goal, such as saving for retirement;
•	investors who want potential growth over time;
•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and
•
investors who want to diversify their portfolio or investors who want an investment that may provide protection against inflation or currency devaluation and are willing to accept the traditional risks associated with investment in gold and gold related securities.

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Keep in mind that mutual fund shares:

•	are not deposits of any bank;
•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and
•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table

The following chart and table below provide some indication of the risks of investing in the Gold Fund by showing changes in the Gold Fund’s performance from year to year (on a calendar year basis) and by showing how the Gold Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012 compare with those of the S&P 500® Index and the Philadelphia Stock Exchange Gold/Silver Index.  Please note that the Gold Fund’s performance (before and after taxes) is not an indication of how the Gold Fund will perform in the future.  In particular, in 2003, 2006, 2009 and 2010, the performance of the Gold Fund was achieved during a period of unusually favorable market conditions.  Such performance may not be sustainable.  Updated performance information is available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 28.05% (for the quarter ended 9/30/09).  The worst performance was -30.86% (for the quarter ended 9/30/08).

Average Annual Total Returns For the periods ended December 31, 201 2

	One Year	Five Years	Ten Years
The Tocqueville Gold Fund
Return Before Taxes	-8.72%	7.41%	15.46%
Return After Taxes on Distributions	-9.07%	7.11%	14.61%
Return After Taxes on Distributions and Sale of Fund Shares	-5.22%	6.39%	13.73%
Philadelphia Stock Exchange Gold/Silver Index
(reflects no deductions for fees, expenses or taxes)	-6.71%	0.24%	9.27%
S&P 500® Index
(reflects no deductions for fees, expenses and taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management

Investment Advisor
Tocqueville Asset Management, L.P. serves as the investment advisor to the Gold Fund.

Portfolio Managers
John Hathaway, Senior Managing Director of Tocqueville Asset Management, L.P., has been a portfolio manager or a co-portfolio manager of the Gold Fund since its inception in 1997.  Mr. Douglas B. Groh, Portfolio Manager and Senior Research Analyst of Tocqueville Asset Management, L.P., has been a co-portfolio manager of the Gold Fund since January 1, 2012.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 21.

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THE DELAFIELD FUND

Investment Objective

The Delafield Fund’s investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Delafield Fund.

Tocqueville Delafield Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.71%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.23%

Example

This example is intended to help you compare the cost of investing in The Delafield Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Delafield Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Delafield Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$390	$676	$1,489

Portfolio Turnover

The Delafield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Delafield Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Delafield Fund’s performance.  During its most recent fiscal year, the Delafield Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Delafield Fund seeks to achieve its objectives by investing primarily in the equity securities (i.e., common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks) of domestic companies.  Specifically, the Delafield Fund will primarily invest in equity securities of domestic companies which the portfolio managers believe to be undervalued or to represent special situations.  An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally.

Under normal circumstances the Delafield Fund will have more than 65% of its assets invested in equity securities.  The Delafield Fund, however, may also invest not more than 35% of its total assets in debt securities and preferred stocks that the portfolio managers believe offer a significant opportunity for price appreciation.  In addition, the Delafield Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

The Delafield Fund may also invest in:

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(i)
U.S. Government Securities: The U.S. Government securities in which the Delafield Fund may invest include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by privately owned corporations that are federally chartered by the U.S. Government.

(ii)
Money Markets Funds: Money market funds are registered investment companies that invest in high-quality, short-term debt instruments of a specified nature.  The money market funds seek to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of $1.00 per share.

Principal Risks

You may lose money by investing in the Delafield Fund.  The Delafield Fund is subject to the following risks:

•	the stock markets may go down; and
•	a stock or stocks selected for the Delafield Fund’s portfolio may fail to perform as expected.

The Delafield Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	Small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and
•	Small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;
•	a foreign government may expropriate the Delafield Fund’s assets;
•	political, social or economic instability in a foreign country in which the Delafield Fund invests may cause the value of the Delafield Fund’s investments to decline; and
•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Delafield Fund?

•	investors who want a diversified portfolio
•	long-term investors with a particular goal, such as saving for retirement
•	investors who want potential growth over time
•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and
•	investors seeking long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;
•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and
•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table of the Delafield Fund

The Delafield Fund is the successor to the Delafield Fund, Inc. (the “Predecessor Delafield Fund”) pursuant to a reorganization that took place on September 28, 2009.  The performance information provided prior to September 28, 2009 is historical information for the Predecessor Delafield Fund.  The Predecessor Delafield Fund was managed by Reich & Tang Asset Management, LLC and had the same portfolio managers, investment objectives and investment strategies as the Delafield Fund.

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The following chart and table below provide some indication of the risks of investing in the Delafield Fund by showing changes in the Delafield Fund’s performance from year to year (on a calendar year basis) and by showing how the Delafield Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012, compare with those of the Russell 2000® Index and the S&P 500® Index.  Please note that the Delafield Fund’s performance (before and after taxes) is not an indication of how the Delafield Fund will perform in the future.  Updated performance information in available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 34.37% (for the quarter ended June 30, 2009).  The worst performance was -29.37% (for the quarter ended December 31, 2008).

Average Annual Total Returns For the periods ended December 31, 201 2

	One Year	Five Years	Ten Years
The Delafield Fund
Return Before Taxes	20.21%	6.32%	11.90%
Return After Taxes on Distributions	19.20%	6.05%	10.78%
Return After Taxes on Distributions and Sale of Fund Shares	14.47%	5.42%	10.25%
Russell 2000® Index
(reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%
S&P 500® Index
(reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor
Tocqueville Asset Management, L.P. serves as the investment advisor to The Delafield Fund.

Portfolio Managers
J. Dennis Delafield, Managing Director, and Vincent Sellecchia, Managing Director, of Tocqueville Asset Management, L.P., have been the portfolio managers of The Delafield Fund (and the Predecessor Delafield Fund) since November 1993.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 21.

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THE TOCQUEVILLE SELECT FUND

Investment Objective

The Tocqueville Select Fund’s (the “Select Fund”) primary investment objective is to achieve long-term capital appreciation by investing in a focused group of common stocks issued primarily by small and mid-sized U.S. companies.  Current income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Select Fund.

The Select Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.37%

Example

This example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Select Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$139	$434	$750	$1,646

Portfolio Turnover

The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Select Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Select Fund’s performance.  During its most recent fiscal year, the Select Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Select Fund invests in a focused group of approximately 30 common stocks issued primarily by small to mid-sized U.S. companies that the portfolio managers believe represent the best equity investment opportunities identified by the portfolio managers.  For the Select Fund, companies are determined to be small-cap companies based upon the market capitalization of companies that are members of the Russell 2000® Index during the most recent 12-month period and mid-cap companies based upon the market capitalization of companies that are members of the Russell Mid-Cap® Index during the most recent 12-month period.  The Select Fund’s market capitalization ranges will change over time as Russell adds and deletes companies from the indices mentioned above.  To a lesser extent, the Select Fund may invest in other securities, including obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.  In addition, the Select Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

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The Select Fund applies a “value approach” to investing, seeking to invest in common stocks that the portfolio managers believe are currently undervalued by the market or that represent special situations.  When selecting securities for the Select Fund, the portfolio managers consider factors such as the valuation of individual securities relative to other investment alternatives, trends in corporate profits, corporate cash flow, balance sheet changes, management capability and practices and the economic and political outlook.  Although the strengths of a company’s balance sheet are important to the portfolio managers’ analysis, the Select Fund may invest in financially troubled companies if the portfolio managers have reason to believe that the company, based on its analysis, is worth more than the market price of the shares.  In addition, companies generating free cash flow (defined as earnings, depreciation and deferred income tax in excess of the need for capital expenditures and dividends) will generally be considered attractive.  Investment securities may also be assessed upon their earning power, stated asset values and off-balance sheet values.  The portfolio managers may dispose of a security if: (i) the price of the security increases above the portfolio managers’ target price for that security; (ii) if the portfolio managers believe that other investment opportunities offer the potential for greater capital appreciation or otherwise represent a better relative value; (iii) a company’s balance sheet weakens; (iv) company management is not executing its business plan; (v) the portfolio managers believe that actual or potential deterioration in the issuer’s earning power may adversely affect the price of its securities; or (vi) the economic or political outlook for a company changes.

The Select Fund will normally not seek to realize profits by anticipating short-term market movements and, under ordinary circumstances, intends to purchase securities for long-term capital appreciation.

As a temporary defensive measure, the Select Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as the portfolio managers deem appropriate.  The Select Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Principal Risks

You may lose money by investing in the Select Fund. The Select Fund is subject to the following risks:

•	the stock markets may go down; and
•	a stock or stocks selected for the Select Fund’s portfolio may fail to perform as expected.

The Select Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and
•	small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;
•	a foreign government may expropriate the Select Fund’s assets;
•	political, social or economic instability in a foreign country in which the Select Fund invests may cause the value of the Select Fund’s investments to decline; and
•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The Select Fund is a non-diversified fund and therefore, compared to a diversified mutual fund, the Select Fund is able to invest a greater portion of its assets in any one particular issuer.  The risk of investing in a non-diversified fund is that the fund may be more sensitive to changes in the market value of a single issuer.  The impact of a simple economic, political or regulatory occurrence may have a great adverse impact on the Select Fund’s net asset value.  Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Who may want to invest in the Select Fund?

•	long-term investors with a particular goal, such as saving for retirement;
•	investors who want potential growth over time;
•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and
•	investors seeking long-term capital appreciation by investing in a focused group of common stocks issued primarily by small cap companies and mid cap companies.

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Keep in mind that mutual fund shares:

•	are not deposits of any bank;
•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and
•	are subject to investment risks, including the possibility that you could lose money.

Bar Chart and Performance Table of the Select Fund

The Select Fund is the successor to the Delafield Select Fund, a series of Natixis Funds Trust II (the “Predecessor Select Fund”) pursuant to a reorganization that took place on September 28, 2009.  The performance information provided for the periods from September 27, 2008 to September 27, 2009 is historical information for the Predecessor Select Fund’s Class Y shares.  The Predecessor Select Fund was managed by Reich & Tang Asset Management, LLC and had most of the same portfolio managers, as well as substantially identical investment objectives and investment strategies as the Select Fund.  The performance information provided for periods prior to September 27, 2008 is historical information for the Reich & Tang Concentrated Portfolio L.P. (“Limited Partnership”), which was reorganized into the Predecessor Select Fund on September 26, 2008.  In the reorganization of the Limited Partnership, limited partners of the Limited Partnership received Class Y shares of the Predecessor Select Fund and the Limited Partnership’s returns were adjusted to reflect the deduction of the estimated fees and expenses applicable to the Predecessor Select Fund’s Class Y shares based on the projected asset levels for the first year of operations of the Class Y shares of the Predecessor Select Fund (not taking into account any fee waivers or expense reimbursements).  See “Performance Information” in the Statement of Additional Information (“SAI”). The Limited Partnership was managed using substantially the same investment objectives, policies and restrictions as those used by the Predecessor Select Fund.  However, the Limited Partnership was not registered as an investment company with the SEC.  Therefore, it was not subject to the investment restrictions imposed by law on registered mutual funds.  If the Limited Partnership had been registered, its performance may have been adversely affected.

The following chart and table below provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund’s performance from year to year (on a calendar year basis) and by showing how the Select Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2012, compare with those of the Russell 2500® Index and the Russell 2000® Index.  Please note that the Select Fund’s performance (before and after taxes) is not an indication of how the Select Fund will perform in the future.  Updated performance information in available at www.tocqueville.com/mutual-funds.

During this period, the best performance for a quarter was 34.76% (for the quarter ended June 30, 2009).  The worst performance was -31.04% (for the quarter ended December 31, 2008).

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Average Annual Total Returns For the periods ended December 31, 201 2

	One Year	Five Years	Ten Years
The Tocqueville Select Fund
Return Before Taxes	13.07%	6.77%	11.86%
Return After Taxes on Distributions	12.36%	6.46%	11.69%
Return After Taxes on Distributions and Sale of Fund Shares	9.44%	5.85%	10.67%
Russell 2500® Index
(reflects no deduction for fees, expenses or taxes)	17.88%	4.34%	10.49%
Russell 2000® Index
(reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor
Tocqueville Asset Management, L.P. serves as the investment advisor to the Select Fund.

Portfolio Managers
J. Dennis Delafield, Managing Director of Tocqueville Asset Management, L.P., has been the portfolio manager of the Select Fund (and the Predecessor Select Fund and the Limited Partnership) since June 2005.  Vincent Sellecchia, Managing Director of Tocqueville Asset Management, L.P., has been the portfolio manager of the Select Fund (and the Predecessor Select Fund and the Limited Partnership) since July 1998.  Donald Wang, Portfolio Manager/Senior Analyst, of Tocqueville Asset Management, L.P., has been the portfolio manager of the Select Fund (and the Predecessor Select Fund and the Limited Partnership) since November 2003.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 21.

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PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares by mail (The Tocqueville Trust [name of Fund], c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701 (for regular mail) or 615 East Michigan Street, 3rd Floor (for overnight or express mail), Milwaukee, WI 53201-0701), or by telephone at 1-800-697-3863.  Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial amount of investment in a Fund is $250 for retirement accounts and $1,000 for all other accounts.  Subsequent investments for all types of accounts may be made with a minimum investment amount of $100.

Tax Information

Fund distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, that does not employ borrowed funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

Investment Objectives

Long-term capital appreciation is the investment objective of the Tocqueville Fund, the Opportunity Fund and the Gold Fund.  The investment objective of the International Value Fund is long-term capital appreciation consistent with preservation of capital.  The investment objectives of the Delafield Fund are long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.  The primary investment objective of the Select Fund is to achieve long-term capital appreciation by investing in a focused group of common stocks issued primarily by small and mid-sized U.S. companies.  Current income is a secondary objective for the Select Fund.

With the exception of the Select Fund, the Funds’ investment objectives are fundamental and cannot be changed without a shareholder vote.  The Select Fund’s investment objective is non-fundamental, which means that it may be changed without shareholder approval.  The Select Fund will provide 60 days’ prior written notice to shareholders before changing its investment objective.  The Funds’ investment policies are not fundamental and thus can be changed without a shareholder vote.  Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment, unless otherwise provided in the Prospectus or SAI.  Changes in the market value of securities in a Fund’s portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.

Investment Strategies

The Tocqueville Fund, the International Value Fund and the Gold Fund

The investment strategy of the Tocqueville Fund, the International Value Fund and the Gold Fund is value oriented and contrarian.

The Funds seek companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio managers find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio managers to buy them at what the portfolio managers believe to be attractive prices.

Value oriented means that the portfolio managers seek to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio managers’ judgments will be based on a comparison of a company’s stock market value with various financing parameters, including, historical and projected cash flow, book earnings, and net asset value.  In general, the portfolio managers seek companies that are characterized by strong management, business franchise, competitive position and financial structure, clear strategy, free cash flow, large insider ownership, and shareholder oriented policies, among other things.

Contrarian means that the portfolio managers seek investment opportunities in stocks and sectors that are out of favor with investors.  We consider a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio managers acquire their investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio managers then analyze the quality of their business franchise and long-term fundamentals and make a judgment regarding their intrinsic value.  Alternatively, the portfolio managers may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The Tocqueville Fund will seek to achieve its investment objective by investing primarily in common stocks of U.S. companies.

While the Tocqueville Fund will primarily invest in common stocks of U.S. companies, the Fund may also invest:

•
up to 25% of its total assets in common stocks of non-U.S. companies located outside the U.S., which may include developed and emerging market countries, in common stocks of non-U.S. companies traded in the U.S. or in ADRs;

•	up to 10% of its total assets in gold bullion from U.S. institutions;

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•	in repurchase agreements, which are fully collateralized by U.S. government securities, including securities of U.S. government agencies, or other collateral that the Advisor deems appropriate;

•	up to 5% of its total assets in debt instruments convertible into common stock; and

•	in warrants issued by U.S. and foreign issuers.

The International Value Fund invests primarily in common stocks of non-U.S. companies.  Under normal circumstances, the Fund will invest at least 65% of its total assets in common stocks of companies located in at least three different countries outside the U.S., which may include developed and emerging market countries.  The Fund may also invest up to 20% of its assets in common stocks of companies located in the U.S.

When selecting stocks, in addition to the factors discussed above, the Advisor may take into account macroeconomic conditions, government policies influencing business, political conditions and the outlook for currency relationships.

The International Value Fund will invest primarily in common stock, investment grade debt convertible into common stock, depository receipts, and warrants.  However, the International Value Fund may also invest in preferred stock and investment grade debt securities if the Advisor believes that they will provide greater potential for capital appreciation than investment in the above-listed securities.

The International Value Fund may invest without limit in companies located in emerging market countries, which may involve additional risks such as political instability and currency devaluation, although the International Value Fund does not intend, under normal circumstances, to invest more than 20% of its assets in such securities. An emerging market is any country that the World Bank has determined to have a low or middle income economy and may include any country in the world except the U.S., Australia, Canada, Japan, New Zealand, and most countries in Western Europe such as Belgium, Denmark, France, Germany, Great Britain, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

The Gold Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in gold and securities of companies located throughout the world that are engaged in mining or processing gold (“gold related securities”).  The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.  The Fund may also invest in other precious metals and securities of companies that are engaged in mining or processing other precious metals (“other precious metal securities”).  However, no more than 20% of the Fund’s total assets may be invested directly in gold bullion and other precious metals.  The Fund’s investments may include foreign securities, both in developed and emerging markets, and small capitalization issuers.

The Gold Fund will invest primarily in common stock, investment grade debt convertible into common stock, depository receipts and warrants.  However, the Fund may also invest in preferred stock and investment grade debt securities if the Advisor believes that they will provide greater potential for capital appreciation than investment in the above-listed securities.

The Opportunity Fund

The Opportunity Fund seeks to achieve its investment objective by investing primarily in the common stocks of small cap companies and mid cap companies which have the potential to deliver superior long term earnings growth.  The Opportunity Fund defines small cap companies as companies with a market capitalization of less than $3 billion and mid cap companies as companies with a market capitalization between $3 billion and $12 billion.  In addition, the Opportunity Fund may invest in large cap companies.  Market capitalization is measured at the time of initial purchase.

The portfolio manager will invest in common stocks that he believes will achieve the Opportunity Fund’s objective of long-term capital appreciation.  In accordance with the portfolio manager’s investment discipline, he evaluates a number of key attributes and searches for companies which are market leaders in growth industries.  The portfolio manager believes that a strong brand name and the ability to raise the prices of their service or product can be an equally significant consideration in research of the companies.  The Opportunity Fund seeks to invest in companies whose sales and earnings have increased at a consistent rate.  The portfolio manager’s investment approach includes the analysis of company financial statements in addition to meeting with corporate managements.  The portfolio manager believes that companies should be evaluated through the analysis of various fundamental stock characteristics and he focuses on earnings and sales growth, valuation, and profitability.

The portfolio manager believes that the primary advantages of investing in smaller and mid capitalization companies include: (1) the potential for capital appreciation and (2) these companies are often undiscovered by mainstream Wall Street.  The portfolio manager believes that a mid cap mandate which also has the ability to invest in small cap companies is better positioned to outperform over a longer period of time.

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The Opportunity Fund seeks to achieve significant portfolio diversification by investing in a number of sectors and industries in the U.S.  In addition, the Opportunity Fund may invest up to 20% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

While the Opportunity Fund is growth oriented, the portfolio manager does not distinguish between growth and value common stocks in his process of selecting the Opportunity Fund’s portfolio holdings.

Under normal conditions, the Opportunity Fund will reduce or liquidate its holdings in companies which reach the portfolio manager’s price objective, lose their competitive advantage or fail to sustain reasonable profitability.”

The Delafield Fund

The Delafield Fund will seek to achieve its objectives by investing primarily in the equity securities of domestic companies. Specifically, the Delafield Fund will primarily invest in equity securities of domestic companies which the portfolio managers believe to be undervalued or to represent special situations.  An example of a special situation is a company undergoing change that might cause its market value to grow at a rate faster than the market generally.

Under normal circumstances the Delafield Fund will have more than 65% of its assets invested in equity securities, including common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks.  The Delafield Fund, however, may also invest not more than 35% of its total assets in debt securities and preferred stocks that the portfolio managers believe offer a significant opportunity for price appreciation.  In addition, the Delafield Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

Critical factors that will be considered in the selection of any securities in which the Delafield Fund may invest will include the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook.  Although the balance sheet of a company is important to the portfolio managers’ analysis, the Delafield Fund may invest in financially troubled companies if the portfolio managers have reason to believe that the underlying assets are worth far more than the market price of the shares.  In addition, companies generating free cash flow (defined as earnings, depreciation, and deferred income tax in excess of need for capital expenditures and dividends) will be considered attractive.  Investment securities will also be assessed upon their earning power, stated asset value and off the balance sheet values.  The portfolio managers intend to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company’s success is its size.

The Delafield Fund will not seek to realize profits by anticipating short-term market movements and intends to purchase securities for long-term capital appreciation under ordinary circumstances.

The Delafield Fund seeks to attain its investment objectives principally through investments in the following securities.

•
Common Stock: The portfolio managers intend to invest primarily in equity securities of domestic companies in order to seek to achieve the Delafield Fund’s investment objectives.  Since the Delafield Fund primarily contains common stocks of domestic issuers, an investment in the Delafield Fund should be made with an understanding of the risks inherent in an investment in common stocks which may include a susceptibility to general stock market movements and volatile changes in value.

•
U.S. Government Securities: The U.S. Government securities in which the Delafield Fund may invest include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by privately owned corporations that are federally chartered by the U.S. Government.

•
Money Market Funds: Money market funds are registered investment companies that invest in high-quality, short-term debt instruments of a specified nature.  The money market funds seek to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of $1.00 per share.

The Delafield Fund’s portfolio managers consider the following factors when buying and selling securities for the Delafield Fund: (i) the value of individual securities relative to other investment alternatives; (ii) trends in the determinants of corporate profits; (iii) corporate cash flow; (iv) balance sheet changes; (v) management capability and practices; and (vi) the economic and political outlook.

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The Select Fund

Under normal circumstances, the Select Fund will invest in a focused group of approximately 30 common stocks issued primarily by small to mid-sized U.S. companies that the portfolio managers believe represent the best equity investment opportunities identified by the portfolio managers.  To a lesser extent, the Select Fund may invest in other securities, including obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.  In addition, the Select Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

The Select Fund applies a “value approach” to investing, seeking to invest in common stocks that the portfolio managers believe are currently undervalued by the market or that represent special situations.  When selecting securities for the Select Fund, the portfolio managers consider factors such as the valuation of individual securities relative to other investment alternatives, trends in corporate profits, corporate cash flow, balance sheet changes, management capability and practices and the economic and political outlook. Although the strengths of a company’s balance sheet are important to the portfolio managers’ analysis, the Select Fund may invest in financially troubled companies if the portfolio managers have reason to believe that the company, based on its analysis, is worth more than the market price of the shares. In addition, companies generating free cash flow (defined as earnings, depreciation and deferred income tax in excess of the need for capital expenditures and dividends) will generally be considered attractive. Investment securities may also be assessed upon their earning power, stated asset values and off-balance sheet values.  The portfolio managers may dispose of a security (i) if the price of the security increases above the portfolio managers’ target price for that security, (ii) if the portfolio managers believe that other investment opportunities offer the potential for greater capital appreciation or otherwise represent a better relative value, (iii) a company’s balance sheet weakens, (iv) company management is not executing its business plan, (v) the portfolio managers believe that actual or potential deterioration in the issuer’s earning power may adversely affect the price of its securities or (vi) the economic or political outlook for a company changes.

The Select Fund will normally not seek to realize profits by anticipating short-term market movements and, under ordinary circumstances, intends to purchase securities for long-term capital appreciation.

Diversification Status

The Tocqueville Fund, the Opportunity Fund, the International Value Fund and the Delafield Fund are classified as diversified investment companies.  As diversified investment companies, 75% of the assets of each Fund are subject to the following limitations: (i) no more than 5% of each Fund’s total assets may be invested in the securities of any one issuer, except obligations of the U.S. government and its agencies and instrumentalities and (ii) each Fund may not own more than 10% of the outstanding voting securities of any one issuer.  The classification of these Funds as diversified is a fundamental policy of each Fund and can only be changed upon approval of the vote of a majority of the outstanding shares of each Fund.  The Select Fund and the Gold Fund are classified as non-diversified investment companies and are not subject to these percentage restrictions.  The Gold Fund’s and Select Fund’s classification as non-diversified investment companies are non-fundamental policies and may be changed by the Board of Trustees without obtaining shareholder approval.

Borrowing

Each Fund may borrow up to 10% of the value of its total assets from banks at prevailing interest rates for extraordinary or emergency purposes.  A Fund may not purchase additional securities when borrowings exceed 5%.

Temporary Investments

When current market, economic, or political conditions are unsuitable for a Fund’s investment objective, or in other appropriate circumstances, each Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments.  The result of employing this type of temporary defensive strategy is that a Fund may not achieve its investment objective.

Additional Investment Techniques

In addition to the techniques described above, each Fund may employ investment techniques that are not principal investment strategies of the Fund.  Each Fund may enter into repurchase agreements, invest in illiquid and restricted securities and invest in other investment companies.  Each Fund, other than the International Value Fund, may sell securities short “against the box.”  The International Value Fund, the Select Fund and the Gold Fund may invest in futures and options on securities, indices and currencies and use such securities to hedge risk.  The Opportunity Fund may invest in options on securities, indices and currencies and use such securities to hedge risk.  Each of these investment techniques is subject to certain limitations and restrictions and involves additional risks which are described in more detail in the SAI.

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Principal Risks of Investing in the Funds

As with all mutual funds, investing in the Funds involves certain risks.  There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past.  You may lose money if you invest in one of the Funds.

Some of the investment techniques used involve greater amounts of risk.  These investment techniques are discussed in detail in the SAI.  The Funds are also subject to certain limitations and restrictions, which are described in the SAI.

You should consider the risks described below before you decide to invest in any of the Funds.

Risks of Investing in Mutual Funds

The following risks are common to all mutual funds:

Common Stock Risk. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock take precedence over the claims of those who own common stock. It is possible that all assets of that issuer will be exhausted before any payments are made to the common stockholders.

Market Risk.  The market value of a security a Fund holds will fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk may affect an individual security, a particular sector or the entire market.

Manager Risk.  A Fund’s portfolio manager may use an investment strategy that does not achieve the Fund’s objective or may fail to execute a Fund’s investment strategy effectively.

Portfolio Turnover Risk.  Active trading by a Fund will result in higher Fund expenses and may also result in an increase in a Fund’s distributions of taxable income.

Information Risk.  The risk that key information about a security may be inaccurate or unavailable.  Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Opportunity Risk.  The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Valuation Risk.  The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.  This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Growth Stock Risk (applicable only to the Opportunity Fund).  Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.  Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Risks of Investing in Non-U.S. Securities

Each Fund may invest a portion of its assets in non-U.S. securities and may directly hold foreign currencies and purchase and sell foreign currencies.  The following risks are common to mutual funds that invest in non-U.S. securities and hold foreign currencies:

Legal and Regulatory Risk. The risk that the laws and regulations of foreign countries may provide investors with less protection or may be less favorable to investors than the U.S. legal system.  For example, there may be less publicly available information about a foreign company than there would be about a U.S. company.  The auditing and reporting requirements that apply to foreign companies may be less stringent than U.S. requirements.  Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

Currency Risk. The risk that the NAV of a Fund will be adversely affected by the devaluation of foreign currencies or by a change in the exchange rate between the U.S. dollar and the currencies in which a Fund’s stocks are denominated.  The Funds may also incur transaction costs associated with exchanging foreign currencies into U.S. dollars.

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Liquidity Risk.  Foreign stock exchanges generally have less volume than U.S. stock exchanges.  Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets.  Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

Expropriation Risk.  Foreign governments may expropriate a Fund’s investments either directly by restricting the Fund’s ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund’s investments at such high levels as to constitute confiscation of the security.  There may be limitations on the ability of a Fund to pursue and collect a legal judgment against a foreign government.

Political Risk.  Political or social instability or revolution in certain countries in which a Fund invests, in particular, emerging market countries, may result in the loss of some or all of the Fund’s investment in these countries.

Emerging Markets Risk.  Emerging market securities bear various foreign investment risks discussed above.  In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets.  Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable.  Investments in emerging market countries may be affected by national policies that restrict foreign investment.  Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.  A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to a Fund.

Risks of Investing in Debt Securities

Each Fund may invest a portion of its assets in debt securities.  The following risks are common to mutual funds that invest in debt securities:

Interest Rate Risk. The risk that an increase in interest rates will cause the value of a debt security to decline.  In general, debt securities with longer maturities are more sensitive to changes in interest rates.

Credit (or default) Risk. The risk that the issuer of a debt security may be unable to make timely payments of principal or interest, or may default on the debt.

Inflation Risk. The risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund.  Fixed-rate debt securities are more susceptible to this risk than floating rate debt securities.

Reinvestment Risk. The risk that when interest income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate.  Generally, interest rate risk and reinvestment risk have offsetting effects.

Risks of Investing in Restricted Securities

Each Fund may invest in restricted securities, although the Funds, with the exception of the Gold Fund, do not intend to invest more than 5% of their assets in such securities.  Restricted securities have contractual or legal restrictions on their resale.  They may include private placement securities that a Fund buys directly from the issuer.  Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.  Restricted securities may be illiquid.  A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value.  A Fund may get only limited information about the issuer, so it may be less able to predict a loss.

Risks of Investing in Gold Bullion (applicable only to the Gold Fund and the Tocqueville Fund)

The Gold Fund and the Tocqueville Fund may invest up to 20% and 10%, respectively, of their total assets in gold bullion.  The Gold Fund and Tocqueville Fund are subject to the risk that they could fail to qualify as a regulated investment company under the Internal Revenue Code if they derive more than 10% of their gross income from investments in gold bullion or other precious metals.  Failure to qualify as a regulated investment company would result in adverse tax consequences to the Gold Fund and Tocqueville Fund and their shareholders.

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Risks of Investing in a Non-Diversified Fund (applicable only to the Select Fund and Gold Fund)

As a non-diversified fund, the Select Fund and the Gold Fund have the ability to take larger positions in a smaller number of issuers.  Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than that of a comparable diversified fund.  This fluctuation, if significant, may affect the performance of the Select Fund or Gold Fund.

Disclosure of Portfolio Holdings

Each Fund discloses its calendar quarter-end portfolio holdings on the Funds’ website, http://www.tocqueville.com/mutual-funds, no earlier than 15 calendar days after the end of each quarter.  Each Fund also discloses its top ten holdings on its website no earlier than 15 calendar days after the end of each month.  The top ten and quarter-end portfolio schedules will remain available on the Funds’ website at least until it is updated for the next month or quarter, respectively, or until the Funds file with the SEC their semi-annual or annual shareholder reports or Form N-Q that includes such period.  The most recent portfolio schedules are available on the Funds’ website, as noted above, or by calling toll free at 1-800-697-3863.  Each Fund may terminate or modify this policy at any time without further notice to shareholders.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.  Form N-Q is available on the SEC’s website at www.sec.gov.

MANAGEMENT OF THE FUNDS

Investment Advisor

Tocqueville Asset Management L.P., 40 West 57th Street, 19th Floor, New York, New York 10019, acts as the investment advisor (the “Advisor”) to each Fund under separate investment advisory agreements which provide that the Advisor identify and analyze possible investments for each Fund, and determine the amount, timing, and form of those investments.  The Advisor has the responsibility of monitoring and reviewing each Fund’s portfolio, on a regular basis, and recommending when to sell the investments.  All purchases and sales by the Advisor of securities in each Fund’s portfolio are subject at all times to the policies set forth by the Board of Trustees.  The Advisor has been in the asset management business since 1990 and as of December 31, 2012, had more than $10.6 billion in assets under management.

For the performance of its services under the investment advisory agreements, the Advisor receives a fee from each Fund, calculated daily and payable monthly, at an annual rate of: (1) for the Tocqueville Fund, 0.75% on the first $1 billion of the average daily net assets of the Tocqueville Fund, and 0.65% of the average daily net assets in excess of $1 billion; (2) for the Opportunity Fund, 0.75% on the first $500 million of the average daily net assets of the Opportunity Fund, and 0.65% of the average daily net assets in excess of $500 million; (3) for the International Value Fund, 1.00% on the first $1 billion of the average daily net assets of the International Value Fund, and 0.75% of the average daily net assets in excess of $1 billion; (4) for the Gold Fund, 1.00% on the first $500 million of the average daily net assets of the Gold Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.65% of the average daily net assets in excess of $1 billion; (5) for The Delafield Fund, 0.80% on the first $250 million of net assets of the Delafield Fund; 0.75% on the next $250 million of net assets of the Delafield Fund; 0.70% on the next $500 million of net assets of the Delafield Fund; and 0.65% on all net assets of the Delafield Fund over $1 billion; and (6) for the Select Fund, 0.80% on all net assets of the Select Fund.  In addition, with respect to the Tocqueville Fund and the Tocqueville International Value Fund, the Advisor has contractually agreed to waive its management fees and/or reimburse expenses in order to ensure that the Tocqueville Fund’s and the Tocqueville International Value Fund’s total annual operating expenses do not exceed 1.25% of their average daily net assets.  These Expense Limitation Agreements will remain in effect until March 1, 2014.  For the fiscal year ended October 31, 2012, the Funds paid the Advisor advisory fees equal to: 0.75% for the Tocqueville Fund, 0.75% for the Opportunity Fund, 1.00% for the International Value Fund, 0.75% for the Gold Fund, 0.71% for The Delafield Fund and 0.80% for the Select Fund.

The Funds’ annual report to shareholders for the period ended October 31, 2012 contained a discussion of the basis of the Board of Trustees’ determination regarding whether to continue the investment advisory agreements as described above for the Tocqueville Fund, Opportunity Fund, International Value Fund, Gold Fund, Delafield Fund and the Select Fund.  The Funds’ annual report is available on the Funds’ website at http://www.tocqueville.com/mutual-funds.

Portfolio Management

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds’ portfolios.  The SAI has more detailed information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in their respective Fund.

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Robert W. Kleinschmidt has been the portfolio manager of the Tocqueville Fund since 1992.  Mr. Kleinschmidt is the President, Chief Investment Officer and a director of Tocqueville Management Corporation.  He previously held executive positions at the investment management firm David J. Greene & Co. and Mr. Kleinschmidt has a BBA in accounting from the University of Wisconsin and an MA in economics from the University of Massachusetts.

James E. Hunt has been the portfolio manager or a co-portfolio manager of the International Value Fund since 2001.  Mr. Hunt has been a portfolio manager with the Advisor since 2000.  Mr. Hunt also serves as a Managing Director of the Advisor and served as Director of Research from 2000 – 2006.  Prior to joining the Advisor, Mr. Hunt was President of Hunt Asset Management from 1999 to 2000.  Prior to forming Hunt Asset Management, he spent eight years with Lehman Brothers and two years with Warburg Dillon Read in their respective investment banking departments.  He began his career in 1984 as an Equity Analyst with Delafield Asset Management, Inc.  Mr. Hunt holds an MBA from Yale University and a BA from Brown University.

Thomas R. Vandeventer has been the portfolio manager of The Tocqueville Opportunity Fund since July 1, 2010.  Mr. Vandeventer also serves as a Managing Director of the Advisor.  Prior to joining the Advisor in 2006, Mr. Vandeventer was a Managing Director at Clearbridge Advisors (Legg Mason) and Citigroup Global Asset Management since 1986.  Mr. Vandeventer received his BA from the University of Virginia and his MBA from Columbia University.

John Hathaway has been the portfolio manager or a co-portfolio manager of the Gold Fund since 1997.  Mr. Hathaway also serves as a Senior Managing Director of the Advisor.  Mr. Hathaway was a portfolio manager with Hudson Capital Advisors from 1986 through 1989, and the President, Chief Investment Officer and portfolio manager with Oak Hill Advisors from 1989 through 1996.  Mr. Hathaway has been a portfolio manager with the Advisor since 1997.  He received his MBA from the University of Virginia and his BA from Harvard University.

Douglas B. Groh has been the co-portfolio manager of the Gold Fund since 2012.  Mr. Groh also serves as a Senior Research Analyst at the Advisor and is a member of the gold investment team.  Prior to joining the Advisor in 2003, Mr. Groh was Director of Investment Research at Grove Capital from 2001 to 2003, and from 1990-2001, held investment research and banking positions at J.P. Morgan, Merrill Lynch and ING Bank.  Mr. Groh began his career as a mining and precious metals analyst in 1985 at U.S. Global Investors.  Mr. Groh earned a BS in Geology and Geophysics from the University of Wisconsin – Madison and an M.A. from the University of Texas at Austin, where he focused on mineral economics.

J. Dennis Delafield has been a co-portfolio manager of the Delafield Fund and the Select Fund since September 2009.  Mr. Delafield also serves as a Managing Director of the Advisor.  Mr. Delafield joined the Advisor in September 2009.  Prior to joining the Advisor, Mr. Delafield was a Managing Director of the Predecessor Delafield and Select Funds’ advisor, Reich & Tang Asset Management LLC.  Mr. Delafield was the Chairman and Director and a portfolio manager of the Predecessor Delafield Fund and Predecessor Select Fund (and Limited Partnership) since 1993 and 2005, respectively.  Mr. Delafield was associated with Reich & Tang Asset Management LLC in an investment advisory capacity since September 1991.  Mr. Delafield received a BA from Princeton University in 1957 and achieved his Chartered Financial Analyst designation in 1968.

Vincent Sellecchia has been a co-portfolio manager of the Delafield Fund and the Select Fund since September 2009.  Mr. Sellecchia also serves as a Managing Director of the Advisor.  Prior to joining the Advisor, Mr. Sellecchia was a Managing Director of the Predecessor Delafield and Select Funds’ advisor, Reich & Tang Asset Management LLC.  Mr. Sellecchia was the President and portfolio manager of the Predecessor Delafield Fund and Predecessor Select Fund (and Limited Partnership) since 1993 and 1998, respectively.  Mr. Sellecchia was associated with Reich & Tang Asset Management LLC in an investment advisory capacity since September 1991.  Mr. Sellecchia received his BA from Boston College in 1974 and a MBA from New York University in 1976.  He achieved his Chartered Financial Analyst designation in 1980.

Donald Wang has been a co-portfolio manager of the Select Fund since September 2009.  Mr. Wang also serves as a Portfolio Manager/Senior Analyst of the Advisor.  Mr. Wang joined the Advisor in September 2009.  Prior to joining the Advisor, Mr. Wang was a Managing Director of Reich & Tang Asset Management LLC, the Predecessor Select Fund’s investment adviser.  Mr. Wang was a portfolio manager of the Predecessor Select Fund since September 2008.  Mr. Wang was a portfolio manager of the limited partnership that was reorganized into the Predecessor Select Fund from November 2003 through September 2008.  Mr. Wang received his BS from New York University in 1989.  He achieved his Chartered Financial Analyst designation in 1993.

SHAREHOLDER INFORMATION

How the Funds Value Shares

The NAV, multiplied by the number of fund shares you own, gives you the value of your investment.

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Each Fund’s share price, called its NAV, is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally at 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (a “Fund Business Day”).  It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV per share is determined by dividing the market value of a Fund’s investments plus any cash or other assets less all liabilities by the number of Fund shares outstanding.  The Fund will process any shares that you purchase, redeem or exchange at the next share price calculated after it receives your investment instructions.  Purchase orders received by the close of regular trading on the NYSE are priced according to the NAV per share next determined on that day.  Purchase orders received after the close of regular trading on the NYSE are priced according to the NAV per share next determined on the following day.

Fund securities that are listed primarily on foreign exchanges may trade on weekends or on other days on which the Funds do not price their shares.  In this case, the NAV of such Fund’s shares may change on days when you are not able to purchase or redeem your shares.

The Funds generally value short-term fixed income and money market securities with remaining maturities of 60 days or less at amortized cost.  Securities for which market quotations are readily available are valued at their current market value, as determined by such quotations.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies and procedures established by the Board of Trustees.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.  For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).  In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The value of any shares of open-end funds held by a Fund will be calculated using the NAV of such funds.  The prospectuses for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effects of using fair value pricing.

You can obtain the NAV of the Funds by calling 1-800-697-3863, or by visiting the Funds’ website at www.tocqueville.com/mutual-funds

Investment Minimums

Minimum Initial Investment

Regular (non-retirement)	$1,000	*
Retirement Account	$ 250

*	The $1,000 minimum investment may be allocated among the Funds provided that you invest at least $250 in each Fund you wish to invest in.

Minimum Subsequent Investment	$100

We may reduce or waive the minimum investment requirements in some cases.

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Distribution of Fund Shares

Each Fund has adopted a distribution and service plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Pursuant to the Plans, each Fund will pay Rule 12b-1 distribution and service fees of 0.25% per annum of its average daily net assets.  The fees are used to pay for distribution activities and for providing shareholders with personal services and maintaining shareholder accounts.  These fees are paid out of the Fund’s assets on an on-going basis and, therefore, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Tocqueville Securities, L.P. (the “Distributor”) or an affiliate may, from time to time, at its expense and out of its own resources, (a source of which may be the 12b-1 fees paid by the Funds under the Plan), make cash payments to some but not all brokers, dealers or financial intermediaries (“securities dealers”) for shareholder services, as an incentive to sell shares of the Funds and/or to promote retention of their customers’ assets in the Funds.  These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase a Fund’s shares or the amount a Fund receives as proceeds from such sales.  Revenue sharing payments may be made to securities dealers that provide services to the Funds or their shareholders, including (without limitation) shareholder servicing, transaction processing, sub-accounting or marketing support.  The Distributor negotiates the level of payments described above to any particular securities dealers with each firm, based on, among other things, the nature and level of services provided by such securities dealers and the significance of the overall relationship of the securities dealers to the Distributor and its affiliate.  The amount of these payments may be significant and may create an incentive for the securities dealers to sell shares of the Funds to you or to recommend one fund complex over another.  Please speak with your securities dealer to learn more about payments made to them by the Distributor or an affiliate.

In addition, in certain cases, intermediaries, such as banks, broker-dealers, financial advisers or other financial institutions, may have agreements pursuant to which shares of the Funds owned by their clients are held of record on the books of the Funds in omnibus accounts maintained by each intermediary, and the intermediaries provide those Fund shareholders with sub-administration and sub-transfer agency services.  Pursuant to the Trust’s transfer agency agreement, the Trust pays the transfer agent a charge for each shareholder account.  As a result, the use of one omnibus account for multiple beneficial shareholders can create a cost savings to the Trust.  The Board of Trustees may, from time to time, authorize the Trust to pay a portion of the fees charged by these intermediaries to the extent of any transfer agency savings to the Trust as a result of the use of the omnibus account.  These payments compensate these intermediaries for the provision of sub-administration and sub-transfer agency services associated with their clients whose shares are held of record in this manner.

How to Purchase Shares of the Funds

You may purchase shares of the Funds through:

•	The Funds’ distributor, Tocqueville Securities, L.P.

•	Authorized securities dealers

•	The Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”)

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Methods of Payment:

By Check:  All checks must be drawn on U.S. banks and payable in U.S. dollars.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  The Funds may refuse to accept certain other forms of payment at their discretion.  Note that there is a $25 fee for any returned checks.  To purchase by check, you should:

•	Complete and sign the account application

•	Write a check payable to The Tocqueville Trust—[name of Fund]

•	Send your account application and check or exchange request to one of the following addresses:

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Regular Mail:

•	The Tocqueville Trust—[name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight Mail or Express:

•	The Tocqueville Trust—[name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Mutual Fund Services, 3rd Floor
Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

By Wire:  To purchase by wire, the Transfer Agent must have received a completed account application before your wire is sent.  A purchase order will not be accepted until the Fund has received the completed application and any requested documentation in proper form.  Wired funds must be received by the close of regular trading on the NYSE to be eligible for same day pricing.  Call the Transfer Agent at 1-800-697-3863 between 9:00 a.m. and 6:00 p.m. Eastern Time on any day the NYSE is open for business to advise of your intent to wire.  This will ensure proper credit.  Instruct your bank to wire funds to:

U.S. Bank, N.A. 777 E. Wisconsin Ave. Milwaukee, WI 53202 ABA # 075-000022	Credit: U.S. Bancorp Fund Services, LLC Account #: 112952137 Further credit: The Tocqueville Trust— [name of F und] Shareholder name and account number:

By Internet: Log onto www.tocqueville.com/mutual-funds, print and complete the application and send it along with a check payable to The Tocqueville Trust—[name of Fund].  Please mail your application and your check via regular, overnight or express mail to the addresses listed under Methods of Payment—By Check.

After your account is established, you may set a User ID and Password by logging onto www.tocqueville.com/mutual-funds.  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer via the Automated Clearing House (“ACH”) network.  Please make sure that your fund account is set up with bank account instructions and that your bank is an ACH member.  You must provide a voided check with which to establish your bank account instructions in order to complete internet transactions.

By Telephone: To purchase additional shares by telephone, the Transfer Agent must have received a completed account application where you accepted telephone transaction privileges.  You may purchase additional shares by calling 1-800-697-3863.  Telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network.  Each purchase must be $100 or more.  You must have banking information established on your account prior to making a purchase.  The Fund will process your purchase order for same day pricing if received by the close of regular trading on the NYSE.

By Automatic Investment Plan:  With a pre-authorized investment plan, your personal bank account is automatically debited at regular intervals to purchase shares of a Fund.  The minimum is $100 per transaction.  To establish an Automatic Investment Account complete and sign the appropriate section of the Purchase Application and send it to the Transfer Agent.  In order to participate in the Automatic Investment Plan, your bank must be a member of the ACH network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent at least 5 days prior to the effective date.

The Funds reserve the right to refuse any purchase or exchange order. In addition, the Funds and their agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations.  Examples of such instances include, but are not limited to: (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to Office of Foreign Assets Control (“OFAC”) regulations; (ii) where a Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity; or (iii) when notice has been received by a Fund or its agents that there is a dispute between the registered or beneficial account owners.

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The Funds do not issue certificates evidencing shares purchased.  Instead, the Funds will send investors a written confirmation for all purchases of shares.

Householding:  In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, annual reports, and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free 1-800-697-3863 to request individual copies of these documents or if your shares are held through a financial institution please contact them directly.  The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Inactive Accounts: It is important that the Funds maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds as undeliverable.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account.  If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

How to Redeem Shares

You may redeem shares by mail, telephone, or internet. Payment for shares redeemed will typically be sent on the following business day, but no later than the seventh calendar day after receipt of the redemption request provided the request is in “good order.”  A redemption request is in “good order” if it complies with the following:

•	if you have not elected to permit telephone redemptions, your request must be in writing and sent to the Transfer Agent as described below;

•
if share certificates have been issued, you must endorse the certificates and include them with the redemption request.  All signatures on the redemption request and endorsed certificates must be guaranteed by a commercial bank which is a member of the FDIC, a trust company, or a member firm of a national securities exchange; and

•	your request must include any additional legal documents concerning authority and related matters in the case of estates, trusts, guardianships, custodianships, partnerships and corporations.

If you purchased your shares by check, the payment of your redemption proceeds may be delayed for up to 15 calendar days or until the check clears, whichever occurs first.  You may have a check sent to the address of record, proceeds may be wired to your bank account of record, or funds may be sent via electronic funds transfer through the ACH network, also to the bank account of record.  Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH.

In accordance with the Trust’s frequent trading policies and procedures (see below under “Frequent Trading”), each Fund assesses a 2.00% redemption fee on redemptions of shares held 90 days or less.  Redemptions to which the fee applies include redemptions of shares resulting from an exchange made pursuant to the Exchange Privilege.  The redemption fee will not apply to redemptions of shares where: (i) the redemption (including a redemption resulting from an exchange) is made from any employer-sponsored retirement plans, deferred compensation plans and trusts used to fund those plans; (ii) the shares were purchased through certain intermediaries that charge an overall fee on client accounts that hold such shares through programs that the Advisor has determined have appropriate anti-short-term trading policies in place or as to which the Advisor has received assurances that effective anti-short-term trading policies and procedures are in place; (iii) the shares were purchased through the reinvestment of dividends or other distributions; (iv) the redemption results from a shareholder’s death or disability, provided, however, that the Fund or its agents receives notification at the time of the redemption that the shareholder is entitled to such waiver (and any requested documentation confirming such entitlement), (v) the shares are redeemed pursuant to the Systematic Withdrawal Plan; (vi) the shares redeemed were purchased as part of an Automatic Investment Plan; and (vii) a redemption is initiated by the Fund.  Shareholders who purchase shares of the Funds through financial intermediaries may be charged a separate redemption fee by those intermediaries.

The Trust will use the first-in, first out (“FIFO”) method to determine the 90 day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is 90 days or less, the redemption fee will be assessed.  In determining “90 days” the first day after a purchase of shares will be day one of the holding period for such shares.  Thus, shares purchased on March 30, 2013, for example, will be subject to the fee if they are redeemed on or prior to June 29, 2013.  If they are redeemed after June 29, 2013, the shares will not be subject to the redemption fee.

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Shareholders who have a Retirement Account must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  For additional information regarding Retirement Account redemptions, please call the Transfer Agent at 1-800-697-3863.

The Transfer Agent charges a $15 service fee for each payment of redemption proceeds made by wire.

By Mail:  To redeem by mail, please:

•	Provide your name and account number;

•	Specify the number of shares or dollar amount and the Fund name;

•	Sign the redemption request (the signature must be the same as the one on your account application);

•	Make sure all parties that are required by the account registration sign the request; and

•	Send your request to the appropriate address above under purchasing by mail.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable to or sent to any person, address or bank account not on record;

•	If a change of address request was received by the Transfer Agent within the last 15 days; and

•	For all redemptions in excess of $1,000,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.  The Funds reserve the right to waive any signature requirement at their discretion.

By Telephone:  You may redeem your shares of a Fund in any amount up to $1,000,000 by telephone if you accepted telephone privileges authorized telephone redemption on your account application, or if you provided a written request for telephone redemption.  A signature guarantee or other acceptable signature authentication may be required to add this service.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  To redeem by telephone, call the Transfer Agent at 1-800-697-3863 and provide your name and account number, amount of redemption and name of the Fund. Once a telephone transaction has been placed, it cannot be canceled or modified.  For your protection against fraudulent telephone transactions, the Funds will use reasonable procedures to verify your identity including requiring you to provide your account number and recording telephone redemption transactions.  As long as these procedures were followed, the Funds will not be liable for any loss or cost to you if they act on instructions to redeem your account that are reasonably believed to be authorized by you.  You will be notified if a telephone redemption or exchange is refused.  Telephone trades must be received by or prior to market close.  Please allow sufficient time to place your telephone transaction.  Telephone exchanges or redemptions may be difficult during periods of extreme market or economic conditions.  If this is the case, please send your exchange or redemption request by mail or overnight courier.  Redemption requests exceeding $1,000,000 must be made in writing (see “By mail” above).

By Internet: If you are set up to perform Internet transactions (either through your account application or by subsequent arrangements in writing), you may redeem shares in any amount up to $1,000,000 through the Funds’ website at www.tocqueville.com/mutual-funds.  You must redeem at least $100 for each Internet redemption.  Redemption requests for amounts exceeding $1,000,000 must be made in writing (see “By mail” above).  A signature guarantee or other acceptable signature authentication is required of all shareholders in order to change Internet redemption privileges.

Investments Through Securities Dealers.  Securities dealers may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Funds directly.  Accordingly, the net yield to investors who invest through securities dealers may be less than an investor would receive by investing in the Funds directly.  Securities dealers may also set deadlines for receipt of orders that are earlier than the order deadline of the Fund due to processing or other reasons.  An investor purchasing through securities dealers should read this Prospectus in conjunction with the materials provided by the securities dealers describing the procedures under which Fund shares may be purchased and redeemed through the securities dealers.  For any questions concerning the purchase or redemption of Fund shares through a securities dealer, please call your securities dealer or the Fund (toll free) at 1-800-697-3863.

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Certain qualified securities dealers may transmit an investor’s purchase or redemption order to the Fund’s Transfer Agent after the close of regular trading on the NYSE on a Fund Business Day, on the day the order is received from the investor, as long as the investor has placed his order with the securities dealer by the close of regular trading on the NYSE on that day.  The investor will then receive the net asset value of the Fund’s shares determined by the close of regular trading on the NYSE, on the day he placed his order with the qualified securities dealer.  Orders received after such time will not result in execution until the following Fund Business Day.  Securities dealers are responsible for instituting procedures to insure that purchase orders by their respective clients are processed expeditiously.

Frequent Trading

The Tocqueville Trust discourages short-term or excessive trading (“frequent trading”) of its Funds’ shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading. Frequent trading is sometimes referred to as market timing.  Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price.  Frequent trading may dilute the value of fund shares held by long-term shareholders.  Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would or cause a fund to sell portfolio securities at a time it otherwise would not.  Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not.  For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a Fund.  There is no guarantee that policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

In addition, to the extent a Fund invests in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders.  This may occur when an event that affects the value of the foreign security takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV.  Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage).  If this occurs, market timers who attempt this type of price arbitrage may dilute the value of a Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities.  In an effort to prevent price arbitrage, the Trust has procedures designed to adjust closing market prices of foreign securities before a Fund calculates its NAV when it believes such an event has occurred.  Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing).  Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent.  As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.  The risk of price arbitrage also exists with thinly-traded securities in the U.S., such as high yield bonds and some small cap equity securities.  A Fund may employ fair value pricing to these types of securities if it determines that the last quoted market price no longer represents the fair value of the security.

Shareholders seeking to engage in frequent trading may deploy a variety of strategies to avoid detection and despite the efforts of the Funds, there is no guarantee that the Funds’ procedures will in fact be able to identify all frequent trading or that such activity can be completely eliminated.  The ability of a Fund and its agents to detect and curtail frequent trading practices is limited by operational systems and technological limitations.  For example, a significant portion of the assets in the Funds may be invested by financial intermediaries on behalf of their clients, often in omnibus accounts where individual shareholder investments are aggregated by the intermediary and a single account is opened with a Fund. Omnibus accounts are common among financial intermediaries and may be established for a variety of legitimate purposes, including promoting efficiency of account administration and the privacy of customer financial information.  When a financial intermediary maintains an omnibus account with a Fund, the identity of the particular shareholders that make up the omnibus account is often not known to the Fund.

A Fund does not always know and cannot always reasonably detect frequent trading which may occur or be facilitated by financial intermediaries, particularly with regard to trading by shareholders in omnibus accounts.  There may exist multiple tiers of omnibus accounts within a financial intermediary, which may further compound the difficulty to a Fund and its agents of detecting frequent trading in omnibus accounts.  In addition, some financial intermediaries, particularly with respect to group retirement plans, do not have the ability to apply the Funds’ frequent trading policies and procedures to the underlying shareholders investing in the Funds, either because they do not have the systems capability to monitor such trades or they do not have access to relevant information concerning the underlying accounts. In these cases, the Funds will not be able to determine whether frequent trading by the underlying shareholders is occurring.  Accordingly, the ability of the Funds to monitor and detect frequent trading through omnibus accounts is extremely limited, and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in frequent trading through omnibus accounts or to curtail such trading.  In seeking to identify and prevent frequent trading in omnibus accounts, the Funds will consider the information that is actually available to them at the time and attempt to identify suspicious trading patterns on the omnibus account level.

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As indicated above under “How to Purchase Shares of the Funds,” the Funds reserve the right to refuse any purchase or exchange order for their shares for any reason, including transactions deemed by the Funds to represent frequent trading activity.  The Trust may change its policies relating to frequent trading at any time without prior notice to shareholders.

Additional Shareholder Services

Systematic Withdrawal Plan:  As another convenience, you may redeem your Fund through the Systematic Withdrawal Plan (“Plan”).  Under the Plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. In order to participate in the Plan, your account balance must be at least $10,000 and each payment must be a minimum of $500.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This Program may be terminated at any time by the Fund.  You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent in writing at least five days prior to the effective date.

A withdrawal under the Plan involves redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Exchange Privilege.  Subject to certain conditions, you may exchange shares of a Fund for shares of another Fund of The Tocqueville Trust at that Fund’s then current net asset value.  An exchange may be made only in states where shares of the Funds are qualified for sale.  The dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Fund acquired through the exchange.  Exchanges must be made between accounts having identical registrations and addresses. Exchanges may be authorized by telephone.

You may also exchange shares of any or all of an investment in the Funds for shares of the First American Prime Obligation Fund (a “Money Market Fund”), the First American Government Obligations Fund (a “Money Market Fund”), or the Nuveen Intermediate Term Bond Fund (a “Bond Fund”).  This Exchange Privilege is a convenient way for you to buy shares in a Money Market Fund or Bond Fund in order to respond to changes in your investment goals or market conditions.  Before exchanging into a First American Money Market Fund or the Nuveen Intermediate Term Bond Fund, you should read the First American Funds’ Prospectus or the Prospectus for the Nuveen Intermediate Term Bond Fund and confirm that such shares are offered in your state of residence.  To obtain a First American Funds Prospectus and the necessary exchange authorization forms, call the Transfer Agent at 1-800-697-3863.  The First American Funds are managed by U.S. Bancorp Asset Management, an affiliate of U.S. Bancorp Fund Services, LLC.  The First American Funds are not affiliated with The Tocqueville Trust.  To obtain a Nuveen Intermediate Term Bond Fund Prospectus and the necessary exchange authorization forms, call 1-800-257-8787.  The Nuveen Intermediate Term Bond Fund is managed by U.S. Bancorp Asset Management, an affiliate of U.S. Bancorp Fund Services, LLC.  The Nuveen Intermediate Term Bond Fund is not affiliated with The Tocqueville Trust.

Because frequent trading can hurt the Funds’ performance and shareholders, the Funds reserve the right to temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict you from using the Exchange Privilege at any time, without notice.  The restriction or termination of the Exchange Privilege does not affect the rights of shareholders to redeem shares.  The Transfer Agent charges a $5 fee for each telephone exchange, which is currently paid by the Advisor.

An exchange of shares in a Fund pursuant to the Exchange Privilege is, in effect, redemption of shares in the Fund followed by the purchase of shares of the investment company into which the exchange is made and may result in a shareholder realizing a taxable gain or loss for federal income tax purposes.  In addition, redemptions resulting from an exchange made pursuant to the Exchange Privilege may be subject to a redemption fee if such shares are held for 90 days or less.  For a complete description of when the redemption fee is applicable to redemptions of Fund shares (including redemptions resulting from an exchange made pursuant to the Exchange Privilege), please read the section entitled “How to Redeem Shares.”  Furthermore, each time you make an exchange under the Exchange Privilege, you are effectively redeeming your shares in that Fund.  Each exchange, and additional exchanges, is thus potentially subject to the redemption fee provisions as described above.

Check Redemption.  You may request on the Purchase Application or by later written request to establish check redemption privileges for the First American Prime Obligation Fund.  The redemption checks (“Checks”) will be sent only to the registered owner(s) and only to the address of record.  Checks may be made payable to the order of any person in the amount of $250 or more. Dividends are earned until the Check clears the Transfer Agent.

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Additional Exchange and Redemption Information

Small Accounts. A Fund has the right to redeem an account that has dropped below $500 in value for a period of three months or more due to redemptions.  You will be given at least 60 days prior written notice of any proposed redemption and you will be given the option to purchase additional shares to avoid the redemption.

Check Clearance. The proceeds from a redemption request may be delayed up to 15 calendar days if any portion of the shares to be redeemed represents a recent investment made by check. U.S. Bancorp Fund Services, LLC, the Funds’ Transfer Agent, will charge a $25 fee against a shareholder’s account for any payment check returned.  The shareholder will also be responsible for any losses suffered by the Funds as a result.  This delay can be avoided by purchasing shares by wire.

Exchange Limit.  In order to limit expenses, or pursuant to the Funds’ frequent trading policies, we reserve the right to limit the total number of exchanges you can make in any calendar year.

Suspension of Redemptions.  We may suspend the right of redemption or postpone the date at times when the NYSE is closed (other than customary weekend and holiday closings), during which trading on the NYSE is restricted or under certain emergency circumstances or for such other periods as determined by the SEC.

Verification of Identity. In accordance with applicable customer identification regulations, the Funds reserve the right to redeem the shares of any shareholder and close the shareholder’s account if a Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If a Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.  The value of the shares at the time of redemption may be more or less than what the shareholder paid for such shares.

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

Dividends and Capital Gains Distributions. Each Fund distributes all or most of its net investment income and net capital gains to shareholders.  Dividends of net investment income for each Fund are normally declared and paid at least annually.  Net capital gains (if any) for each Fund are also normally declared and paid at least annually.

Any dividends and/or capital gains distributions will be automatically reinvested at the next determined NAV unless you elect otherwise.  These reinvestments will not be subject to a sales charge.  You may choose to have dividends and capital gains distributions paid to you in cash.  You may also choose to reinvest dividends and capital gains distributions in shares of another Tocqueville Fund.  Dividends and capital gains distributions generally will be taxable regardless of the manner in which you choose to receive them.  If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.  You may authorize either of these options by calling the Transfer Agent at 1-800-697-3863 and requesting an optional shareholder services form.  You must complete the form and return it to the Transfer Agent before the record date in order for the change to be effective for that dividend or capital gains distribution.

Buying Before a Dividend. If you own shares of a Fund on the record date, you will receive a dividend or capital gains distribution.  The distribution will lower the NAV per share on that date and may represent, in substance, a return of basis (your cost); however the distribution will be subject to federal income taxes.

Tax Matters

The following tax information is based on tax laws and regulations in effect on the date of this prospectus.  These laws and regulations are subject to change.  You should consult a tax professional concerning the tax consequences of investing in our Funds as well as for information on foreign, state and local taxes which may apply.  A statement that provides the federal income tax status of the Funds’ distributions will be sent to shareholders at the end of each year.

Qualification as a Regulated Investment Company.  Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund will not be subject to federal income tax law if it distributes its income as required by the law and satisfies certain other requirements that are described in the SAI.

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Distributions to Shareholders.  Distributions to shareholders may consist of ordinary income distributions, capital gain distributions and/or returns of capital.  Some dividends received by individuals that consist of reported distributions from the Funds’ investment company taxable income may be eligible for the lower tax rates currently applicable to qualified dividends under federal income tax law, for which the maximum rate is 20 percent if derived from taxable U.S. corporations or certain foreign corporations and if certain holding periods are met.  Distributions from the International Value Fund and the Gold Fund in particular may not qualify as dividends eligible for the preferential tax rate.  Short-term capital gains and foreign currency gains derived from sales of securities by a Fund are taxed to shareholders as ordinary income.  Capital gain distributions are distributions of a Fund’s net long-term capital gains derived from selling stocks within its portfolio that have satisfied the long-term holding period.  Such capital gain distributions qualify for the reduced rate of tax on long-term capital gains for non-corporate holders regardless how long you have held your shares.  Dividends and net capital gains generally are subject to the 3.8% Medicare tax for shareholders in the higher income tax brackets.  You will incur taxable income from distributions even if you have them automatically reinvested.  A distribution declared in October, November or December to shareholders of record on a specified date in such a month but made in January will be treated for tax purposes as having been distributed on December 31 of the prior year.  State and local income taxes also may apply to distributions from the Funds.

Gain or Loss on Sale of Shares of a Fund.  You will generally recognize a gain or loss when you sell your shares of the Fund.  The gain or loss is the difference between the proceeds of the sale (generally the NAV of the Fund on the date of sale times the number of shares sold) and your adjusted tax basis.  Any loss realized on a taxable sale of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any net capital gain distributions received with respect to the shares.  If you sell shares of a Fund at a loss and repurchase shares of the same Fund within 30 days before or after the sale (a wash sale), a deduction for the loss is generally disallowed.  If you hold your shares as a capital asset, you generally will be eligible for the tax treatment applicable to capital gains with respect to any gain on such sales of shares in the Fund.  Generally, the current maximum federal income tax rate on long-term capital gains for non-corporate holders is 20 percent.  State and local capital gains taxes also may apply.

Foreign Source Income and Withholding Taxes.  Some of a Fund’s investment income may be subject to foreign income taxes, some of which may be withheld at the source.  If a Fund, such as the International Value Fund, qualifies and meets certain legal requirements (generally holding more than 50 percent of its assets in foreign securities subject to exceptions for fund of funds structures), it may elect to pass-through to shareholders deductions or credits for foreign taxes paid.  Shareholders may then claim a foreign tax credit or a foreign tax deduction for their share of foreign taxes paid.  You should consult with your own tax adviser regarding the impact to you of foreign source income.

Additional information concerning taxation of each Fund and its shareholders is contained in the SAI.  You should consult your own tax adviser concerning federal, state and local taxation of distributions from a Fund.

INDEX DESCRIPTIONS

S&P 500® Index: The S&P 500® Index is a good indicator of general stock market performance.  You may not invest directly in the S&P 500 Index. (Tocqueville Fund, Gold Fund, Delafield Fund)

Russell 2500® Growth Index:  The Russell 2500® Growth Index is an unmanaged index that measures the performance of the small to midcap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  You may not invest directly in the Russell 2500® Growth Index. (Opportunity Fund)

Morgan Stanley EAFE® Index:  The Morgan Stanley EAFE® Index is a good indicator of stock market performance in developed countries outside of North America.  You may not invest directly in the Morgan Stanley EAFE Index. (International Value Fund)

Philadelphia Stock Exchange Gold/Silver Index:  The Philadelphia Stock Exchange Gold/Silver Index is a good indicator of performance of the common stock of companies in the gold and silver mining industry.  You may not invest directly in the Philadelphia Stock Exchange Gold/Silver Index. (Gold Fund)

Russell 2000® Index: The Russell 2000® Index is a good indicator of small company stock market performance.  You may not invest directly in the Russell 2000® Index. (Delafield Fund, Select Fund)

Russell 2500® Index:  The Russell 2500® Index is a good indicator of general stock market performance.  You may not invest directly in the Russell 2500® Index. (Select Fund)

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the last five years.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information for the years ended October 31, 2012, 2011, 2010, 2009 and 2008 was audited by Grant Thornton LLP.  Grant Thornton LLP’s report along with further detail on each Fund’s financial statements are included in the annual report, which is available upon your request by calling 1-800-697-3863, or by visiting the Funds’ website at http://www.tocqueville.com/mutual-funds.  The financial information for the Delafield Fund and Select Fund for the years ended October 31, 2012, 2011, 2010 and for the period ended October 31, 2009 was audited by Grant Thornton LLP.  The information for the year ended December 31, 2008 and 2007 was audited by another firm and represents the Predecessor Funds before they were series of The Tocqueville Trust.  This information has been derived from the Predecessor Funds’ financial statements and is included in their annual report, which is available upon request by calling 1-800-697-3863.

THE TOCQUEVILLE FUND

	Years Ended October 31,
Per share operating performance (For a share outstanding throughout the year)	2012		2011	2010	2009	2008
Net asset value, beginning of year	$22.23		$21.53	$18.47	$16.39	$28.93

Operations:
Net investment income(1)	0.40		0.23	0.32	0.28	0.24
Net realized and unrealized gain (loss)	1.81		0.80	2.97	2.09	(10.56)

Total from investment operations(2)	2.21		1.03	3.29	2.37	(10.32)

Distributions to shareholders:
Dividends from net investment income	(0.33)		(0.33)	(0.23)	(0.29)	(0.19)
Distributions from net realized gains	—		—	—	—	(2.03)

Total distributions	(0.33)		(0.33)	(0.23)	(0.29)	(2.22)

Change in net asset value for the year	1.88		0.70	3.06	2.08	(12.54)

Net asset value, end of year	$24.11		$22.23	$21.53	$18.47	$16.39

Total Return	10.1%		4.8%	18.0%	14.8%	(38.5)%
Ratios/supplemental data:
Net assets, end of year (000)	$366,025		$491,541	$489,670	$383,470	$328,609
Ratio to average net assets:
Expense(3)	1.26	%(4)	1.25%	1.25%	1.25%	1.25%
Net investment income(3)	1.33%		0.98%	1.66%	1.68%	0.94%
Portfolio turnover rate	17%		28%	23%	32%	51%
____________
(1)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)
Total from investment operations per share includes redemption fees of $0.002, $0.002, $0.002, $0.004, and $0.009 per share for the years ended October 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(3)	Net of fees waived amounting to 0.03%, 0.01%, 0.01%, 0.08%, and 0.04% of average net assets for the fiscal years ended October 31, 2012, 2011, 2010, 2009, and 2008, respectively.
(4)	Includes 0.01% of interest expense which is not included in the Fund’s operating expense cap.

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THE TOCQUEVILLE OPPORTUNITY FUND

	Years Ended October 31,
Per share operating performance (For a share outstanding throughout the year)	2012	2011	2010	2009	2008
Net asset value, beginning of year	$14,96	$13.20	$10.78	$9.77	$17.24

Operations:
Net investment income (loss)(1)	(0.11)	(0.13)	(0.12)	(0.11)	0.02
Net realized and unrealized gain (loss)	0.91	1.89	2.54	1.23	(5.67)

Total from investment operations(2)	0.80	1.76	2.42	1.12	(5.65)

Distributions to shareholders:
Dividends from net investment income	—	—	—	(0.01)	(0.12)
Distributions from net realized gains	—	—	—	(0.10)	(1.70)

Total distributions	—	—	—	(0.11)	(1.82)

Change in net asset value for the year	0.80	1.76	2.42	1.01	(7.47)

Net asset value, end of year	$15.76	$14.96	$13.20	$10.78	$9.77

Total Return	5.4%	13.3%	22.6%	11.7%	(36.2)%
Ratios/supplemental data:
Net assets, end of year (000)	$65,455	$46,963	$32,863	$30,498	$36,429
Ratio to average net assets:
Expense	1.32%	1.36%	1.41%	1.41%	1.35%
Net investment income (loss)	(0.76)%	(1.04)%	(1.08)%	(0.97)%	0.12%
Portfolio turnover rate	77%	110%	104%	62%	169%
____________
(1)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)
Total from investment operations per share includes redemption fees of $0.004, $0.001, and $0.005 for the fiscal years ended October 31, 2012, 2009, and 2008, respectively and less than $0.001 for the fiscal years ended October 31, 2011 and 2010.

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THE TOCQUEVILLE INTERNATIONAL VALUE FUND

	Years Ended October 31,
Per share operating performance (For a share outstanding throughout the year)	2012	2011	2010	2009	2008
Net asset value, beginning of year	$12.00	$12.12	$10.48	$8.49	$16.48

Operations:
Net investment income(1)	0.17	0.11	0.11	0.10	0.13
Net realized and unrealized gain (loss)	(0.37)	(0.16)	1.65	2.59	(6.09)

Total from investment operations(2)	(0.20)	(0.05)	1.76	2.69	(5.96)

Distributions to shareholders:
Dividends from net investment income	(0.12)	(0.07)	(0.12)	(0.20)	(0.10)
Distributions from net realized gains	—	—	—	(0.50)	(1.93)

Total distributions	(0.12)	(0.07)	(0.12)	(0.70)	(2.03)

Change in net asset value for the year	(0.32)	(0.12)	1.64	1.99	(7.99)

Net asset value, end of year	$11.68	$12.00	$12.12	$10.48	$8.49

Total Return	(1.6)%	(0.5)%	17.0%	34.0%	(40.8)%
Ratios/supplemental data:
Net assets, end of year (000)	$218,793	$199,848	$150,103	$131,613	$118,189
Ratio to average net assets:
Expense	1.56%	1.56%	1.56%	1.62%	1.56%
Net investment income	1.53%	0.99%	1.03%	0.96%	1.07%
Portfolio turnover rate	38%	30%	27%	27%	63%
____________
(1)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Total from investment operations per share includes redemption fees of $0.001, $0.010, $0.002, $0.001, and $0.001for the fiscal years ended October 31, 2012, 2011, 2010, 2009, and 2008, respectively.

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THE TOCQUEVILLE GOLD FUND

	Years Ended October 31,
Per share operating performance (For a share outstanding throughout the year)	2012	2011	2010	2009	2008
Net asset value, beginning of year	$81.97	$82.00	$49.71	$21.77	$64.36

Operations:
Net investment loss(1)	(0.35)	(0.67)	(0.58)	(0.45)	(0.57)
Net realized and unrealized gain (loss)	(7.47)	2.25	32.96	29.28	(33.24)

Total from investment operations(2)	(7.82)	1.58	32.38	28.83	(33.81)

Distributions to shareholders:
Dividends from net investment income	—	—	—	—	(0.46)
Distributions from net realized gains	(1.33)	(1.61)	(0.09)	(0.89)	(8.32)

Total distributions	(1.33)	(1.61)	(0.09)	(0.89)	(8.78)

Change in net asset value for the year	(9.15)	(0.03)	32.29	27.94	(42.59)

Net asset value, end of year	$72.82	$81.97	$82.00	$49.71	$21.77

Total Return	(9.5)%	1.8%	65.2%	135.2%	(60.0)%
Ratios/supplemental data:
Net assets, end of year (000)	$2,445,913	$2,647,078	$2,199,603	$937,492	$410,857
Ratio to average net assets:
Expense	1.28%	1.25%	1.34%	1.50%	1.43%
Net investment loss	(0.56)%	(0.86)%	(1.11)%	(1.25)%	(1.07)%
Portfolio turnover rate	11%	3%	9%	9%	28%
____________
(1)	Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Total from investment operations per share includes redemption fees of $0.021, $0.102, $0.056, $0.025, and $0.027 for the fiscal years ended October 31, 2012, 2011, 2010, 2009, and 2008, respectively.

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THE DELAFIELD FUND

	Years Ended October 31,				January 1, 2009 through October 31,		Years Ended December 31
Per share operating performance (For a share outstanding throughout the period)	2012	2011	2010		2009		2008		2007
Net asset value, beginning of period	$27.21	$26.65	$21.35		$15.10		$24.33		$25.64

Operations:
Net investment income (loss)(1)	(0.04)	(0.08)	(0.00	)(3)	0.03		0.07		0.17
Net realized and unrealized gain (loss)	2.99	0.64	5.32		6.25		(9.23)		1.10

Total from investment operations(2)	2.95	0.56	5.32		6.28		(9.16)		1.27

Distributions to shareholders:
Dividends from net investment income	—	—	—		(0.03)		(0.07)		(0.16)
Distributions from net realized gains	(0.37)	—	—		—		(0.00	)(3)	(2.42)
Return of capital	—	—	(0.02)		(0.00	)(3)	(0.00	)(3)	—

Total distributions	(0.37)	—	(0.02)		(0.03)		(0.07)		(2.58)

Change in net asset value for the period	2.58	0.56	5.30		6.25		(9.23)		(1.31)

Net asset value, end of period	$29.79	$27.21	$26.65		$21.35		$15.10		$24.33

Total Return	11.0%	2.1%	25.0%		41.6	%(4)	(37.6)%		4.9%
Ratios/supplemental data:
Net assets, end of period (000)	$1,346,273	$1,262,876	$933,674		$636,548		$404,860		$656,999
Ratio to average net assets:
Expense	1.23%	1.23%	1.27%		1.38	%(5)	1.34	%(6)	1.28	%(6)
Net investment income (loss)	(0.13)%	(0.30)%	(0.02)%		0.21	%(5)	0.35	%(6)	0.57	%(6)
Portfolio turnover rate	49%	38%	30%		46	%(4)	81%		61%
____________
(1)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)
Total from investment operations per share includes redemption fees of $0.003, $0.006 and $0.006 for the years ended October 31, 2012, 2011 and 2010, $0.008 per share for the period ended October 31, 2009, less than $0.01 for the fiscal year ended December 31, 2008 and $0.01 for the fiscal year ended December 31, 2007.

(3)	Represents less than $0.01.
(4)	Not Annualized.
(5)	Annualized.
(6)	Net of fees waived amounting to 0.06% and 0.05% for the fiscal years ended December 31, 2008 and 2007, respectively.

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THE TOCQUEVILLE SELECT FUND

	Years Ended October 31,			January 1, 2009 through October 31,		Period from September 2008(3) through December 31
Per share operating performance (For a share outstanding throughout the period)	2012	2011	2010	2009		2008
Net asset value, beginning of period	$11.06	$11.54	$8.46	$5.77		$8.74

Operations:
Net investment income (loss)(1)	(0.04)	(0.07)	(0.03)	(0.00	)(4)	0.01
Net realized and unrealized gain (loss)	0.44	0.12	3.12	2.70		(2.97)

Total from investment operations(2)	0.40	0.05	3.09	2.70		(2.96)

Distributions to shareholders:
Dividends from net investment income	—	—	(0.01)	(0.00	)(4)	(0.01)
Distributions from net realized gains	(0.11)	(0.53)	—	—		—
Return of capital	—	—	—	(0.01)		—

Total distributions	(0.11)	(0.53)	(0.01)	(0.01)		(0.01)

Change in net asset value for the period	0.29	(0.48)	3.08	2.69		(2.97)

Net asset value, end of period	$11.35	$11.06	$11.54	$8.46		$5.77

Total Return	3.7%	(0.1)%	36.6%	46.7	%(5)	(33.9	)%(5)
Ratios/supplemental data:
Net assets, end of period (000)	$84,549	$71,554	$41,788	$24,681		$9,226
Ratio to average net assets:
Expense	1.37%	1.36%	1.38%	1.26	%(6)(7)	1.15	%(6)(7)
Net investment income (loss)	(0.36)%	(0.67)%	(0.43)%	(0.16	)%(6)(7)	0.29	%(6)(7)
Portfolio turnover rate	31%	28%	40%	24	%(5)	29	%(5)
____________
(1)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
(2)	Total from investment operations per share includes redemption fees of $0.002, $0.008 and $0.007 for the fiscal years ended October 31, 2012, 2011 and 2010, respectively.
(3)	Inception of Fund.
(4)	Represents less than $0.01.
(5)	Not Annualized.
(6)	Annualized.
(7)	Net of fees waived amounting to 0.77% and 2.32% for the fiscal periods ended October 31, 2009 and December 31, 2008, respectively.

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THE TOCQUEVILLE TRUST
Notice of Privacy Policy & Practices

The Tocqueville Trust recognizes and respects the privacy expectations of our customers1.  We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Tocqueville Trust.

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephone or electronic between a customer and the Tocqueville Trust or service providers to the Tocqueville Trust.

We may disclose all of the information described above to certain third parties who are not affiliated with the Tocqueville Trust as permitted by law—for example sharing information with companies who maintain or service customer accounts for the Tocqueville Trust is permitted and is essential for us to provide shareholders with necessary or useful services with respect of their accounts.  We may also share information with companies that perform marketing and or mailing services on our behalf or to other financial institutions with whom we have joint agreements.

We maintain, and require service providers to the Tocqueville Trust to maintain policies designed to assure only appropriate access to, and use of information about our customers.  When information about the Tocqueville Trust’s customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Tocqueville Trust.

1
For purposes of this notice, the terms “customer” or “customers” includes both shareholders of the Tocqueville Trust and individuals who provide nonpublic personal information to the Tocqueville Trust, but do not invest in shares of the Tocqueville Trust.

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Statement of Additional Information.  The SAI provides a more complete discussion about the Funds and is incorporated by reference into this Prospectus, which means that it is considered a part of this Prospectus.

Annual and Semi-Annual Reports.  Additional information about each Fund’s investments is available in the annual and semi-annual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To Review or Obtain this Information:  The SAI and annual and semi-annual reports, as well as other information about the Funds, are available without charge upon your request by calling us at 1-800-697-3863, by visiting the Funds’ website http://www.tocqueville.com/mutual-funds, or by calling or writing a broker-dealer or other financial intermediary that sells our Funds.  This information may be reviewed and copied at the Public Reference Room of the SEC or by visiting the SEC’s World Wide Website at http://www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.  In addition, this information may be obtained for a fee by writing or calling the Public Reference Room of the SEC, 100 F Street, NE, Washington, DC 20549-1520 or by electronic request at publicinfo@sec.gov.

Investment Company Act file no. 811-04840.

Tocqueville Funds 1-800-697-3863 www.tocqueville.com/mutual-funds

TQPRO 02/1 3

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STATEMENT OF ADDITIONAL INFORMATION

February 28, 201 3

THE TOCQUEVILLE TRUST

THE TOCQUEVILLE FUND (TOCQX)
THE TOCQUEVILLE OPPORTUNITY FUND (TOPPX)
THE TOCQUEVILLE INTERNATIONAL VALUE FUND (TIVFX)
THE TOCQUEVILLE GOLD FUND (TGLDX)
THE DELAFIELD FUND (DEFIX)
THE TOCQUEVILLE SELECT FUND (TSELX)

This Statement of Additional Information (“SAI”) relates to the Trust’s Prospectus dated February 28, 2013.  This Statement of Additional Information is not a prospectus.  This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus (the “Prospectus”) and should be read in conjunction with the Trust’s current Prospectus dated February 28, 2013, copies of which may be obtained by writing The Tocqueville Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, by calling (800) 697-3863, or by visiting the Funds’ website at http://www.tocqueville.com/mutual-funds.

The Financial Statements of the Funds have been incorporated by reference to the Trust’s Annual Report.  The Annual Report is available, without charge, upon request by calling the toll-free number provided above.  The material relating to the purchase, redemption and pricing of shares has been incorporated by reference to the Prospectus.

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FUND HISTORY

The Tocqueville Trust (the “Trust”) is a Massachusetts business trust organized on September 17, 1986, currently consisting of six separate funds (each, a “Fund” or, collectively, the “Funds”).  Each Fund is an open-end management investment company with a different investment objective.  The Tocqueville Fund, the Tocqueville Opportunity Fund (the “Opportunity Fund”), the Tocqueville International Value Fund (the “International Value Fund”), and the Delafield Fund are classified as diversified investment companies.  The Tocqueville Gold Fund (the “Gold Fund”) and the Tocqueville Select Fund (the “Select Fund”) are classified as non-diversified investment companies.  The Tocqueville Fund’s investment objective is long-term capital appreciation which it seeks to achieve by investing primarily in securities of United States issuers.  The Opportunity Fund’s investment objective is long-term capital appreciation which it seeks to achieve by investing primarily in securities of small-capitalization issuers located in the United States.  The International Value Fund’s investment objective is long-term capital appreciation consistent with preservation of capital which it seeks to achieve by investing primarily in securities of non-U.S. issuers.  The Gold Fund’s investment objective is long-term capital appreciation which it seeks to achieve by investing in gold, securities of companies located throughout the world that are engaged in mining or processing gold (“gold related securities”), other precious metals and securities of companies located throughout the world that are engaged in mining or processing such other precious metals (“other precious metal securities”).  The Delafield Fund’s investment objectives are to seek long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital which it seeks to achieve by investing primarily in the equity securities of domestic companies.  The Select Fund’s investment objective is to achieve long-term capital appreciation by investing in a focused group of common stocks issued primarily by small and mid-sized U.S. companies.  Current income is a secondary objective for the Select Fund.  In each other Fund, there is minimal emphasis on current income.  Much of the information contained in this SAI expands on subjects discussed in the Prospectus.  Capitalized terms not defined herein are used as defined in the Prospectus.  No investment in shares of the Funds should be made without first reading the Funds’ Prospectus.

On June 22, 2009, the Board of Directors of Delafield Fund, Inc. approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and liabilities of Delafield Fund, Inc. into the Delafield Fund, a series of The Tocqueville Trust.  On September 24, 2009, the shareholders of Delafield Fund, Inc. approved the Agreement and Plan of Reorganization.  On July 9, 2009, the Board of Trustees of Delafield Select Fund, a series of Natixis Funds Trust II, approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and liabilities of Delafield Select Fund into the Select Fund, a series of The Tocqueville Trust. On September 24, 2009, the shareholders of Delafield Select Fund approved the Agreement and Plan of Reorganization.  The effective date of both reorganizations was September 28, 2009.

The Delafield Fund, a series of the Trust, commenced operations on September 28, 2009 as successor to Delafield Fund, Inc.  The predecessor Delafield Fund, Inc. commenced operations on November 19, 1993.

The Select Fund, a series of the Trust, commenced operations on September 28, 2009 as successor to the Delafield Select Fund, a series of Natixis Funds Trust II.  The predecessor Delafield Select Fund commenced operations on September 29, 2008 for Class A and Class C shares and on September 26, 2008 for Class Y shares. Prior to September 29, 2008, the predecessor Delafield Select Fund operated as a Delaware limited partnership using substantially the same investment objectives and investment policies as the predecessor fund.  The limited partnership was incepted in July 1998.

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INVESTMENT POLICIES AND RISKS

The following descriptions supplement the investment policies of each Fund set forth in the Prospectus.  Each Fund’s investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectus and this SAI.

Recent Regulatory Events

Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events

Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Fund.  In response to the global financial crisis, the United States and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist:  a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries.  Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions.  A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

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Borrowing

Each Fund, from time to time, may borrow up to 10% of the value of its total assets from banks at prevailing interest rates as a temporary measure for extraordinary or emergency purposes.  A Fund may not purchase securities while borrowings exceed 5% of the value of its total assets.

Repurchase Agreements

Each Fund may enter into repurchase agreements subject to resale to a bank or dealer at an agreed upon price which reflects a net interest gain for the Fund.  The Funds will receive interest from the institution until the time when the repurchase is to occur.

Each Fund will receive as collateral U.S. “government securities,” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), including securities of U.S. government agencies, or other collateral that the Fund’s investment advisor (the “Advisor”) deems appropriate, whose market value is equal to at least 100% of the amount invested by the Fund, and each Fund will make payment for such securities only upon the physical delivery or evidence by book entry transfer to the account of its custodian.  If the seller institution defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines and it might incur disposition costs in liquidating the collateral.  The Funds attempt to minimize such risks by entering into such transactions only with well-capitalized financial institutions and specifying the required value of the underlying collateral.

Reverse Repurchase Agreements

The Select Fund may enter into reverse repurchase agreements.  In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate.  The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.  When effecting reverse repurchase agreements, assets of the applicable Fund in a dollar amount sufficient to make payment of the obligations to be purchased are designated on the applicable Fund’s records at the trade date and maintained until the transaction is settled.  Reverse repurchase agreements are economically similar to secured borrowings by the Fund.

Convertible Securities

The International Value Fund and the Delafield Fund may invest in convertible securities which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the issuer.  As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.  However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.  Convertible securities rank senior to common stocks on an issuer’s capital structure and are consequently of higher quality and generally entail less risk than the issuer’s common stock.

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Corporate Reorganizations

The Delafield Fund and the Select Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the portfolio managers, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated.  Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the portfolio managers which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in process.

Hedging Transactions

The International Value Fund, the Opportunity Fund, the Select Fund and the Gold Fund may enter into hedging transactions.  Hedging is a means of transferring risk which an investor does not desire to assume during an uncertain market environment.  The Funds are permitted to enter into the transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions.  The transactions must be appropriate to the reduction of risk; they cannot be for speculation.  In particular, the Funds may (i) write covered call options on securities and stock indices; (ii) purchase put and call options on securities and stock indices; (iii) enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon (with respect to the International Value Fund, the Select Fund and the Gold Fund), as described under “Writing Covered Call Options on Securities and Stock Indices,” “Purchasing Put and Call Options on Securities and Stock Indices” and “Futures Contracts” (“Hedging Instruments”), respectively.  The Funds can employ new Hedging Instruments and strategies when they are developed, if those investment methods are consistent with a Fund’s investment objective and are permissible under applicable regulations governing the Fund.

To the extent the Funds use Hedging Instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Fund may not be completely eliminated.  When using hedging instruments that do not specifically correlate with securities in a Fund, the Advisor will attempt to create a very closely correlated hedge.

The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission (“SEC”), the exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”).  In addition, a Fund’s ability to use Hedging Instruments may be limited by tax considerations.

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Hedging strategies can be broadly categorized as “short hedges” and “long hedges.”  A short hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund’s investment portfolio.  Thus, in a short hedge, a fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.  A long hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire.  Thus, in a long hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.

Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire.  Hedging Instruments on indices may be used to hedge broad market sectors.

Special Risks of Hedging Strategies.  The use of Hedging Instruments involves special considerations and risks, as described below.  Risks pertaining to particular Hedging Instruments are described in the sections that follow.

(1)  Successful use of most Hedging Instruments depends upon the Advisor’s ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities.  While the Advisor is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

(2)  There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged.  For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful.  Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded.  The effectiveness of hedges, using Hedging Instruments on indices, will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

To compensate for imperfect correlation, a Fund may purchase or sell Hedging Instruments in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the Hedging Instruments.  Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the Hedging Instruments.

(3)  Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged.  However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.  For example, if a Fund entered into a short hedge because the Advisor projected a decline in the price of a security in the Fund’s investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument.  Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.  In either such case, the Fund would have been in a better position had it not hedged at all.

(4)  As described below, each Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties.  If a Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

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Cover for Hedging Strategies.  Some Hedging Instruments expose a Fund to an obligation to another party.  A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, options, futures contracts or forward contracts or (2) cash and other liquid assets with a value, marked-to-market daily, sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above.  Each Fund will comply with SEC guidelines regarding cover for instruments and will, if the guidelines so require, set aside cash or other liquid assets in an account with the Fund’s custodian, in the prescribed amount.

Assets used as cover or otherwise held in an account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover in segregated accounts could impede its ability to meet redemption requests or other current obligations.

Writing Covered Call Options on Securities and Stock Indices

The International Value Fund, the Opportunity Fund, the Select Fund and the Gold Fund may write covered call options on optionable securities or stock indices of the types in which they are permitted to invest from time to time as the Advisor determines is appropriate in seeking to attain their objective.  A call option written by a Fund gives the holder the right to buy the underlying securities or index from the Fund at a stated exercise price.  Options on stock indices are settled in cash.

Each Fund may write only covered call options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities or cash satisfying the cover requirements of securities exchanges).

Each Fund will receive a premium for writing a covered call option, which increases the return of a Fund in the event the option expires unexercised or is closed out at a profit.  The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security or index to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security or index.  By writing a covered call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security or index above the exercise price of the option.

Each Fund may terminate an option it has written prior to the option’s expiration by entering into a closing purchase transaction in which an option is purchased having the same terms as the option written.  A Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security (or securities) owned by a Fund.

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Purchasing Put and Call Options on Securities and Stock Indices

The International Value Fund, the Opportunity Fund, the Select Fund and the Gold Fund may purchase put options on securities and stock indices to protect its portfolio holdings in an underlying stock index or security against a decline in market value.  Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security or index at the put exercise price regardless of any decline in the underlying market price of the security or index.  In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in its underlying security or index by the premium paid for the put option and by transaction costs, but it will retain the ability to benefit from future increases in market value.

The International Value Fund, the Opportunity Fund, the Select Fund and the Gold Fund each also may purchase call options to hedge against an increase in prices of stock indices or securities that it ultimately wants to buy.  Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security or index at the exercise price regardless of any increase in the underlying market price of the security or index.  In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the premium and transaction costs.  By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security or index at the time it purchased the call option by the premium paid for the call option and by transaction costs, but it limits the loss it will suffer if the security or index declines in value to such premium and transaction costs.

The Gold Fund also may purchase puts and calls on gold and other precious metals that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of gold and other precious metals and against increases in the dollar cost of gold and other precious metals to be acquired.

Risk Factors in Options Transactions

In considering the use of options, particular note should be taken of the following:

(1)  The value of an option position will reflect, among other things, the current market price of the underlying security, index or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions.  For this reason, the successful use of options depends upon the Advisor’s ability to forecast the direction of price fluctuations in the underlying instrument.

(2)  At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument. Purchased options that expire unexercised have no value.  Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

(3)  A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.  Most exchange-listed options relate to futures contracts, stocks and currencies.  The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market.  Although a Fund intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time.  In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options that it has purchased in order to realize any profit.

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Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.  Since closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists, there can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it.  For example, because a Fund may maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option.  This requirement may impair the Fund’s ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

(4)  Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

(5)  The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities.  A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based.  However, the Fund cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options.  When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised.  As with other kinds of options, a Fund as the call writer will not learn that it has been assigned until the next business day at the earliest.  The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past.  So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder.  In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price.  Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date.  By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio.  This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

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If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Futures Contracts

The Gold Fund, the Select Fund and the International Value Fund may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs or for hedging purposes as previously discussed.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, currency or an index at a specified future time and at a specified price.  A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck.  Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been “sold,” or “selling” a contract previously purchased) in an identical contract to terminate the position.  A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.  The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.  Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.  Minimal initial margin requirements are established by the futures exchange and may be changed.  Brokers may establish deposit requirements which are higher than the exchange minimums.  Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  Each Fund expects to earn interest income on its margin deposits.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the CFTC.  Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under CFTC rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under CFTC rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).  However, segregation of assets is not required if a Fund covers a long position.  For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.  In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it covers these positions.  For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract.  A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established.  Where the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract.  A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

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When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities.  When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

A Fund will only sell futures contracts to protect securities and currencies it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

A Fund’s ability to effectively utilize futures trading depends on several factors.  First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Risk Factors in Futures Transactions

Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin.  In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them.  The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

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The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing.  Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which also may cause temporary price distortions.  A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.  However, because the futures strategies engaged in by the Funds are only for hedging purposes, the Advisor does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions.  A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying the futures contract have different maturities than the portfolio securities being hedged.  It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Exclusion for Definition of Commodity Pool Operator

Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Trust has filed a notice of exemption from registration as a “commodity pool operator” with respect to each Fund.   Each Fund and the Trust are therefore not subject to registration or regulation as a pool operator under the CEA.  Effective December 31, 2012, in order to claim the Rule 4.5 exemption, each Fund is limited in its ability to invest in commodity futures, options, swaps (including securities futures, broad-based stock index futures and financial futures contracts).  As a result, in the future, each Fund will be more limited in its ability to use these instruments than in the past and these limitations may have a negative impact on the ability of the Advisor to manage each Fund, and on each Fund’s performance.

Warrants

Each Fund may invest in warrants (issued by U.S. and foreign issuers) which entitle the holder to buy equity securities at a specific price for a specific period of time.  Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company.  Moreover, the value of a warrant does not necessarily change with the value of the underlying securities.  Also, a warrant ceases to have value if it is not exercised prior to the expiration date.  Warrants issued by foreign issuers may also be subject to the general risk associated with an investment in a foreign issuer, as set forth under “Risks Associated With Foreign Investments.”

Illiquid or Restricted Securities

The Tocqueville Fund, the Opportunity Fund, the International Value Fund and the Gold Fund may invest up to 10% of their net assets in illiquid securities.  The Delafield Fund and the Select Fund may invest up to 15% of their net assets in illiquid securities.  Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price.  Illiquid securities may trade at a discount from comparable, more liquid investments.  Investment of a Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities.  The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

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Each Fund may invest in securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”).  Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets.  In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale.  As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities.  To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value.  In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.  If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.  Certain of a Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks.  These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.  In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Funds may each purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above, provided that a determination is made that such securities have a readily available trading market.  Each Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the 1933 Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees (the “Trustees”).  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions, it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limited Partnerships

The Gold Fund may invest up to 5% of its net assets in limited partnerships.  A limited partnership interest entitles the Gold Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners.  As a limited partner, the Fund generally is not permitted to participate in the management of the partnership.  However, unlike a general partner whose liability is not limited, a limited partner’s liability is generally limited to the amount of its commitment to the partnership.

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Temporary Investments

The Funds do not intend to engage in short-term trading on an ongoing basis.  Current income is not an objective of the Funds, except for the Select Fund, and any current income derived from a Fund’s portfolio will be incidental.  For temporary defensive purposes, when deemed necessary by the Advisor, each Fund may invest up to 100% of its assets in U.S. Government obligations or “high-quality” debt obligations of companies incorporated and having principal business activities in the United States.  When a Fund’s assets are so invested, they are not invested so as to meet the Fund’s investment objective.  High-quality short-term obligations are those obligations which, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one nationally recognized statistical ratings organization (“NRSRO”) (for example, commercial paper rated “A-1” or “A-2” by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”) or “P-1” or “P-2” by Moody’s Investors Service (“Moody’s”)) or (2) are unrated by an NRSRO but are determined by the Advisor to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Fund under guidelines adopted by the Trustees.

Investments in Debt Securities

With respect to investment by the Funds in debt securities, there is no requirement that all such securities be rated by a recognized rating agency.  However, it is the policy of each Fund that investments in debt securities, whether rated or unrated, will be made only if they are, in the opinion of the Advisor, of equivalent quality to “investment grade” securities.  “Investment grade” securities are those rated within the four highest quality grades as determined by Moody’s or S&P.  Securities rated Aaa by Moody’s and AAA by S&P are judged to be of the best quality and carry the smallest degree of risk.  Securities rated Baa by Moody’s and BBB by S&P lack high quality investment characteristics and, in fact, have speculative characteristics as well.  Debt securities are interest-rate sensitive; therefore their value will tend to decrease when interest rates rise and increase when interest rates fall.  Such increase or decrease in value of longer-term debt instruments as a result of interest rate movement will be larger than the increase or decrease in value of shorter-term debt instruments.

U.S. Government Securities

The Funds may invest in some or all of the following U.S. government securities:

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U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less.  No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature.  They are backed by the full faith and credit of the U.S. Government.

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U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and thirty years, with interest normally payable every six months.  These obligations are backed by the full faith and credit of the U.S. Government.

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Treasury Inflation-Protected Securities (“TIPS”) – Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.  Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

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“Ginnie Maes” – Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration.  GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages.  It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States.  Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years.  Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month.  Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

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“Fannie Maes” – The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers, including state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage banks.  Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

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“Freddie Macs” – The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

Risks. U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities.  Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.  Securities such as Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but have not been backed by the full faith and credit of the U.S. Government.  Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.  An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. Government securities.  If a government sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely affected.

On September 7, 2008, FHLMC and FNMA were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FHLMC’s and FNMA’s assets and property and to put them in a sound and solvent condition.  The U.S. Treasury has made a commitment of indefinite duration to maintain the positive net worth of FHLMC and FNMA in exchange for senior preferred stock and warrants for common stock of the entities. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury’s initiative will be successful.  The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities under stock purchase agreements with the FHFA, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure, and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by FHLMC and FNMA.

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The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.  If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure.  There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Money Market Instruments

The Delafield Fund and the Select Fund may invest in “money market instruments,” which include, among other things, obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, commercial paper rated in the highest grade by any nationally recognized rating agency, and certificates of deposit and bankers’ acceptances issued by domestic banks having total assets in excess of one billion dollars. Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by the Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument.

Lower-Rated Securities

The Delafield Fund may invest in fixed-income securities, including those rated BB or lower by S&P or Ba or lower by Moody’s, and unrated securities. Such securities are of below investment grade quality and are considered high yield, high risk securities, commonly known as junk bonds.

Exchange-Traded Funds

The Funds may purchase shares of exchange-traded funds (“ETFs”).  Most ETFs are investment companies.  Therefore, a Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, a Fund’s investments in other investment companies, which are described below under the heading “Investments In Other Investment Companies.”

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies.  The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional funds:  (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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Investments in Other Investment Companies

Each Fund may invest in other investment companies.  As a shareholder in an investment company, a Fund would bear its ratable share of that investment company’s expenses, including its advisory and administration fees.  The Advisor has agreed to waive its management fees with respect to the portion of a Fund’s assets invested in shares of any other portfolio of The Tocqueville Trust.

Real Estate Investment Trusts

The Select Fund and Delafield Fund may invest in Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in either real estate or real-estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs may have limited financial resources, may trade less frequently and in limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund’s making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from a REIT will not qualify for the corporate dividends-received deduction or, generally, for treatment as qualified dividend income.

Investments in Small Unseasoned Companies

The Opportunity Fund, the Gold Fund and the Delafield Fund may invest up to 5% of their total assets in small, less well known companies, which (including predecessors) have operated less than three years.  The securities of such companies may have limited liquidity.

Short Sales

The Tocqueville Fund, the Opportunity Fund, the Select Fund and the Gold Fund will not make short sales of securities or maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.  This is a technique known as selling short “against the box.” Any gain realized by a Fund on such sales will be recognized at the time the Fund enters into the short sales.

The Delafield Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid high grade debt obligations. The Fund will also be required to deposit in a segregated account established and maintained with the Fund’s custodian, liquid assets to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund’s total assets or 5% of such issuer’s voting securities. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund’s aggregate short sales of a particular class of securities exceeds 20% of the outstanding securities of that class. The Fund may also make short sales “against the box” without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the security.

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Risks Associated with Foreign Investments

Consistent with their respective investment objectives and policies, the Funds may invest indirectly in foreign assets through American Depository Receipts (“ADRs”), which are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank, and may directly or indirectly invest in securities of foreign issuers.  Direct and indirect investments in securities of foreign issuers may involve risks that are not present with domestic investments and there can be no assurance that a Fund’s foreign investments will present less risk than a portfolio of domestic securities.  Compared to United States issuers, there is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies.  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers.   Settlement of transactions in some foreign markets may be delayed or less frequent than in the United States, which could affect the liquidity of each Fund’s portfolio.  Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States.  Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes.  In some countries, there may also be the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability or revolution, or diplomatic developments which could affect investments in those countries.

The value of each Fund’s investments denominated in foreign currencies may depend in part on the relative strength of the U.S. dollar, and a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between foreign currencies and the U.S. dollar.  When a Fund invests in foreign securities they will usually be denominated in foreign currency.  The Fund may also directly hold foreign currencies and purchase and sell foreign currencies.  Thus, each Fund’s net asset value per share will be affected by changes in currency exchange rates.  Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by each Fund.  The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.  In addition, with regard to foreign securities, a significant event occurring after the close of trading but before the calculation of a Fund’s net asset value may mean that the closing price for the security may not constitute a readily available market quotation and may accordingly require that the security be priced at its fair value in accordance with the fair value procedures established by the Trust.  The Advisor will continuously monitor for significant events that may call into question the reliability of market quotations.  Such events may include:  situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets.  Where the Advisor determines that an adjustment should be made in the security’s value because significant intervening events have caused the Fund’s net asset value to be materially inaccurate, the Advisor will seek to have the security “fair valued” in accordance with the Trust’s fair value procedures.

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Special Risks Associated with Investments in Emerging Markets

In addition to the risks described above, the economies of emerging market countries may differ unfavorably from the United States economy in such respects as growth of domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions.  Further, such economies generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by any trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which they trade.  These economies also have been and may continue to be adversely affected by economic conditions in countries with which they trade.

Companies located in emerging markets, may involve additional risks such as political instability and currency devaluation.  An emerging market is any country that the World Bank has determined to have a low or middle income economy and may include every country in the world except the United States, Australia, Canada, Japan, New Zealand and most countries in Western Europe such as Belgium, Denmark, France, Germany, Great Britain, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.  Specifically, any change in the leadership or policies of the governments of emerging market countries in which the Funds invest or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse certain beneficial economic policies of such countries and thereby eliminate any investment opportunities which may currently exist.

Risks Associated with Investments in Gold Bullion and Other Precious Metals

The Gold Fund and the Tocqueville Fund are subject to the special risks associated with investing in gold and other precious metals, including (i) the price of gold or other precious metals may be subject to wide fluctuation; (ii) the market for gold or other precious metals is relatively limited; (iii) the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and (iv) the market for gold and other precious metals is unregulated.

Gold bullion and other precious metals have at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries.  The prices of gold bullion and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies.  As a result, gold bullion and other precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses.  Investments in gold bullion and other precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations.  A fund may incur higher custody and transaction costs for gold bullion and other precious metals than for securities.  Also, gold bullion and other precious metals investments do not pay income.

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The majority of producers of gold bullion and other precious metals are domiciled in a limited number of countries.  Currently, the five largest producers of gold are the Republic of South Africa, Australia, the Commonwealth of Independent States (the former Soviet Union), Canada and the United States.  Economic and political conditions in those countries may have a direct effect on the production and marketing of gold and on sales of central bank gold holdings.

The Gold Fund and the Tocqueville Fund are also subject to the risk that they could fail to qualify as a regulated investment company under the Internal Revenue Code if they derive more than 10% of their gross income from investment in gold bullion or other precious metals.  Failure to qualify as a regulated investment company would result in adverse tax consequences to a Fund and its shareholders.  In order to ensure that it qualifies as a regulated investment company, a Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

INVESTMENT RESTRICTIONS

The following fundamental policies and investment restrictions have been adopted by the Funds and except as noted, such policies and restrictions cannot be changed without approval by the vote of a majority of the outstanding voting shares of a Fund which, as defined by the 1940 Act, means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a Fund’s assets will not constitute a violation of such restriction.

For the Tocqueville Fund, the Opportunity Fund, the International Value Fund and the Gold Fund:

The Funds may not:

(1)           issue senior securities;

(2)           concentrate their investments in particular industries with the exception of gold, gold related securities, other precious metals and other precious metal securities with respect to the Gold Fund.  Less than 25% of the value of a Fund’s assets will be invested in any one industry (with the exception of the Gold Fund, as provided in the prior sentence);

(3)           with respect to 75% of the value of a Fund’s assets, purchase any securities (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of any one issuer, or more than 10% of the outstanding voting securities of any one issuer would be owned by the Fund.  This restriction does not apply to the Gold Fund;

(4)           make loans of money or securities other than (a) through the purchase of publicly distributed bonds, debentures or other corporate or governmental obligations, (b) by investing in repurchase agreements, and (c) by lending its portfolio securities, provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

(5)           borrow money except from banks and not in excess of 10% of the value of a Fund’s total assets.  A Fund may not purchase securities while borrowings exceed 5% of the value of its total assets;

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(6)           buy or sell real estate, commodities, or commodity  contracts, except a Fund may purchase or sell futures or options on futures;

(7)           underwrite securities;

(8)           invest in precious metals other than in accordance with a Fund’s investment objective and policy, if as a result the Fund would then have more than 10% (20% with respect to the Gold Fund) of its total assets (taken at current value) invested in such precious metals; and

(9)           participate in a joint investment account.

The following restrictions are non-fundamental for the Tocqueville Fund, the Opportunity Fund, the International Value Fund and the Gold Fund and may be changed by the Trust’s Board of Trustees.  Pursuant to such restrictions, the Funds will not:

(1)  make short sales of securities, other than short sales “against the box,” or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund;

(2)  purchase the securities of any other investment company, if a purchasing Fund, immediately after such purchase or acquisition, owns in the aggregate, (i) more than 3% of the total outstanding voting stock of such investment company, (ii) securities issued by such investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by such investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund;

(3)  invest more than 10% of its total net assets in illiquid securities.  Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price.  Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days.  Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the 1933 Act, as amended, shall not be deemed illiquid solely by reason of being unregistered.  The Advisor shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors; and

(4)  except for the International Value Fund and the Gold Fund, invest in securities of foreign issuers unless otherwise permitted by the respective Fund’s investment objective and policy, if as a result a Fund would then have more than 25% of its total assets (taken at current value) invested in such foreign securities.

For the Delafield Fund

The Fund may not:

(1)Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing.

(2)Borrow money. This restriction shall not apply to: (i) short-term credits from banks as may be necessary for the clearance of purchases and sales of securities, and (ii) borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund’s total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund’s total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income.

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(3)Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

(4)Invest more than 25% of its assets in the securities of issuers in any single industry.

(5)Purchase or otherwise acquire interests in real estate, real estate mortgage loans, commodities or commodity contracts, or interest in oil, gas or other mineral exploration or development programs.

(6)Make loans, except through the purchase of debt securities, and by entry into repurchase agreements.

(7)Acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such illiquid securities.

(8)Invest in securities of other investment companies, except (i) the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives of the Fund and then only up to 5% of the Fund’s net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets and (ii) further excepted as permitted by section 12(d) of the Investment Company Act of 1940, as amended (the “40 Act”).

(9)Pledge, mortgage, assign or encumber any of the Fund’s assets except to the extent necessary to secure a borrowing permitted by clause (2) made with respect to the Fund.

(10)Purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations.

(11)Participate on a joint or a joint and several basis in any securities trading account.

For the Select Fund

The Fund may not:

(1)           Purchase any security (other than U.S. government securities) if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

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(2)           Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

(3)           Borrow money, except to the extent permitted under the 1940 Act.

(4)           Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

(5)           Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(6)           Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(7)           Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

(8)           Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. With respect to restriction (3), the 1940 Act limits a fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” In addition to temporary borrowing, a fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s Board of Trustees has adopted the Advisor’s policies and procedures relating to the disclosure of Fund portfolio holdings information (the “Policy”).  The Policy prohibits the disclosure of portfolio holdings unless:  (1) the disclosure is in response to a regulatory request and the Chief Compliance Officer (“CCO”) of the Funds has authorized such disclosure;  (2) the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement with the Funds or its agents and the CCO of the Funds has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include (a) annual certifications relating to the confidentiality of such information, or (b) the conditioning of the receipt of such information along with other representations, including an undertaking not to trade based on the information where such representations precede the transmittal of the information);  (3) the disclosure is made to service providers involved in the investment process, administration or custody of the Trust, including its Board of Trustees; or (4) the disclosure is made pursuant to prior written approval of the CCO of the Funds.  In determining whether to grant such approval, the CCO shall consider, among other things, whether there is a legitimate business purpose for the disclosure and whether the recipient of such information is subject to an agreement or other requirement to maintain the confidentiality of such information and to refrain from trading based on such information.

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Any disclosure made pursuant to Item (4) above shall be reported to the Board at the next quarterly meeting.  This policy also permits the Advisor and the Trust to disclose portfolio holdings in connection with (a) quarterly, semi-annual or annual report that is available to the public, or (b) other periodic disclosure that is publicly available.  Subject to Items (1) to (4) above, executive officers of the Trust and Advisor are authorized to release portfolio holdings information.  The Advisor, the Trust and their respective executive officers shall not accept on behalf of themselves, their affiliates or the Funds any compensation or other consideration in connection with the disclosure of portfolio holdings of such Fund.  This Policy may change at any time without prior notice to shareholders.  Any suspected breach of this obligation is required to be reported immediately to the Trust’s CCO and to the reporting person’s supervisor.

Currently, the Trust does not maintain any ongoing arrangements with third parties pursuant to which non-public information about the Funds’ portfolio securities holdings, including information derived from such holdings (e.g., breakdown of portfolio holdings by securities type) is provided.

Portfolio holdings information may be provided to the Trust’s service providers on an as-needed basis in connection with the services provided to the Funds by such service providers.  Information may be provided to these parties without a time lag.  Service providers that may be provided with information concerning the Funds’ portfolio holdings include the Advisor and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, financial printers, proxy voting service providers, broker-dealers who are involved in executing portfolio transactions on behalf of the Funds, and pricing information vendors.  Portfolio holdings information may also be provided to the Trust’s Board of Trustees.

The entities to whom the Funds provide portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information provided.  Neither the Funds nor the Advisor or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements.  There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Funds’ portfolio holdings by individuals or entities in possession of such information.

MANAGEMENT OF THE FUNDS

The overall management of the business and affairs of each Fund is vested with the Board of Trustees.  The Board of Trustees approves all significant agreements between the Trust for each Fund and persons or companies furnishing services to the Funds, including a Fund’s agreement with an investment advisor, distributor, administrator, custodian and transfer agent.  The day-to-day operations of the Funds are delegated to the Trust’s officers subject to the investment objectives and policies of each Fund and to general supervision by the Trust’s Board of Trustees.

The Board has an Audit Committee that meets at least annually to select, oversee and set the compensation of the Trust’s independent registered public accounting firm (the “accountants”).  The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the accountants for the Trust and for pre-approving certain non-audit services performed by the accountants for the Advisor and certain control persons of the Advisor.  The Audit Committee also meets with the Trust’s accountants to review the Trust’s financial statements and to report on its findings to the Board, and to provide the accountants the opportunity to report on various other matters.  The Audit Committee also acts as the Trust’s qualified legal compliance committee.  The members of the Audit Committee are Guy A. Main, Charles W. Caulkins, Alexander Douglas, James W. Gerard, William F. Indoe and William J. Nolan III.  The Committee met twice during the fiscal year ended October 31, 2012.

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The Board has a Nominating Committee comprised of Guy A. Main, Charles W. Caulkins, Alexander Douglas, James W. Gerard, William F. Indoe and William J. Nolan III to whose discretion the selection and nomination of trustees who are not “interested persons,” as defined in the 1940 Act, of the Trust is committed.  The Nominating Committee did not meet during the fiscal year ended October 31, 2012.  This Committee will consider any candidate for Trustee recommended by a current shareholder if the Committee is required by law to do so.  The Trustees and officers and their principal occupations are noted below.  The mailing address for each Trustee and officer is 40 West 57th Street, 19th Floor, New York, NY 10019.

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served1	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee

INDEPENDENT TRUSTEES

Guy A. Main (76)	Trustee	Indefinite Term, Since 2000	Retired. Formerly, Executive Vice President, Amwest Insurance Group, Inc. from April 1996 to January 2001.	6	Director, Amwest Insurance Group, Inc. from April 1996 to January 2001; Chairman, Association of California Insurance Companies from January 1996 to January 1998.
Charles W. Caulkins (56)	Trustee	Indefinite Term, Since 2003	Private Investor from January 2012 – present; Partner, Chora Capital, LLC from June 2010 – December 2011; Director of Marketing, L.R. Global Partners from January 2008 – May 2010; President, Arbor Marketing, Inc. from October 1994 to December 2007.	6	Director, Stepping Stones from January 2012- present; Director, Phoenix House from January 2001 to 2007.
James W. Gerard (51)	Trustee	Indefinite Term, Since 2001	Managing Director, North Sea Partners, from January 2010-present; Principal, Juniper Capital Group, LLC (formerly known as Argus Advisors International, LLC) from August 2003 to December 2009; Managing Director, The Chart Group from January 2001 to present.	6
Director and Treasurer, American Overseas Memorial Day Association, 1998 to present; Director and Treasurer ASPCA, 1998 to 2008; Trustee, Salisbury School, 2005 to present; Director, American Friends of Bleraucourt, 1992 to present.

William F. Indoe (70)	Trustee	Indefinite Term, Since December 2006	Senior Counsel, Sullivan & Cromwell LLP (attorneys-at-law). 1968 – present.	6	Director, Rho Capital Partners, Inc.

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Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served1	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee
William J. Nolan III (65)	Trustee	Indefinite Term, Since December 2006	Retired. Executive Vice President & Treasurer PaineWebber Inc. 1997-2001.	6	Trustee, Adirondack Museum, Blue Mt. Lake, NY 1996 to present (Treasurer, 2000 to present).
Alexander Douglas (65)	Trustee	Indefinite Term, Since 2010	President, CEO and owner of Spaulding Law Printing, Inc.	6	None
INTERESTED TRUSTEES2 AND OFFICERS

François D. Sicart (69)	Chairman and Trustee	Indefinite Term, Since 1987	Chairman, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January 1990 to present; Chairman and Founder, Tocqueville Asset Management Corporation from December 1985 to January 1990; Vice Chairman of Tucker Anthony Management Corporation from 1981 to October 1986; Vice President (formerly general partner) among other positions with Tucker Anthony, Inc. from 1969 to January 1990.	6	Chairman and Director, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January 1990 to present.
Robert Kleinschmidt (63)	President and Trustee	Indefinite Term, Since 1991	President, Chief Investment Officer and Director, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P. from January 1994 to present; and Managing Director from July 1991 to January 1994; Partner, David J. Greene & Co. from May 1978 to July 1991.	6	President and Director, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P. and Tocqueville Securities L.P.
Cleo Kotis (37)	Secretary	Indefinite Term, Since 2010
Director of Operations, the Delafield Group of Tocqueville Asset Management L.P., 2009 to present; Vice President and Chief Operations Officer, the Delafield Fund, Inc. from 2005-2009; Vice President and Chief Operations Officer, Delafield Asset Management from 2005-2009; Vice President, Reich & Tang Asset Management, LLC from 2002-2009.

				N/A	N/A

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Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served1	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee
John Cassidy (70)	Treasurer	Indefinite Term, Since 2010	Treasurer, Tocqueville Asset Management L.P., from May 2002 to present.	N/A	N/A
Elizabeth Bosco (65)	Anti-Money Laundering Compliance Officer	Indefinite Term, Since 2009
Chief Compliance Officer of Tocqueville Securities, L.P. from January 2009 to present; Compliance Officer, Tocqueville Securities L.P. and Tocqueville Asset Management from January 1997 to January 2009

				N/A	N/A
Thomas Pandick (66)	Chief Compliance Officer	Indefinite Term, Since 2004	Chief Compliance Officer (October 2004-present) Tocqueville Asset Management L.P.	N/A	N/A

1      Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s By-Laws, as amended, and Agreement and Declaration of Trust, as amended.  Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualifies.
2      “Interested person” of the Trust as defined in the 1940 Act.  Mr. Sicart and Mr. Kleinschmidt are considered “interested persons” because of their affiliation with the Advisor.

The Role of the Board

The Board of Trustees (the “Board”) oversees the management and operations of the Tocqueville Trust (the “Trust”). Like most mutual funds, the day-to-day management and operation of the Fund is performed by various service providers to the Trust, such as the Trust’s Advisor, Distributor, Custodian, and Sub-Administrator, each of which is discussed in greater detail in this Statement of Additional Information.

The Board has appointed senior employees of the Advisor as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  The Board receives quarterly reports from these officers and the Trust’s service providers regarding the Trust’s operations and more frequent reporting of issues identified by the officers as appropriate for immediate Board attention.  The Advisor provides periodic updates to the Board regarding general market conditions and the impact that these market conditions may have on the Funds.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  The Board also holds special meetings when necessary and from time to time one or more members of the Board may also consult with management in less formal settings, between scheduled “Board Meetings”, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Fund’s investments, operations or activities.

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Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established two standing committees, an Audit Committee and a Nominating Committee, which are discussed in greater detail under “Management of the Funds” above.  Currently, 75% of the members of the Board are Independent Trustees and each of the Audit and Nominating Committees is comprised entirely of Independent Trustees.  The Chairman of the Board has been chairman of the Advisor for 21 years.  The Independent Trustees help identify matters for consideration by the Board.  The Board reviews its structure annually.  In developing its structure, the Board has considered that the Chairman of the Board, as chairman of the Advisor, can provide valuable input based on his tenure with the Advisor and experience in the types of securities in which the Funds invest.  The Board has also determined that the function and composition of the Audit and Nominating Committees are appropriate means to provide effective oversight on behalf of Trust shareholders and address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.

Board Oversight of Risk Management

The Board of Trustees oversees various elements of risk relevant to the business of the Trust. Risk is a broad category that covers many areas, including, without limitation, financial and investment risk, compliance risk, business and operational risk and personnel risk.  The Board and its Committees receive and review various reports on such risk matters and discuss the results with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements, Board oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the Treasurer and the Trust’s independent public accounting firm and, when appropriate, with other personnel of the Advisor to discuss, among other things, the internal control structure of the Trust’s financial reporting function as well as other accounting issues.  The Independent Trustees meet with the Chief Compliance Officer to discuss compliance risks relating to the Trust, the Advisor and the other service providers.  In addition, one of the Independent Trustees is a member of the Trust’s Valuation Committee.  The full Board receives reports from the Advisor as to investment risks as well as other risks.  The full Board also receives reports from the Audit Committee regarding the risks discussed during the committee meetings.  Further, the Board discusses operational and administrative risk issues with the officers of the Trust who are also senior personnel of the Advisor.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as a Trustee of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, most of the Trustees have served on boards for organizations other than the Trust, and have served on the Board for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust and have demonstrated a commitment to discharging oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

In addition to the information provided in the charts above, certain additional information regarding the Trustees and their Trustee Attributes is provided below.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity and work ethic, along with the ability to work together, to communicate effectively, to exercise judgment and ask incisive questions, and commitment to shareholder interests.

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Mr. Caulkins is experienced with investment and regulatory matters through his former position as a Partner at Chora Capital, an investment firm, as well as from his prior experiences as a Marketing Manager at L.R. Global Partners, a money management firm and the President of Arbor Marketing, Inc.  In addition, Mr. Caulkins has experience serving on the boards of several nonprofit organizations and in serving on these boards, Mr. Caulkins has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Caulkins has over 9 years of experience on the Board of the Trust and therefore understands the regulation, management and oversight of mutual funds.

Mr. Douglas is the President, CEO and owner of Spaulding Law Printing, Inc. and understands the various aspects and challenges involved in running a corporation.

Mr. Gerard is experienced with financial, investment and regulatory matters through his position as a Managing Director of North Sea Partners, as well as from his prior position as the Principal at Juniper Capital Group, LLC.  Mr. Gerard has experience serving on the boards of numerous nonprofit organizations and in serving on these boards, Mr. Gerard has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Gerard has over 11 years of experience on the Board of the Trust and therefore understands the regulation, management and oversight of mutual funds.  Mr. Gerard also serves as an Audit Committee Financial Expert for the Trust and is the Trustee representative of the Trust’s Valuation Committee.

Mr. Indoe is an attorney, with a practice focusing on tax and investment matters.  Mr. Indoe also has experience serving as a director for a private equity firm, as well as prior experience on the Board of a predecessor mutual fund, and in serving on these boards, Mr. Indoe has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Indoe has over 6 years of experience on the Board of the Trust and therefore understands the regulation, management and oversight of mutual funds.

Mr. Main is experienced with financial, investment and regulatory matters through his former position as an Executive Vice President of Amwest Insurance Group, Inc.  Mr. Main has experience serving on the boards of insurance companies and in serving on these boards, Mr. Main has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Main has over 12 years of experience on the Board of the Trust and therefore understands the regulation, management and oversight of mutual funds.  Mr. Main also serves as an Audit Committee Financial Expert for the Trust and is Chairman of the Trust’s Audit Committee.

Mr. Nolan is experienced with financial, investment and regulatory matters through his former position as an Executive Vice President and Treasurer for PaineWebber Inc.  Mr. Nolan also served on the Board of Directors of the Public Securities Association (a predecessor of the Securities and Financial Markets Association) from 1988 to 1991.  Additionally, Mr. Nolan has experience serving on the board of a nonprofit organization and in serving on this board, Mr. Nolan has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Nolan has over 5 years of experience on the Board of the Trust and therefore understands the regulation, management and oversight of mutual funds.  Mr. Nolan also serves as an Audit Committee Financial Expert for the Trust.

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Mr. Sicart is chairman of the Advisor.  As chairman of the Advisor, Mr. Sicart has intimate knowledge of the Advisor and the Trust, its operations, personnel and financial resources.  His position of responsibility at the Advisor, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight of the Trust.  Mr. Sicart has over 25 years of experience on the Board of the Trust and therefore understands the regulation, management and oversight of mutual funds.

Mr. Kleinschmidt is the President and Chief Investment Officer of the Advisor.  As President and Chief Investment Officer of the Advisor, Mr. Kleinschmidt has intimate knowledge of the Advisor and the Trust, its operations, personnel and financial resources.  His position of responsibility at the Advisor, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight of the Trust.  Mr. Kleinschmidt has 21 years of experience on the Board of the Trust and therefore understands the regulation, management and oversight of mutual funds.

The following table shows the dollar range of Fund shares beneficially owned by each Trustee as of December 31, 2012:

Name of Trustee	Dollar Range of Equity Securities in each Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen or to be Overseen by Director or Nominee in Family of Investment Companies
DISINTERESTED TRUSTEES:
Charles W. Caulkins	Tocqueville Fund Opportunity Fund International Value Fund Gold Fund The Delafield Fund The Select Fund	$10,001 - $50,000 $1 - $10,000 $1 - $10,000 $10,001 - $50,000 $1 - $10,000 $1 - $10,000	Over $100,000

Alexander Douglas	Tocqueville Fund Opportunity Fund International Value Fund Gold Fund The Delafield Fund The Select Fund	Over $100,000 None $10,001 - $50,000 $50,001 - $100,000 $10,001 - $50,000 None	Over $100,000

James W. Gerard	Tocqueville Fund Opportunity Fund International Value Fund Gold Fund The Delafield Fund The Select Fund	$50,001–$100,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000	Over $100,000

William F. Indoe	Tocqueville Fund Opportunity Fund International Value Fund Gold Fund The Delafield Fund The Select Fund	Over $100,000 None None None None $10,001 - $50,000	Over $100,000

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Name of Trustee	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen or to be Overseen by Director or Nominee in Family of Investment Companies
Guy A. Main	Tocqueville Fund Opportunity Fund International Value Fund Gold Fund The Delafield Fund The Select Fund	Over $100,000 Over $100,000 $1 - $10,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

William J. Nolan III	Tocqueville Fund Opportunity Fund International Value Fund Gold Fund The Delafield Fund The Select Fund	Over $100,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 None	Over $100,000

INTERESTED TRUSTEES:
François D. Sicart	Tocqueville Fund Opportunity Fund International Value Fund Gold Fund The Delafield Fund The Select Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000 Over $100,000 None	Over $100,000

Robert Kleinschmidt	Tocqueville Fund Opportunity Fund International Value Fund Gold Fund The Delafield Fund The Select Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

The Trust does not pay remuneration to any officer of the Trust.  For the fiscal year ended October 31, 2012, the Trust paid the “disinterested” Trustees an aggregate of $530,000.  Each disinterested Trustee received $20,000 per Board meeting attended in person or via telephone, $3,000 per special Board meeting attended and $2,500 per Audit Committee meeting attended in person or via telephone.  The Audit Committee Chairman and the Trustee serving on the Trust’s Valuation Committee were each paid an additional $2,500 per quarter.  The disinterested Trustees’ compensation is allocated by the Funds’ average net assets.  See the Compensation Table.

The table below illustrates the compensation paid to each Trustee for the fiscal year ended October 31, 2012:

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Compensation Table

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees
Charles W. Caulkins, Trustee	$85,000	$ 0	$ 0	$85,000
Alexander Douglas, Trustee	$85,000	$ 0	$ 0	$85,000
James W. Gerard, Trustee	$95,000	$ 0	$ 0	$95,000
William F. Indoe, Trustee	$85,000	$ 0	$ 0	$85,000
Robert Kleinschmidt, Trustee	$ 0	$ 0	$ 0	$ 0
Guy A. Main, Trustee	$95,000	$ 0	$ 0	$95,000
William J. Nolan III, Trustee	$85,000	$ 0	$ 0	$85,000
François Sicart, Trustee	$ 0	$ 0	$ 0	$ 0

Code of Ethics

The Trust and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act and the Advisor has adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940, as amended.  These codes of ethics restrict the personal securities transactions of access persons, as defined in the codes.

Proxy Voting Policies

The Board of Trustees has delegated the responsibility to vote proxies to the Advisor, subject to the Board’s oversight.  The Advisor’s proxy voting policies, attached as Appendix A, are reviewed periodically, and, accordingly are subject to change.  The Trust’s voting records relating to portfolio securities for the 12 month period ended June 30, 2012, may be obtained upon request and without charge by calling 1-800-355-7307 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2013, the Advisor held discretion over shares of the Funds as follows:

The Tocqueville Fund	12.88%
The Opportunity Fund	55.89%
The International Value Fund	52.99%
The Gold Fund	1.03%
The Delafield Fund	1.00%
The Select Fund	17.81%

As of January 31, 2013, the Trustees and officers as a group owned beneficially 6.17% of the Tocqueville Fund’s outstanding shares, 8.71% of the Opportunity Fund’s outstanding shares, 2.33% of the International Value Fund’s outstanding shares, 0.12% of the Gold Fund’s outstanding shares, 0.23% of the Delafield Fund’s outstanding shares, and 1.76% of the Select Fund’s outstanding shares.

As of February 1, 2013, the following shareholders owned of record or beneficially 5% or more of each Fund’s shares:

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The Tocqueville Fund
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	The Charles Schwab Corporation	DE	30.31%	Record
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281	N/A	N/A	6.51%	Record

The Tocqueville Opportunity Fund
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	N/A	N/A	7.89%	Record
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	N/A	N/A	6.80%	Record
Francois Sicart c/o Tocqueville Asset Management L.P. 40 West 57th Street, 19th Floor New York, NY 10019	N/A	N/A	6.30%	Beneficial

The Tocqueville International Value Fund
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	Pershing Group LLC	DE	31.86%	Record
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281	N/A	N/A	7.81%	Record
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	N/A	N/A	6.93%	Record

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The Tocqueville Gold Fund
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	The Charles Schwab Corporation	DE	34.37%	Record
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281	N/A	N/A	24.09%	Record

The Delafield Fund
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	N/A	N/A	23.88%	Record
National Financial Services Corp. One World Financial Center 200 Liberty Street New York, NY 10281	N/A	N/A	20.68%	Record

The Tocqueville Select Fund
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	N/A	N/A	23.61%	Record

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

Tocqueville Asset Management L.P., 40 West 57th Street, 19th Floor, New York, New York 10019, acts as the investment advisor to each Fund under a separate investment advisory agreement (the “Agreement” or “Agreements”).  Each Agreement provides that the Advisor identify and analyze possible investments for each Fund, determine the amount and timing of such investments, and the form of investment.  The Advisor has the responsibility of monitoring and reviewing each Fund’s portfolio, and, on a regular basis, to recommend the ultimate disposition of such investments.  It is the Advisor’s responsibility to cause the purchase and sale of securities in each Fund’s portfolio, subject at all times to the policies set forth by the Trust’s Board of Trustees.  In addition, the Advisor also provides certain administrative and managerial services to the Funds.  Tocqueville Securities L.P., the Funds’ distributor is an affiliate of the Advisor.  For the calendar year 2012, the Trust reimbursed the Adviser $150,000 for the services of the chief compliance officer.

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Under the terms of the Agreements, each Fund pays all of its expenses (other than those expenses specifically assumed by the Advisor and the Fund’s distributor) including the costs incurred in connection with the maintenance of its registration under the 1933 Act, as amended, and the 1940 Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agents, expenses of outside counsel and independent registered public accounting firm, preparation of shareholder reports, and expenses of Trustee and shareholder meetings.  Each Agreement may be terminated without penalty on 60 days’ written notice by a vote of the majority of the Trust’s Board of Trustees or by the Advisor, or by holders of a majority of each Fund’s outstanding shares.

The Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor, most recently approved the Agreements for the Tocqueville Fund, the Opportunity Fund, the International Value Fund, the Gold Fund, the Delafield Fund and the Select Fund for an additional one-year period on September 20, 2012.  The Agreements may be continued in force from year to year, provided that such Agreements are approved by a majority vote of the Trust’s outstanding voting securities or by the Board of Trustees, and by a majority of the Trustees who are not parties to the Agreements or interested persons of any such party, by votes cast in person at a meeting specifically called for such purpose.

In determining whether to approve the continuance of the Agreements, the Board considered information about the Advisor, the performance of the Funds and certain additional factors that the Board deemed relevant.  A discussion regarding the basis of the Board of Trustees’ approval of the continuation of the Agreements for the Tocqueville Fund, the Opportunity Fund, the International Value Fund, the Gold Fund the Delafield Fund and the Select Fund is available in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2012.

Advisory Fees

For the performance of its services under the Agreements, the Advisor receives a fee from each Fund, calculated daily and payable monthly, at an annual rate of:  (1) for the Tocqueville Fund, 0.75% on the first $1 billion of the average daily net assets of the Tocqueville Fund, and 0.65% of the average daily net assets in excess of $1 billion; (2) for the Opportunity Fund, 0.75% on the first $500 million of the average daily net assets of the Opportunity Fund, and 0.65% of the average daily net assets in excess of $500 million; (3) for the International Value Fund, 1.00% on the first $1 billion of the average daily net assets of the International Value Fund, and 0.75% of the average daily net assets in excess of $1 billion; (4) for the Gold Fund, 1.00% on the first $500 million of the average daily net assets of the Gold Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.65% of the average daily net assets in excess of $1 billion; (5) for the Delafield Fund, 0.80% on the first $250 million of the average daily net assets of the Delafield Fund, 0.75% of the average daily net assets on the next $250 million, 0.70% of the average daily net assets on the next $500 million, and 0.65% of the average daily net assets over $1 billion; and (6) for the Select Fund, 0.80% of the average daily net assets of the Select Fund.  Each fee is accrued daily for the purposes of determining the offering and redemption price of such Fund’s shares.  In addition, with respect to the Tocqueville Fund and the Tocqueville International Value Fund, the Advisor has contractually agreed to waive its advisory fees and/or reimburse expenses in order to ensure that the Tocqueville Fund’s and Tocqueville International Value Fund’s total annual operating expenses do not exceed 1.25% of their average daily net assets.  These Expense Limitation Agreements will remain in effect until March 1, 2014.

The following table indicates the amounts that the Funds paid to the Advisor under the Agreements for the last three fiscal years.  For the Tocqueville Fund, the table also shows the amounts of the advisory fee waived under the expense limitation arrangement described above.

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The Tocqueville Fund
Fiscal Year Ended	Advisory Fee	(Waiver)	Advisory Fee After Waiver
October 31, 2012	$2,924,864	$(104,090)	$2,820,774
October 31, 2011	$3,876,416	$(43,826)	$3,832,590
October 31, 2010	$3,330,308	$(57,721)	$3,272,587

The Opportunity Fund
Fiscal Year Ended	Advisory Fee
October 31, 2012	$470,256
October 31, 2011	$305,229
October 31, 2010	$214,604

The International Value Fund
Fiscal Year Ended	Advisory Fee
October 31, 2012	$2,093,170
October 31, 2011	$1,861,864
October 31, 2010	$1,330,343

The Gold Fund
Fiscal Year Ended	Advisory Fee
October 31, 2012	$17,170,369
October 31, 2011	$19,090,576
October 31, 2010	$11,394,152

The Delafield Fund
Fiscal Year Ended	Advisory Fee
October 31, 2012	$9,631,426
October 31, 2011	$8,966,106
October 31, 2010	$5,882,924

The Select Fund
Fiscal Year Ended	Advisory Fee
October 31, 2012	$681,313
October 31, 2011	$551,976
October 31, 2010	$256,510

Portfolio Managers

Set forth below is information regarding the individuals identified in the prospectus as primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”).  All asset information is as of October 31, 2012.

Management of Other Accounts.  The table below shows the number of other accounts managed by each Portfolio Manager and the total assets in the accounts in each of the following categories:  registered investment companies, other pooled investment vehicles and other accounts.  For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

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Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robert W. Kleinschmidt	0	3	39	0	0	0
	$0	$188,775,454	$1,548,028,969	$0	$0	$0
James E. Hunt	0	2	60	0	2	0
	$0	$21,745,132	$737,027,419	$0	$21,746,132	$0
Thomas R. Vandeventer	0	0	121	0	0	0
	$0	$0	$633,932,384	$0	$0	$0
John Hathaway	0	7	14	0	5	0
	$0	$669,144,014	$232,707,595	$0	$349,107,263	$0
Douglas B. Groh	0	4	14	0	2	0
	$0	$598,818,938	$232,707,595	$0	$278,782,186	$0
J. Dennis Delafield	2	1	80	0	0	0
	$336,558,975	$3,410,645	$297,629,892	$0	$0	$0
Vincent Sellecchia	2	1	80	0	0	0
	$336,558,975	$3,410,645	$297,629,892	$0	$0	$0
Donald Wang	1	2	7	0	1	0
	$214,868,213	$24,661,292	$50,165,533	$0	$21,250,647	$0

Compensation.  As of October 31, 2012, each of Messrs. Kleinschmidt, Hunt, Vandeventer, Hathaway, Sellecchia, Delafield, Wang and Groh receive compensation in connection with his management of the Fund for which he acts as portfolio manager and other accounts identified above, which includes the following components: (1) base remuneration, (2) incentive fee (with respect to Messrs. Hathaway, Hunt, Wang and Groh), and (3) a discretionary annual bonus.

Base Remuneration. The annual base remuneration can be a fixed or variable amount.  Certain Portfolio Managers and the investment team members are paid a fixed remuneration out of the variable amount, which is discussed below.  Messrs. Wang and Groh receive a fixed remuneration.  Messrs. Kleinschmidt, Hunt, Vandeventer, Hathaway, Delafield and Sellecchia will receive a variable remuneration.  The variable amount is calculated using the amount of investment advisory fees collected by the Advisor each month, in arrears, derived from the value of the portfolio assets of accounts (including the Funds), for which these individuals are Portfolio Managers.  These Portfolio Managers will receive the balance of any respective variable amounts remaining as their compensation, after payment of the fixed amounts to the Portfolio Managers mentioned above and other members of the investment team and certain other expenses.  In addition, Mr. Kleinschmidt receives a fixed fee as a director of Tocqueville Management Corp, the Advisor’s General Partner.

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Incentive Fee.  For some accounts managed by Messrs. Hathaway, Groh, Hunt and Wang, a portion of the fees paid to the Advisor may be linked to performance.  For these particular accounts, the Advisor will receive an incentive fee in addition to the standard advisory fee if the performance of the account raises the value of the account above a predetermined threshold.  These Portfolio Managers are then paid a percentage of all these incentive fees and the Advisor retains the balance.  The Funds are not among the accounts included in the incentive fee arrangement and, consequently, the Funds’ performance does not impact Mr. Hathaway’s, Mr. Groh’s, Mr. Hunt’s or Mr. Wang’s receipt of an incentive fee.

Bonus.  Each Portfolio Manager is eligible to receive a discretionary annual bonus in addition to his base remuneration.  The level of the discretionary bonus is determined by the Advisor based upon a number of factors, including the Advisor’s profitability, the expansion of the client account base, the market environment for the respective period, the portion of Advisor revenue that was generated by the work and effort of the Portfolio Manager, the involvement of the Portfolio Manager in the investment management functions of the Advisor, his role in the development of other investment professionals and his work relationship with support staff, and his overall contribution to strategic planning and his input in decisions for the Advisor’s group of investment managers.

Potential Conflicts of Interest.  As reflected above, the Portfolio Managers may manage other accounts in addition to the Funds.  A Portfolio Manager’s management of these other accounts may give rise to potential conflicts of interest.  The Advisor has adopted policies and procedures that are designed to identify and minimize the effects of these potential conflicts, however, there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts, or in eliminating the effects of any such conflicts.

Certain components of the Portfolio Managers’ compensation structure may also give rise to potential conflicts of interest to the extent that a Portfolio Manager may have an incentive to favor or devote more effort in managing accounts that impact, or impact to a larger degree, their overall compensation.  As reflected above, each Portfolio Manager’s base remuneration is based on total advisory fees collected each month, in arrears, for those accounts managed by such Portfolio Manager, including the Fund.  As a result, since their base remuneration is directly tied to the percentage of the advisory fee charged to the accounts, including the Funds, the Portfolio Managers may have an incentive to favor accounts where the Advisor charges a higher advisory fee and those accounts that have a larger asset base to the disadvantage of other accounts that have a lower advisory fee and those accounts with lower total net assets.  In particular, for Messrs. Hathaway, Hunt and Wang and Groh, their compensation may include an incentive fee for certain accounts they manage whereas they do not receive an incentive fee in connection with their management of the Funds.  Compensation depends on the performance of these other accounts.  As a result, since the incentive fee is directly tied to the performance of these other accounts, these Portfolio Managers may have an incentive to favor these accounts to the disadvantage of the Funds they manage.

In addition, as described above, certain Portfolio Managers are paid a discretionary annual bonus and the level of the discretionary annual bonus is determined, in part, based upon the Advisor’s profitability.  Such profits are generally derived from the fees the Advisor receives for managing all of its investment management accounts.  To the extent that accounts other than the Funds have the potential to generate more profits for the Advisor than the Funds, the Portfolio Managers may have an incentive to favor such other accounts.

Because Portfolio Managers manage multiple accounts with similar objectives, and thus frequently purchase and sell the same securities for such accounts, certain allocation issues may arise.  In particular, if a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one Fund or account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.  In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.  The Advisor has adopted policies and procedures that are designed to manage the risk that an account could be systematically advantaged or disadvantaged in connection with the allocation of investment opportunities and aggregation of trade orders.  Nevertheless, there can be no assurance that such policies and procedures will be effective in preventing instances where one account is advantaged or disadvantaged over another.

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Ownership of Fund Securities.  The following reflects the level of investment by each Portfolio Manager in the Fund that they manage.

Dollar Value of Shares Owned Beneficially as of October 31, 201 2*
Manager	Fund	None	$1-10K	$10,001 – 50K	$50,001 – 100K	$100,001 – 500K	$500,001 – 1M	Above $1M
Robert W. Kleinschmidt	Tocqueville Fund							X
James E. Hunt	International Value Fund						X
Thomas R. Vandeventer	Opportunity Fund							X
John Hathaway	Gold Fund						X
Douglas B. Groh	Gold Fund					X
J. Dennis Delafield	The Delafield Fund							X
	The Select Fund					X
Vincent Sellecchia	The Delafield Fund							X
	The Select Fund					X
Donald Wang	The Select Fund	X

Distribution Agreement

Tocqueville Securities L.P. (the “Distributor”), 40 West 57th, 19th Floor, New York, New York  10019, serves as the Fund’s distributor and principal underwriter pursuant to the amended Distribution Agreement dated September 30, 2003.  The Distributor is an affiliate of the Advisor.  The Fund has appointed the Distributor to act as its underwriter to promote and arrange for the sale of shares of beneficial interest of the Fund to the public through its sales representatives and to investment dealers as long as it has unissued and/or treasury shares available for sale.  The Distributor shall bear the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information required by applicable laws and regulations to be distributed to the shareholders by the Fund and pursuant to any Rule 12b-1 distribution plan), and any other promotional or sales literature which are used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the Distributor’s activities.  While the Distributor is not obligated to sell any specific amount of the Trust’s shares, the Distributor has agreed to devote reasonable time and effort to enlist investment dealers and otherwise promote the sale and distribution of Fund shares as well as act as Distributor for the sale and distribution of the shares of the Fund as such arrangements may profitably be made.

The continuance of the Distribution Agreement for the Tocqueville Fund, the Opportunity Fund, the International Value Fund, the Gold Fund, the Delafield Fund and the Select Fund as amended, was most recently approved by the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust or the Distributor and who have no direct or indirect interest in the operation of the Distribution and Service Plans or in any related agreements at a meeting held on September 20, 2012.  The Distribution Agreement will automatically terminate in the event of its assignment.

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As further described under “Investment Advisory and Other Services — Distribution and Service Plans,” the Distributor may receive payments pursuant to the Funds’ Rule 12b-1 plans.

Distribution and Service Plans

Each Fund has adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (each a “Plan”).  The Plans provide that a Fund pays Rule 12b-1 distribution and service fees of 0.25% per annum of such Fund’s average daily net assets.  The Plans compensate the Distributor regardless of expenses actually incurred by the Distributor.  The Plans are intended to benefit the Funds, among other things, by supporting the Funds’ distribution, which may increase their assets and reduce their expense ratios.  The Independent Trustees have concluded that there is a reasonable likelihood that the Plans will benefit the Funds and their respective shareholders.

Each Plan provides that a Fund may finance activities which are primarily intended to result in the sale of each Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents including the Distributor who enter into agreements with each Fund or the Distributor.

The following table provides the total fees paid by each Fund pursuant to the Plans and the manner in which payments were made pursuant to the Plans for certain types of activities for the fiscal year ended October 31, 2012:

	Tocqueville Fund	Opportunity Fund	International Value Fund	Gold Fund	Delafield Fund	Select Fund
Total fees paid by each Fund under the Plans:	$974,954	$156,752	$532,292	$5,738,603	$3,367,856	$212,910
Breakdown of payments made pursuant to the Plans for certain types of activities:
Advertising:	$48,321	$5,924	$53,977	$183,992	$105,799	$7,239
Printing and mailing of prospectuses to other than current shareholders:	$2,061	$382	$1,095	$15,714	$7,100	$584
Compensation to underwriters:	$306,289	$112,490	$217,875	$572,519	$519,833	$80,871
Compensation to broker-dealers:	$617,354	$37,952	$250,326	$4,966,098	$2,734,988	$124,211
Compensation to sales personnel:	$0	$0	$0	$0	$0	$0
Interest, carrying or other financing charges:	$0	$0	$0	$0	$0	$0
Other:	$929	$4	$19	$280	$136	$5

In approving the Plans in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the disinterested Trustees) considered various factors and have determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.  Each Plan will continue in effect from year to year if specifically approved annually by the vote of a majority of the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements relating to the Plans.  The continuance of the Plans for the Tocqueville Fund, the Opportunity Fund, the International Value Fund, the Gold Fund, the Delafield Fund and the Select Fund was most recently approved on September 20, 2012 by the Board of Trustees.  While the Plans remain in effect, the Trust’s Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by each Fund under the Plan and the purposes for which such expenditures were made.  The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plans must be approved by the Board of Trustees and by the disinterested Trustees cast in person at a meeting called specifically for that purpose.  While the Plans are in effect, the selection and nomination of the disinterested Trustees shall be made by those disinterested Trustees then in office.

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Administrative Services Agreement

The Advisor supervises administration of the Funds pursuant to an Administrative Services Agreement with each Fund.  Under the Administrative Services Agreement, the Advisor supervises the administration of all aspects of each Fund’s operations, including each Fund’s receipt of services for which the Fund is obligated to pay, provides the Funds with general office facilities and provides, at each Fund’s expense, the services of persons necessary to perform such supervisory, administrative and clerical functions as are needed to effectively operate the Funds. Those persons, as well as certain officers and Trustees of the Funds, may be directors, officers or employees of (and persons providing services to the Funds may include) the Advisor and its affiliates.  For these services and facilities, the Advisor receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund.

The following table indicates the amounts paid to the Advisor under the Administrative Services Agreement for the last three fiscal years*:

	Administration Fee Paid by the Funds for the
	Fiscal Years Ended October 31,
Name of Fund	2012	2011	2010
The Tocqueville Fund	$584,973	$775,283	$666,062
The Opportunity Fund	$94,051	$61,046	$42,921
The International Value Fund	$313,976	$279,280	$199,551
The Gold Fund	$3,443,162	$3,886,287	$2,110,304
The Delafield Fund	$2,020,714	$1,867,537	$1,180,269
The Select Fund	$127,746	$103,495	$48,096

Sub-Administration Agreement

The Advisor has entered into a Sub-Administration Agreement (the “Sub-Administration Agreement”) with U.S. Bancorp Fund Services, LLC (the “Sub-Administrator”), which is located at 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin 53202.  Under the Sub-Administration Agreement, the Sub-Administrator assists in supervising all aspects of the Trust’s operations except those performed by the Advisor under its advisory agreements with the Trust.  The Sub-Administrator acts as a liaison among all Fund service providers; coordinates Trustee communication through various means; assists in the audit process; monitors compliance with the 1940 Act, state “Blue Sky” authorities, the SEC and the Internal Revenue Service; and prepares financial reports.  For the services it provides, the Advisor pays the Sub-Administrator a fee based on the combined assets of all Funds in the Trust.  The fee payable to the Sub-Administrator by the Advisor is calculated daily and payable monthly, at an annual rate of:  (i) 0.05% on the first $400 million of the average daily net assets; (ii) 0.03% on the next $600 million of the average daily net assets; and (iii) 0.02% of the average daily net assets in excess of $1 billion, subject to a minimum annual fee for all Funds in the Trust of $240,000.  Other extraordinary services are billed separately.  The Sub-Administrator also serves as the Funds’ transfer agent and dividend paying agent and provides the Funds with certain fulfillment, accounting and other services pursuant to agreements.

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Custody Agreement

The Trust, on behalf of the Funds, has entered into an Amended and Restated Custody Agreement with U.S. Bank, N.A., a national banking association (the “Custodian”), which is located at 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212.  Under the Amended and Restated Custody Agreement, the Custodian shall open and maintain in its trust department a custody account in the name of the Tocqueville Funds coupled with the name of the Fund, subject only to draft or order of the Custodian, in which the Custodian shall enter and carry all Securities, cash and other assets of such Fund which are delivered to it.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for each Fund are made by the Advisor.  The Advisor is authorized to allocate the orders placed by it on behalf of a Fund to such unaffiliated brokers who also provide research or statistical material, or other services to the Fund or the Advisor for the Fund’s use.  Such allocation shall be in such amounts and proportions as the Advisor shall determine and the Advisor will report on said allocations regularly to the Board of Trustees indicating the unaffiliated brokers to whom such allocations have been made and the basis therefore.  The Trustees have authorized the allocation of brokerage to affiliated broker-dealers on an agency basis to effect portfolio transactions.  The Trustees have adopted procedures incorporating the standards of Rule 17e-1 of the 1940 Act, which require that the commission paid to affiliated broker-dealers must be “reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.”  Although the Advisor believes that it properly discharges its obligations to achieve best execution for the Trust, it does not represent to the Funds that it will necessarily obtain the lowest possible commission charge on every trade. At times, a Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers.  As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

In selecting a broker to execute each particular transaction, the Advisor will take the following into consideration:  the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Funds on a continuing basis.  Accordingly, the cost of the brokerage commissions to a Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered.  Subject to such policies and procedures as the Board of Trustees may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused a Fund to pay an unaffiliated broker that provides research services to the Advisor for each Fund’s use of an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting the transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Advisor’s ongoing responsibilities with respect to the Funds.  Neither the Funds nor the Advisor has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide.  To the extent that such persons or firms supply investment information to the Advisor for use in rendering investment advice to the Funds, such information may be supplied at no cost to the Advisor and, therefore, may have the effect of reducing the expenses of the Advisor in rendering advice to the Funds.  While it is difficult to place an actual dollar value on such investment information, its receipt by the Advisor probably does not reduce the overall expenses of the Advisor to any material extent.  The practice of using commission dollars to pay for research services with execution services is commonly referred to as “soft dollars”.

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This type of investment information provided to the Advisor is of the type described in Section 28(e) of the Securities Exchange Act of 1934 and is designed to augment the Advisor’s own internal research and investment strategy capabilities.  The nature of research services provided takes several forms including the following:  advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and computerized valuation screens.  The Advisor’s policy is to make an internal allocation of brokerage commissions to a limited number of brokers for economic research and for valuation models and screens.  Another internal allocation is made to a limited number of brokers providing broad-based coverage of industries and companies, and also to brokers which provide specialized information on individual companies.  Research services furnished by brokers through which the Funds effect securities transactions are used by the Advisor in carrying out its investment management responsibilities with respect to all its clients’ accounts.

The Funds are required to identify any securities of their “regular brokers or dealers” that a Fund has acquired during its most recent fiscal year.  The following table lists such securities which have been acquired by the Funds as of October 31, 2012:

Fund	Securities	Value of Holding
The Tocqueville Fund	The Bank of New York Mellon	$7,413,000
The Delafield Fund	The Bank of New York Mellon	$14,826,000

The Funds also are required to identify any agreement or understanding with a broker, to direct the Fund’s brokerage transactions to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds.  During the fiscal year ended October 31, 2012, the Funds had no such directed brokerage transactions.

The following table indicates the amount of total brokerage commission on portfolio transactions paid by the Funds for the last three fiscal years:

	Brokerage Commissions Paid by the Funds for the
	Fiscal Years Ended October 31,
Name of Fund	2012	2011	2010
The Tocqueville Fund	$368,437	$475,852	$403,324
The Opportunity Fund	$130,875	$120,516	$145,600
The International Value Fund	$309,049	$319,791	$168,162
The Gold Fund 1	$2,082,949	$2,193,516	$659,166
The Delafield Fund 2	$2,769,510	$2,301,519	$1,512,496
The Select Fund3	$176,398	$158,748	$61,742
1.
Total brokerage commissions paid by the Gold Fund increased significantly in fiscal 2011 over fiscal 2010 due to the portfolio manager deploying a significant cash position that had built up over the previous two years, which was caused by a significant increase in fund subscriptions.

2.	Total brokerage commissions paid by the Delafield Fund increased in fiscal 2011 over fiscal 2010 due to a significant increase in total assets in the fund.
3.	Total commissions paid by the Select Fund increased in fiscal 2011 over fiscal 2010 due to a significant increase in total assets in the fund.

The following table indicates the aggregate dollar amount of brokerage commissions paid by the Funds to the Distributor for the last three fiscal years:

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	Brokerage Commissions Paid to the Distributor for the
	Fiscal Years Ended October 31,
Name of Fund	2012	2011	2010
The Tocqueville Fund	$222,074	$201,667	$190,790
The Opportunity Fund	$57,903	$29,165	$23,943
The International Value Fund	$38,499	$24,765	$28,288
The Gold Fund	$23,208	$30,375	$28,181
The Delafield Fund	$70,123	$50,106	$73,173
The Select Fund	$35,088	$14,695	$8,467

For the fiscal year ended October 31, 201 2 , the percentage of each Fund’s brokerage commissions paid to the Distributor and the aggregate dollar amount of transactions involving the payment of such commissions were as follows:

Name of Fund	% of Total Brokerage Commissions paid to the Distributor	% of Total Transactions involving the Payment of such Commissions
The Tocqueville Fund	60.27%	64.51% ($182,862,712)
The Opportunity Fund	44.24%	62.45% ($69,907,409)
The International Value Fund	12.46%	19.78% ($32,312,714)
The Gold Fund	1.11%	1.54% ($7,858,727)
The Delafield Fund	2.53%	4.23% ($51,937,610)
The Select Fund	19.89%	27.36% ($14,940,948)

Allocation of Investments

The Advisor has other advisory clients which include individuals, trusts, pension and profit sharing funds, some of which have similar investment objectives to the Funds.  As such, there will be times when the Advisor may recommend purchases and/or sales of the same portfolio securities for each Fund and its other clients.  In such circumstances, it will be the policy of the Advisor to allocate purchases and sales among the Funds and its other clients in a manner which the Advisor deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account.  Simultaneous transactions may have an adverse effect upon the price or volume of a security purchased by each Fund.

CAPITAL STOCK AND OTHER SECURITIES

Organization and Description of Shares of the Trust

The Trust was organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.  The Trust’s Declaration of Trust filed September 17, 1986, permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in the Trust in an unlimited number of series of shares.  The Trust consists of six series: the Tocqueville Fund; the Tocqueville Opportunity Fund; the Tocqueville International Value Fund; the Tocqueville Gold Fund; the Delafield Fund; and the Tocqueville Select Fund.  On August 19, 1991, the Declaration of Trust was amended to change the name of the Trust to “The Tocqueville Trust,” and on August 4, 1995, the Declaration of Trust was amended to permit the division of a series into classes of shares.  Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by a Fund and in the Fund’s net assets upon liquidation.  All shares, when issued, are fully paid and nonassessable.  There are no preemptive, conversion or exchange rights.  Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees.  The Board of Trustees may classify or reclassify any unissued shares of the Trust into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares.  Any such classification or reclassification will comply with the provisions of the 1940 Act.  Shareholders of each series as created will vote as a series to change, among other things, a fundamental policy of each Fund and to approve the Fund’s Investment Advisory Agreement and Plan.

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The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Trust’s Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations.  However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust.  The Trust’s Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Computation of Net Asset Value

Each Fund will determine the net asset value of its shares once daily as of the close of regular trading on the New York Stock Exchange (the “Exchange”) on each day that the Exchange is open for business.  The net asset value is determined by dividing the market value of a Fund’s investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) by the number of the Fund’s shares outstanding.  Securities traded on the New York Stock Exchange or the American Stock Exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price.  Fund securities that are traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”) or, in the event the NOCP is not available, at the last sale price, or if no sale, at the mean between the latest bid and asked price.  Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price.  Securities sold short “against the box” will be valued at market as determined above; however, in instances where a Fund has sold securities short against a long position in the issuer’s convertible securities, for the purpose of valuation, the securities in the short position will be valued at the “asked” price rather than the mean of the last “bid” and “asked” prices.  Investments in gold will be valued at the spot price of gold determined based on the mean of the last bid and asked prices (Bloomberg symbol “GOLDS”).  Investments in silver will be valued on the basis of the closing spot prices of the New York Commodity Exchange.  Investments in other precious metals will be valued at their respective market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchange quotations.  Where there are no readily available quotations for securities they are valued in accordance with procedures established by the Board of Trustees.

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Purchase and Redemption of Shares

A complete description of the manner by which a Fund’s shares may be purchased and redeemed appears in the Prospectuses under the headings “Purchase of Shares” and “Redemption of Shares” respectively.

Investors may, if they wish, invest in the Funds through securities dealers with which they have accounts.  Securities dealers may also designate their agents and affiliates as intermediaries to receive purchase and redemption orders on behalf of the Funds.  The Funds will be deemed to have received a purchase or redemption order when the securities dealer or its designated agent or affiliate receives the order.  Orders will be priced at a Fund’s net asset value next computed after the orders are received by the securities dealers or their designated agent or affiliate, subject to certain procedures with which the dealers or their agents must comply when submitting orders to the Fund’s transfer agent.

TAX MATTERS

The following is a summary of certain additional federal income tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectuses.  This summary is not intended to be a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, a Fund is not subject to federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year, and satisfies certain other requirements of the Code that are described below.  Distributions by a Fund made during the taxable year or, under specified circumstances in January of the subsequent year, will be considered distributions of income and gains of the taxable year for this purpose.

Each Fund must also satisfy asset diversification tests in order to qualify as a regulated investment company.  Under these tests, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s total assets must consist of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of any one issuer and does not hold more than 10% of the outstanding voting securities of any one issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or in the securities of one or more qualified publicly traded partnerships.  Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the underlying security not the issuer of the option.

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In addition to satisfying the requirements described above, a regulated investment company must derive at least 90% of its gross income each year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income from qualified publicly traded partnerships.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits.  Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

In general, gain or loss recognized by a Fund on the disposition of an asset or as a result of certain constructive sales will be a capital gain or loss.  However, there are numerous exceptions to the rule, pursuant to which gain on the disposition of an asset is treated as ordinary income.  For example, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount will generally be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.  In addition, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto attributable to changes in foreign currency exchange rates, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to certain transactions where substantially all of the return realized is attributable to the time value of a Fund’s net investment in the transaction.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a “short sale” (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a “straddle” (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto.  In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.  Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

At October 31, 2012 the Opportunity Fund, Delafield Fund and Select Fund had net Post-October capital losses of $413,759, $1,480,317, and $273,207, respectively.

At October 31, 2012 certain Funds had tax basis capital losses which may be carried forward to offset future capital gains as shown below.

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	Capital Losses Expiring
	10/31/2017	Indefinite ST	Indefinite LT
Tocqueville Fund	23,986,002	—	—
Opportunity Fund	5,080,630	—	—
International Value Fund	7,254,600	5,364,413	3,206,554

Certain transactions that may be engaged in by the Funds (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as “Section 1256 contracts.”  Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer’s obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date.  Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year.  Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss.  A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a “mixed straddle” with other investments of the Fund that are not Section 1256 contracts.

A Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies (“PFICs”) for federal income tax purposes.  If a Fund invests in a PFIC, it has three separate options.  First, it may elect to treat the PFIC as a qualifying electing fund (a “QEF”), in which case it will each year have ordinary income equal to its pro rata share of the PFIC’s ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC.  Second, the Fund may make a mark-to-market election with respect to its PFIC stock.  Pursuant to such an election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over its adjusted tax basis in the stock.  If the adjusted tax basis of the PFIC stock exceeds the fair market value of such stock at the end of a given taxable year, such excess will be deductible as ordinary loss in the amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years.   The Fund’s holding period with respect to its PFIC stock subject to the election will commence on the first day of the following taxable year.  If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon a sale or other disposition of its interest in the PFIC or any “excess distribution” (as defined) received by the Fund from the PFIC will be allocated ratably over the Fund’s holding period in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund’s gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate, as the case may be) in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

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Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 as if it had been incurred in the succeeding year.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary income for such calendar year and 98.2% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year).  The balance of such income must be distributed during the next calendar year.  For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.  However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.  To the extent distributions from a Fund are attributable to dividends received from U.S. corporations and certain foreign corporations, such reported distributions will be taxable to shareholders as qualified dividend income under current federal law and will qualify for the 20% maximum federal tax rate currently applicable to dividends received by individuals if certain holding periods are met.  Distributions from the International Value Fund and the Gold Fund and, to some extent, the other Funds may not qualify for the 20% dividend tax rate.

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  Each Fund currently intends to distribute any such amounts.  Net capital gain that is distributed and reported as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his or her shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.  The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund’s disposition of domestic “small business” stock will be subject to tax.

Conversely, if a Fund decides to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate although in such a case it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his or her pro rata share of such gain, with the result that each shareholder will be required to report his or her pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

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Dividends paid by the International Value Fund generally should not qualify for the 70% dividends-received deduction for corporate shareholders.  Dividends paid by the Tocqueville Fund and the Opportunity Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year.  Generally, a dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of the Code any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent that the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A.  The 46-day holding period must be satisfied during the 91-day period beginning 45 days prior to each applicable ex-dividend date; the 91-day holding period must be satisfied during the 181-day period beginning 90 days before each applicable ex-dividend date.  Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if certain provisions of the Code apply.

A corporate shareholder will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer’s adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in alternative minimum taxable income.

Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, taxes on such income.  It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known.  Some of a Fund’s investment income may be subject to foreign income taxes that are withheld at the source.  Unless a Fund qualifies for and makes a special election, foreign taxes reduce net investment income of the Fund and are borne at the Fund level rather than passed through to shareholders under the applicable tax laws.  If a Fund, such as the Tocqueville International Value Fund, qualifies and meets certain legal requirements, it may pass-through these foreign taxes to shareholders.  Shareholders may then claim a foreign tax credit or a foreign tax deduction for their share of foreign taxes paid.  If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign taxes paid by the Fund, subject to certain exceptions for a fund of funds structure.  If a Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both).  For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources.  No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions.  Each shareholder should consult his own tax advisor regarding the potential application of foreign tax credits.

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Distributions by a Fund that do not constitute dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.  In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.  The Funds may make taxable distributions even during periods in which share prices have declined.  Tax considerations are not of primary importance in the investment and sale decisions of the Funds.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made.  However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year.  Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding, currently at a rate of 28%, of dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to properly report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.”  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.

Sale or Redemption of Shares

A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption.  In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  Under current law, long-term capital gain recognized by an individual shareholder will be taxed at a maximum rate of 20% if the holder has held such shares for more than 12 months at the time of the sale.  However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

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If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty rate) upon the gross amount of the dividend.  Furthermore, such foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from a Fund’s election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder’s pro rata share of such foreign taxes which it is treated as having paid.  Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of a foreign shareholder other than a corporation, a Fund may be required to withhold U.S. federal income tax at a backup withholding rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholder furnishes the Fund with proper notification of his foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation; State and Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income distributions and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above.  Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

UNDERWRITERS

The Funds sell and redeem their shares on a continuing basis at their net asset value.  They do not impose a charge for either purchases or redemptions, except for a redemption fee imposed on shares held for 90 days or less.  The Distributor does not receive an underwriting commission for any of the Funds.  In effecting sales of Fund shares under the Distribution Agreement, the Distributor, as agent for the Fund, will solicit orders for the purchase of the Funds’ shares, provided that any subscriptions and orders will not be binding on the Funds until accepted by the Funds as principal.

The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities.  On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act (the “Act”), repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies.  The Act grants banks authority to conduct certain authorized activity through financial subsidiaries.  In the opinion of the Advisor, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above. The Trust’s Board of Trustees will consider appropriate modifications to the Trust’s operations, including discontinuance of any payments then being made under the Plans to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.  It is not anticipated that the discontinuance of payments to such an institution will result in loss to shareholders or change in a Fund’s net asset value.  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

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PERFORMANCE INFORMATION

As discussed above in “Fund History”, the Select Fund commenced operations on September 28, 2009 as successor to the Delafield Select Fund, a series of Natixis Funds Trust II.  The predecessor Delafield Select Fund commenced operations on September 29, 2008 for Class A and Class C shares and on September 26, 2008 for Class Y shares.  On September 29, 2008, the predecessor Delafield Select Fund acquired the assets and liabilities of the Reich & Tang Concentrated Portfolio L.P. (the “L.P.”), a Delaware limited partnership (the “L.P. Reorganization”).  For periods prior to the L.P. Reorganization, the performance information provided for the Select Fund is based on that of the L.P., adjusted to reflect the fees and expenses of the predecessor Delafield Select Fund’s Class Y shares.  The L.P.’s performance was calculated based on equivalent unit values for certain notional capital accounts in the L.P.  Unit values were determined from the inception of the L.P. utilizing notional capital accounts that did not have any additional capital contributions or withdrawals during the periods utilized in the calculation.

FINANCIAL STATEMENTS

The audited financial statements for the Funds for the fiscal year ended October 31, 2012, and the report thereon of Grant Thornton LLP, are incorporated by reference from the Trust’s annual report.  The annual reports are available upon request and without charge by visiting the Funds’ website at www.tocqueville.com/mutual-funds or by calling 1-800-697-3863.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Paul Hastings LLP, 75 East 55th Street, New York, New York 10022, is counsel for the Trust.  Grant Thornton LLP, has been appointed independent registered public accounting firm for the Trust.  Grant Thornton LLP, audits the Funds’ Annual Financial Statements and provides other related services.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Tocqueville Trust c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, Attention:  [name of Fund], or may be made by calling 1-800-697-3863.

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Appendix A

TOCQUEVILLE ASSET MANAGEMENT
PROXY VOTING PROCEDURES

The Tocqueville View

The foundation of the Tocqueville investment management services and activities is the principles of trust and fiduciary responsibility set forth in both common and statutory law as well as regulatory promulgations. Exercising investment decisions in the exclusive best interest of its clients has been the sole objective and continuing practice of the firm. Thus the extension of those mandates to include the exercise of proxy voting as a value producing or protecting activity of a fiduciary is neither a surprise nor a hardship to the Tocqueville investment programs.

The authority to vote proxies for the clients is established by the Tocqueville advisory contract and, generally, all proxies are voted identically for all clients. In very limited circumstances where a material conflict of interest is identified, Tocqueville may accept direction from a client as to how to vote the shares pertaining to that client’s interest. There may also be unusual circumstances when Tocqueville does not vote a proxy due to the extensive procedural requirements (i.e. share blocking) that restrict the investment powers or cost (i.e. personal representation) of voting in a foreign country, undue delays in receiving proxy materials or a lack of sufficient information on which to render an analysis and formulate a vote recommendation

In light of the regulatory and reporting mandates pertaining to proxy voting, Tocqueville revised and expanded the written Proxy Voting Procedures and Policy Guidelines in 2005 and made them readily available, upon request, to its advisory clients as well as to the shareholders of Tocqueville Funds. Likewise the proxy voting record pertinent to an individual client is available at their request and the voting record for the Tocqueville Funds is published in Form P-NX and available to anyone upon request. In addition to SEC requirements governing registered advisers, Tocqueville proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set forth in DOL Interpretive Bulletin 94-2.

Proxy Voting Procedures

Committee on Corporate Governance & Responsibility

Established in 2004, the Committee on Corporate Governance & Responsibility is responsible for developing proxy voting guidelines for Tocqueville to be considered in voting on proposals submitted by corporate managements and shareholders. The Committee meets annually to review existing voting guidelines and as necessary to adopt voting guidelines for those issues identified as new. Thus the Guidelines may be updated from time to time as warranted by the Committee. Should an issue for which there is no established guideline be presented for a proxy vote, Tocqueville may abstain on the issue until the Committee has formulated a guideline. Because the issues presented in the proxy process are so varied and often complex, the Committee adopts guidelines rather than rules and does not attempt to have a guideline for every issue.

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Consistent with and in furtherance of the fiduciary responsibility of an investment adviser to enhance and preserve the investments of its clients, the Committee’s primary focus is to consider the economic impact of proposals. Within that context, the Committee also seeks to promote basic principles of corporate governance:

✓	independence and accountability of the board of directors;
✓	equal treatment of all shareholders;
✓	opportunity for shareholders to vote on issues which have a material financial impact on the corporation; and,
✓	executive compensation that reflects corporate performance

The Committee has also established voting policy guidelines to address social and political issues that are often presented by shareholder proposals. While supportive of corporations being “good corporate citizens” throughout the world, the primary concern of the Committee is the fiduciary responsibility of Tocqueville to preserve and maximize the client’s long-term economic value. In the event the Committee determines that the adoption of a proposal would have a negative economic impact on the corporation, the financial impact will determine the vote recommendation resulting in instances where the vote is not in strict adherence to the guideline.

In formulating a voting policy guideline the Committee will primarily research the topic internally through information extracted from corporate governance studies, security analysts’ reports, educational articles, and analysis of management and shareholder proposals by independent research consultants as well as seminars pertaining to the subject matter.

Membership of the Committee shall be the President, the Chief Compliance Officer and, upon request, the Senior Portfolio Managers of Tocqueville.

Electronic Voting

To assist in the physical act of voting proxies; to ensure the timely receipt of all proxy statements, solicitations and voting cards pertaining to a particular security; to provide an affirmation that all client accounts are being voted; and to enhance the accuracy and ensure the uniformity of proxy voting record keeping, Tocqueville contracts the proxy voting services of Institutional Shareholder Services (“ISS”). As a result, Tocqueville has authorized and delegated the mechanics of voting to a professional voting agent thus further reducing the possibility of error and confusion. Most clients for which Tocqueville has proxy voting authority, whether institutional or individual, and its equity holdings are registered into the ISS voting system to facilitate electronic voting. This is designed to result in the preparation and voting of a single proxy card reflecting the total of all shares owned by Tocqueville clients. It also provides the data foundation to create a record of the proxy votes entered for each client in conformance with SEC Rule 275.204-2(c)(2)(iii). In addition it provides the data foundation for the preparation of any proxy voting reports required for Form P-NX and requested by certain institutional clients, Fund shareholders, governmental agencies or interested persons.

Staff Responsibilities and Procedures

➢	Proxy voting responsibility is delegated to the chief compliance officer and the Tocqueville operations administrative staff.

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Receipt & Reconciliation

➢
Any materials pertaining to the proxy voting process and the annual meeting, including but not limited to the annual report, the proxy statement, the proxy voting card and any proxy solicitation material, of any corporate security owned by a Tocqueville client, received by Tocqueville is directed toISS.

➢	An operations assistant monitors the ISS system for the meeting date, the record date and the voting timeframe.

➢
Operations staff provides ISS with Tocqueville Funds and Tocqueville client portfolio database a list of all holdings in all securities on at least a weekly data feed, and ideally, a daily data feed. Using this data, ISS reconciles the Tocqueville holdings list of total shares held with the total cited on the proxy ballot.

➢	Any discrepancy will be resolved with an operations assistant prior to further processing of the ballot.

Issue Review & Vote Recommendation

➢
The chief compliance officer monitors news article, analysts’ reports, business journals and conference calls for information pertaining to portfolio corporations and maintains a record of any reporting deemed of significance to Tocqueville in its proxy voting process.

➢
Underlying the proxy voting policies of Tocqueville is the fundamental principle that the financial performance of the corporation and its impact on shareholder value is the primary consideration in voting in the best interest of the client.  From time to time this will require financial analysis of the company (ies) involved. In such circumstance, ISS will issue an alert to Tocqueville and the proxy materials will be made available to a specific portfolio manager with a request that such an analysis be undertaken. The ultimate vote cast will represent the analysis’ conclusion that value to our clients is best achieved if management pursues a particular course of action.

➢	After review and analysis of the proposals or resolutions to be voted on, ISS votes the ballot(s) in accordance with the Tocqueville Proxy Voting Policy Guidelines.

➢
Voting ERISA client proxies is a fiduciary act of plan asset management to be performed by the investment adviser (Tocqueville), unless the voting right has been retained by the named fiduciary of the plan. No ERISA client of Tocqueville has retained proxy voting rights. Further, pursuant to the investment advisory agreement with individual clients, Tocqueville has been granted sole authority to vote all proxies with respect to the securities in the account. The client may withdraw this authority at any time as well as, under certain limited circumstances, instruct Tocqueville as to the direction of the proxy vote in any individual case.

In the event the issue presented in a resolution is not yet the subject of the Proxy Voting Policy Guidelines or presents a unique perspective in contradiction of the Guidelines, ISS will alert Tocqueville to this fact. The chief compliance officer, in his discretion, may cast an abstain vote or bring the issue with a proposed guideline or voting recommendation to the attention of the President for further review and consideration. The President may either establish a guideline to address the issue presented, vote that particular issue without establishing a guideline, or direct an abstain vote. If a guideline is not established, the basis for the vote on the issue shall be noted in the proxy voting records.

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➢
In the event that authority to vote the proxies for a client has not been delegated to Tocqueville or, as authorized by the advisory contract, a client has instructed Tocqueville how to vote the client proxy in an individual case, these voting instruction exceptions will be reported toISS. Without such a notation, the proxy shall be voted the same for all clients.

Casting & Confirmation of the Vote

➢	The proxy voting ballot(s) is cast via ISS electronic voting system. In addition, a confirmation of this vote is included in the proxy information database at ISS.

➢	Any ballots received in hardcopy form are faxed to ISS for voting and reporting, and the originals are retained by Operations staff.

All materials pertaining to the proxy vote on any corporate security, including but not limited to the corporate annual report (if provided), the proxy statement, the executed ballot and proxy solicitation materials are maintained electronically in the ISS database in accordance with SEC Rule 275.204-2(e)(1).  Any internal memoranda pertaining to a particular vote shall be retained at the Tocqueville offices.

Conflicts of Interest

Although highly unlikely and consciously avoided, there is the potential for a material conflict of interest to arise between Tocqueville and the interest of its clients in the proxy voting process. Should a material conflict of interest arise it shall be resolved in a manner that is in the best interest of the clients.

▪
Historically the business interests of the Tocqueville have not resulted in a situation where it was pressured to vote in a manner that was not in the best interest of the client owners. Yet it is understood that the value of a business relationship could possibly create a material conflict. In the event that the possibility of such a conflict of interest is identified, the Committee will determine whether to engage in one of the following courses of action.

m
Disclose the nature and extent of the conflict to client(s) affected, and seek guidance from the client(s) on how that particular corporate proxy should be voted on their behalf. A notation will be entered in the proxy voting records explaining the conflict and the client directed vote.

m	Disclose the nature and extent of the conflict, advise the clients of the intended vote and await client consent to vote in that manner.
m	Vote in accordance with the pre-determined policy guideline without discretion, thus effectively negating the conflict.

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▪
In the event a Tocqueville client is the proponent of a shareholder proposal or a candidate in a proxy contest that is opposed by the corporate management, the Committee will review and analyze the proposal pursuant to the Guidelines and vote the shares of the other Tocqueville clients as determined to be in their best economic interest. However, the client proponent of the proposal will be permitted to vote the proxy on the shares owned by that client. A notation will be entered in the proxy voting records explaining this situation.

▪
In the event a Tocqueville officer or employee has a personal or business relationship with participants in a proxy contest, corporate directors or candidates for corporate director being voted on by Tocqueville, that officer or employee will be prohibited from any participation in the voting process for that particular company.

▪
Ownership by Tocqueville officers or employees of corporate shares is not a conflict of interest resulting in exclusion from the participation in the voting process. However, the personal views of the officer or employee in voting their individual shares shall neither influence nor affect the voting of shares by Tocqueville in accordance with the Proxy Voting Procedures and Policy Guidelines.

Proxies That Will Not Be Voted

Although relatively a rare occurrence, there may be circumstances (especially with international holdings) when the cost of exercising the proxy vote or unique voting restrictions outweigh the beneficial consequence of the resolution being voted on. As a result, Tocqueville generally will not endeavor to vote proxies whenever:

✓	The proxy materials are written in language other than English and no translation has been provided

✓
The proxy voting process of the foreign jurisdiction involved requires personal attendance or the retention of a representative for fee or the appointment of a local power of attorney in order to cast a vote

✓	The proxies are subject to share blocking restrictions

✓	The underlying security is on loan requiring that it be recalled in order to vote if the holdings are deminimis or the vote relates to a routine matter

Proxy Voting Record Retention & Availability

Records Retained

Consistent with SEC Rule 204-2(c)(2), Tocqueville has identified the following records and materials pertaining to the proxy voting process that have been retained and preserved in accordance with the SEC directive. These may be retained in either hardcopy at Tocqueville or accessed in electronic format from ISS.

❖	The Proxy Voting Procedures and Policy Guidelines of Tocqueville

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❖	For every corporate security in the firm portfolio:

i.	the annual report of the company (if provided)

ii.	the proxy statement (if provided) pertaining to the annual or special meeting at which a vote of shareholders is to be recorded

iii.	the Tocqueville client record date holder list

iv.
any written proxy solicitation materials submitted and received in addition to the corporate proxy statement by either management or the proponent of the proposal or someone seeking to solicit support or votes on behalf of either management or the proponent

v.	any memoranda or notes prepared by Tocqueville that were material to making a decision in the course of exercising a proxy voting for client securities and,

vi.	the ISS proxy ballot summary as marked by the chief compliance officer, when necessary, reflecting a vote “for, against or abstain” on each proposal presented.

In the event of a contested election or proposal, the proxy statement of each proponent shall be retained but only the proxy card actually used to vote shall be made a part of the hardcopy file.

❖
For client accounts governed by ERISA, a report is generated on a quarterly, semi-annual or annual basis, depending on the preference and instruction of the ERISA client. The client will specify the information desired in such a report that may include the date and type of meeting; the name of the issuer; the issues being voted on; the shares voted; the record date for the meeting; and, the vote cast.

❖
A record of each client request for the Proxy Voting Procedures and Policy Guidelines or for information pertaining to the proxy voting for that client’s securities. If the request is written or by email, a copy of the request and the Tocqueville written response shall constitute the record. If the request is a verbal communication, a memorandum shall be prepared as the record noting, at a minimum, a) the name of the client, b) the date of the request and, c) the date and extent of the Tocqueville response. The original of any request and a copy of the Tocqueville response will be retained in a separate file of such correspondence. In addition a copy of both the request and the response will be made a part of the client’s individual file within the Tocqueville record-keeping system.

❖
In accordance with SEC Rule 30b1-4, for proxies voted by Tocqueville pursuant to the delegation of such authority by registered investment companies, Form N-PX shall be used to annually report the proxy voting record for the most recent twelve-month period ending June 30. A separate Form N-PX shall be filed on behalf of each registered investment company client and shall include the following information:

i.	name of the issuer
ii.	exchange ticker
iii.	CUSIP, if easily available

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iv.	shareholder meeting date
v.	brief description of the issue being voted on
vi.	whether the matter was proposed by the issuer or a shareholder
vii.	how the fund cast its vote on the matter, and
viii.	whether the vote was cast for or against management’s recommendation

Availability of Records

❑	The Proxy Voting Procedures and Policy Guidelines of Tocqueville are available, upon request, to any client or perspective client of the firm.

❑	A record of proxy votes cast on behalf of a client is available, upon request, to that particular client for whose securities the votes were cast.

❑	Form N-PX pertaining to any registered investment company for which Tocqueville has been delegated proxy voting responsibility shall be available upon request, within three days of such request.

❑
A request for the current Policy Guidelines or individual Tocqueville client proxy voting records may be submitted in writing to the address of the Tocqueville offices (40 West 57th Street, 19th fl., New York, NY 10019), by email via the Tocqueville website mailbox (www.tocqueville.com) or verbally to the proxy unit of Tocqueville operations by calling toll-free 1-800-355-7307. All such requests will be routed to the chief compliance officer who shall respond in writing and provide a copy of the materials requested as appropriate.

❑
On an annual basis, the client accounts that are governed by ERISA will be provided a summary of the current Policy Guidelines and, in accordance with the client’s preference and instruction, on a quarterly, semi-annual or annual basis provided a written report of the proxy votes that were cast on behalf of the client.

❑
A request for the current Policy Guidelines used by Tocqueville in voting proxies on behalf of any registered investment company and/or a copy of Form N-PX may be submitted by calling toll-free 1-800-355-7307. Tocqueville does not offer Form N-PX via its website; however, it is available on the SEC website at www.sec.gov. In response to requests submitted to Tocqueville, a copy of Form N-PX will be provided within three business days of receipt of the request by first class mail.

❑	As a general policy, other than as prescribed by SEC Rule, Tocqueville does not disclose the proxy vote record of any client to third parties or to the public.

Duration of Retention

In conformance with SEC Rule 204-2(e)(1), all proxy voting material and records described in further detail herein will be retained in either hardcopy form in the Tocqueville offices for a period of not less than five (5) years or accessible in electronic format from the proxy voting database of ISS. Annually, operations assistant will extract the hardcopy materials that have been retained at Tocqueville for the prerequisite five (5) year period and discard these materials.

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To provide added protection against unintentional destruction or discarding, a record of all proxy votes will be maintained in electronic format on disk and stored at a site away from the Tocqueville offices, in conformance with SEC Rule 204-2(g) that authorizes the safeguarding of records by electronic storage media. Furthermore, a copy of any voting record for 2004 – 2006 is available from the electronic database of ADP ProxyEdge and from 2007 to the present from ISS upon reasonable notice of request.

Revision History
Procedures Adopted 06/01/03
Procedures Expanded 02/11/04
Procedures Revised 08/09/04
Procedures Revised 12/06/04
Mechanics Revised 03/01/07
Procedures Revised 02/18/08
Mechanics Clarified 02/21/09
Mechanics Clarified 01/26/12

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TOCQUEVILLE ASSET MANAGEMENT
PROXY VOTING POLICY GUIDELINES

Proxy Voting Policy Guidelines

Overview

It is impossible to establish policies so comprehensive as to address every issue presented for a proxy vote by either corporate management or shareholder proponents. Accordingly Tocqueville has adopted “guidelines” that generally pertain to 95% of all proxy proposals presented. By definition, these guidelines do not dictate a particular result but rather provide the policy foundation for determining an appropriate course of action for voting proxies.

These guidelines are designed to be applicable to the proxy voting process for U.S. domestic corporations as well as to the proxy voting process for Canadian issuers. In light of the complexity, timing, variety and language barriers of voting proxies in multiple foreign jurisdictions, Tocqueville has  determined that it is the best interest of its clients to adopt the Global Proxy Voting Policies of Institutional Shareholder Services (“ISS”) as the voting policies for Tocqueville.

Due to the precatory nature of most shareholder proposals, latitude may be given to supporting resolutions that “request” the board of directors’ consideration of a particular corporate action or policy, whereas a stricter standard may be imposed if the shareholder proposal is a by-law amendment that, if approved, mandates implementation by the board.

When an issue is presented for the first time ever, Tocqueville may abstain until the there is an opportunity to analyze the subject matter for the adoption of a formal guideline.

In special matters, such as a “hostile” takeover, contested election of directors, proposed merger or acquisition, equity research analysts of Tocqueville and proxy voting advisory research services will provide additional insight on the both the financial and corporate governance aspects of the situation. As always, the ultimate vote cast will be based on what Tocqueville determines to be in the best financial interest of its clients toward the maximization of shareholder value.

Guidelines on Management Proposals

Appointment of Auditors  Generally *Supports the choice of auditors recommended by the independent audit committee of the board of directors, but prefers that there be a rotation of the firm auditing the company every ten (10) years. Such support may be withheld if (a) An auditor has a financial interest in or association with the company, and is therefore not independent; (b) There is reason to believe that opinion rendered by the independent auditor is neither accurate nor indicative of the company’s financial position; (c) Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or (d) Fees for non-audit services (“Other” fees) are excessive as determined by ISS.

Classified/Staggered Boards *Supports the annual election of all directors. *Does not support the establishment of staggered terms or “classified” boards. However support will not be withheld for the election of directors simply because the board is currently classified.

Confidential Ballot  *Supports confidential voting by shareholders, and the use of independent tabulators and inspectors of election. *Does not support any attempt to either circumvent or curtail the confidentiality of the voting process.

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Consent Proceedings/Special Meetings  *Does not support the elimination or restriction of the shareholder right to solicit written consents for the removal and election of directors without a shareholder meeting. *Does not support restricting the ability or right of shareholders to call a special meeting of the company.

Contested Election of Directors  *Case-by-case analysis will be undertaken to review the a) long term financial performance of the company, b) management’s track record, c) qualifications of both slates of candidates, d) basis for the proxy contest, e) likelihood of proposed objectives being met and f) ultimate best economic interest of all shareholders.

Cumulative Voting  *Supports allowing shareholders to cast cumulative votes by multiplying the number of shares owned by the number of director candidates and casting the total vote for any individual or slate of candidates. Cumulative voting may result in a minority bloc of stock being represented on the board and may also provide the most effective means for getting a difference in viewpoint on the board.

Director Liability & Indemnification  *Supports a limitation on director liability and increased indemnification provided there is an exception to such indemnity in the event of fraud or a violation of fiduciary duty by any director. In particular, Does not support any proposal that would affect a director’s liability for (a) breach of the duty of loyalty, (b) acts or omissions not in good faith or involving intentional misconduct or knowing violations of law, (c) unlawful purchase or redemption of stock, (d) payment of unlawful dividends, or (e) receipt of improper personal benefits. *Supports indemnification of legal expenses of directors and officers who acted in good faith and for a purpose they reasonably believe to be in the corporation’s best interest. *Does not support increasing the indemnification of directors or officers for damages caused by violations of the duty of care.

Dual Class Stock *Does not support the creation or extension of dual class or unequal voting rights stock which reduces the voting power of existing shareholders and concentrates significant power in management.

Election of Directors *Support for the election of directors will be based primarily on the long-term economic performance of the company, its corporate governance principles and practices and the maintenance of accountability & independence of the board of directors. A failure of the directors to exercise appropriate oversight of management or to advance the best financial interests of shareholders could result in the withholding of election support. Where less than 75% of the board is independent directors (as defined below): *Does not support the election of non-independent nominees or the members of the Nominating Committee. *Does not support the election of the Audit Committee Chair (or Audit Committee members if classified board and Audit Chair is not a current nominee) who fails to submit the appointment of auditors to shareholders for ratification. *Does not support the election of the Audit Committee Chair if the Audit Committee has selected auditors for which ratification is being withheld under the guideline for “Appointment of Auditors” noted above. *As to individual directors, the failure of a director to attend 75% of the meeting of the board and committees of which the director is a member, without particular justification (i.e., illness) will result in the withholding of support. *Does not support election of directors, other than first time candidates, who have failed to personally invest their own funds in an equity position in the company. *Does not support the election of directors if the board has failed or refused to implement as corporate policy the resolve of a shareholder resolution which received the favorable vote of the majority of the votes cast during the preceding annual meeting. *Does not support the election of persons nominated for director who seek to serve on six or more boards of directors. Further, support will be withheld for the election of directors who have a demonstrated history of disregard for shareholder interests. This will be most prevalent with (a) members of the Compensation Committee adopting executive compensation programs either too excessive or without regard for the financial performance of the company, (b) members of the Audit Committee if the company has corporate governance deficiencies or wrongdoings, (c) members of the Compensation Committee where the backdating of options was approved, or (d) the entire Board where it has failed to adopt corrective measures to re-price the backdated options or to recoup option gains on the backdated grants. *Support will be withheld for the election of the entire board of directors, if:  The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote.

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Certain principles of corporate governance can impact performance and therefore may be considered in determining whether to support the election of directors:

➢
Seventy-five percent (75%) of directors should be non-management independents with no direct relationship with the company. Independence shall be evidence by (1) not being employed by the company or an affiliate in an executive capacity within the past three years, (2) not being or having been employed with a company or firm that is a paid advisor or consultant to the company, (3) having no personal services contract with the company, and (4) not being an immediate family member related to any current director or senior executive of the company or not being related to several employees of the company.

➢	The audit committee, nominating committee and compensation committee of the board should be comprised entirely of non-management independent directors.

➢
Directors should not take specific action considered particularly detrimental to shareholder interests; should not adopt excessive forms of compensation or severance agreements to protect economic interests of particular executives without approval of shareholders; and, should not adopt or implement excessive defensive measures that entrench management rather that protect shareholder value.

The plethora of compensation packages, products or arrangements that constitute poor or offensive compensation practices has expanded, virtually unchecked or challenged. Shareholders have reason to be outraged at excessive rewards having no relationship or relevance to performance or merit. We are in agreement with ISS that such practices should prompt the withholding of support for the Compensation Committee, and most likely the entire Board when we have identified:

▪	Employment contracts having egregious multi-year guarantees of bonuses or grants
▪	“Perks” excessively dominating compensation
▪	Bonuses unrelated to performance
▪	Performance metric or criteria being changed during the performance period
▪	Outrageous pension payouts
▪	Excessive severance or new hire packages
▪	Options backdating
▪	Change-in-control payouts without loss of job or significant reduction of job responsibilities

Employee Stock Purchase Plans  *Supports employee stock purchase plans provided that the plan is available to all employees, the purchase price is not less than 85% of the market price, employees are investing their own funds and the number of shares allocated for the plan does not excessively dilute the ownership interest of current shareholders.

Executive & Director Compensation   Proposals to adopt or extend executive compensation plans are reviewed on a case-by-case basis, but any compensation plan must have the overriding purpose of motivating corporate personnel through performance incentives and must not be unduly generous. However, *Does not support any compensation plan that excessively consumes corporate resources or is dilutive to earnings and asset values. Additional negative factors of a compensation plan include:

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a)
excessive dilution; b) options at below market prices; c) restricted stock giveaways awarding longevity rather than performance; d) stand-alone stock appreciation rights; e) loans or other forms of financial assistance to award holders; f) abusive change of control payments; g) excessive severance agreements; and h) blank-check authority to the administering committee to set or forgive terms as it desires.

Guided by analyses of performance metrics, peer group adoptions, a balance of fixed vs. performance driven compensation, excessive practices, board responsiveness to investor input and the ultimate board rationale for the Executive Compensation Plan proposed, such executive pay and practices proposals, as well certain aspects of outside director compensation, will be addressed on a case-by-case basis in accordance with guidance from ISS. However *Does not support management say on pay (MSOP) proposals, the election of compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);
•	The company maintains problematic pay practices;
•	The board exhibits poor communication and responsiveness to shareholders.

Director Compensation  Equity ownership by directors is encouraged and a compensation structure should include shares of stock as a portion of the annual fee, however, *Does not support stock options for outside directors. *Does not support the creation of retirement benefits for outside directors. *Does not support granting bonuses or options to outside directors in the event of a “change of control”, but *Supports the acceleration of awards already granted to avoid a sacrifice of benefits in such an event.

Stock Option Plans  *Does not support either the adoption or extension of stock option plans or plan amendments that result in excessive dilution. *Does not support omnibus stock option plans with multiple types of awards in one plan because shareholders should have the opportunity to vote on the separate components of each plan. *Does not support the granting of stock appreciation rights since they defeat the purpose of giving employees a long-term equity stake in the company. *Does not support stock depreciation rights that pay the employee cash when the market price of an option previously granted declines. *Does not support plans allowing for the repricing of options that have gone “underwater” (unless resulting from a market wide event over the short term rather than company specific poor performance). *Does not support option exercise pricing at below the market price of the stock on the date of grant. *Does not support the reloading of options so that the stock available under the plan automatically increases as the exercise of options increases. *Does not support the extension of the option exercise period more than three years beyond retirement because it gives retired executives unlimited upside profit potential from movement in the stock price that is unrelated to any effort of the executive to improve performance.

Executive Loans  Consistent with the Sarbanes-Oxley Act of 2002 prohibition against personal loans to corporate officers or directors, *Does not support company loans to executives/employees for use in paying for stock or stock options with a promissory note or to borrow money from the company. *Does not support a loan at rates substantially below market rates. *Does not support the forgiveness of loans upon termination or retirement. Any existing loans and action taken with regard to them must be fully disclosed to shareholders and have been made only pursuant to plans previously approved by the board of directors.

Incentive Compensation Plans  *Does not support incentive compensation plans that are not specifically related to corporate and individual performance such as restricted stock or cash equivalents as a reward for staying with the company a certain number of years, but are not tied to performance goals.

Fair Price Amendments  *Supports proposals that prohibit a two-tier pricing system by requiring anyone seeking to acquire a company to pay every shareholder a fair price.  *Does not support such amendments if they are coupled or linked with a supermajority vote requirement or other anti-takeover defensive device.

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Golden Parachute Compensation  Proposals seeking shareholder approval of “golden parachute” compensation present complex and significant issues often requiring extensive analysis. While recognizing the need and equity of a severance package program, such programs should not be exorbitant or excessive. Guided by the terms of the programs and the ultimate board rationale for the package proposed, such proposals will be addressed on a case-by-case basis in accordance with guidance from ISS. Circumstances where the golden parachute vote is incorporated into a company's separate advisory vote on compensation (management "say on pay") will be viewed as a “linked or bundled proposal” resulting in a vote of *Does not support.

Linked Proposals  *Does not support proposals which link or bundle two or more elements or issues, that are not separately beneficial to shareholders, together in one proposal: such as when a proposal includes one or more elements that could have an adverse impact on shareholder value/rights or that violates a policy developed under these Guidelines, Such proposals can be used as either a means to disguise what is being sought or a form of coercion (i.e. a fair price amendment linked to a supermajority amendment or a corporate governance reform linked to the payment of a dividend).

Mergers & Acquisitions *Case-by-case analysis and evaluation will be conducted by research analyst staff to determine whether the planned merger or acquisition is in the ultimate best financial interest of shareholders and our clients.

Private Placement Financing *Does not support proposals seeking blanket shareholder approval of the unrestricted issuance or the issuance of more than 10% of equity shares for private placement financing. Without having explanation and information on a specific placement, shareholders should not relinquish such broad discretion for equity financing to the board.

Poison Pills  *Does not support the creation or extension of poison pills, involving the issuance of preferred stock purchase rights unilaterally declared as a dividend without shareholder approval, that can result in insulating incumbent management against competitive bids for the company. *Does not support any form of management entrenchment device and practice, thus poison pills presented for shareholder approval will not be supported.

Pre-emptive Rights *Does not support proposals seeking to eliminate the pre-emptive right of shareholders to maintain their proportional ownership position by having the first opportunity to purchase additional shares made available through a new public offering. Such rights not only reduce the negative impact of dilution otherwise caused by newly issued shares, but also preserve the voting interests of the shareholders.

Proxy Process  *Does not support the elimination or restriction of shareholders’ access to the proxy process. Federal and state law authorizes the filing of shareholder resolutions that are limited in scope by the procedures of SEC Rule 14a-8, providing a means by which shareholders may pursue the accountability of directors and the future policy direction of the company. *Supports proposals seeking to establish an engagement process between the board of directors and proponents of shareholder proposals that have been supported by a majority of the votes cast.

Reincorporation  *Supports proposals for reincorporation to another jurisdiction when a sound financial or business reason is demonstrated. *Does not support such proposals when posed as part of an anti-takeover defense or solely to limit directors’ liability.

Say on Pay Frequency *Supports shareholders having an annual opportunity to review, evaluate and have a “say” on executive pay practices.

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Size of the Board  *Supports the board of directors’ discretion, with shareholder approval, in setting the size of the board.

Stakeholder Proposals  *Does not support proposals seeking to redefine the “business judgment rule” and provide a wide range of director discretionary considerations as to the impact of corporate actions on its employees, customers, creditors and communicates. Allowing consideration of stakeholders can undermine the pre-eminence of shareholder rights and may have a negative impact on the company.

Stock Authorization  Providing the board of directors with flexibility in changing financial conditions is desirable, but an increase of authorized stock as an anti-takeover defensive mechanism is not. *Supports an increase of authorized common stock when management demonstrates a specific need or intent to meet immediate business needs (i.e. stock split, recapitalization or funding of employee stock purchase plan). An increase of greater than 100% of the current authorization will be evaluated on the basis of the company’s need for additional shares. *Does not support the authorization of or an increase in blank-check preferred stock unless management provides an explanation of the specific financial purpose and benefit of the issuance, and details all voting rights associated with the preferred stock.

Supermajority Amendments  *Does not support proposals that would establish a supermajority vote threshold (higher than 2/3) for shareholder approval of any action of the board of directors, including but not limited to the adoption or amendment of the company charter or bylaws, or the merger with or acquisition of/by another corporate entity.

TARP Compensation Plans  *Proposals seeking shareholder advisory votes on TARP Fund Compensation Plans present complex and significant issues requiring extensive analysis. As long as the shareholder vote continues to be non-binding; guided by analyses of performance metrics, peer group adoptions, a balance of fixed vs. performance driven compensation, excessive practices, board responsiveness to investor input and the ultimate board rationale for the Plan proposed, such proposals will be addressed on a case-by-case basis in accordance with guidance from ISS.

Guidelines on Shareholder Proposals

Auditor Independence  *Supports proposals seeking to restrict the public accounting firm retained to perform auditing services for a company from also engaging in management consulting service for the company. *Supports company initiatives that also seek shareholder ratification of the appointment of the separate management consulting firm.

Board Diversity  *Does not support proposals that encourage diversified representation on the board merely for the sake of diversification. *Supports proposals that seek to expand the search for qualified director candidates without regard to race, creed or color. *Does not support proposals that dictate the inclusion or exclusion of particular classes or groups as directors. *Does not support proposals that suggest, recommend or require specific personal, professional or educational qualifications for director nominees. In our view, establishing the criteria for qualified independent directors is both the duty and prerogative of the (presumably) independent nominating committee of the board.

Bonus Recapture *Supports the recapture of executive bonuses proven to be unearned as a result of significant restatement financial results or other “corrections” that dramatically alter the performance target achievements used to determine and calculate such bonuses. In the event of a significant restatement of financial results or an extraordinary write-off subsequent to the awarding of performance incentives, such awards must be recalculated to ascertain that the performance criterion was, in fact, achieved. In our view, any management personnel who receive compensation based on what is subsequently determined to be erroneous information, whether the result of intentional misconduct or simple error, should return those sums as they were not, in fact, earned based on meeting established performance criteria.

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Business Continuity  *Proposals seeking the adoption of a documented CEO succession planning policy will be reviewed on a case-by-case basis taking into account guidance and evaluation by ISS. However, considering the expectations of the SEC that investment advisers provide for such succession plans in their business continuity programs, the bias will be to *support such proposals barring significant foundation to do otherwise.

Business Operations *Does not support shareholder proposals that seek to dictate the course, content or direction of business operations. *Does not support proposals asking suppliers, genetic research and food retail companies and restaurants to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients.

Charitable/Political Contributions  *Does not support proposals seeking to direct how and to whom the company should make charitable, philanthropic and political contributions. *Does not support proposals seeking to bar the company from making any political contributions. Legislation and rule promulgation significantly impact on the ability to do business. Barring all political contributions could put the company at a competitive disadvantage. *Supports reasonable requests for disclosure of such contributions (except the publishing in newspapers and public media) as an element of the board’s accountability to shareholders, provided it does not entail excessive costs. *Does not support proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders

Climate Change  *Supports proposals seeking increased disclosure regarding the risks of liability and cost to a company’s business operations, financial security and reputation that may result from climate changes caused by green-house gas emissions and “global warming”. Insurers having begun to factor directors’ actions to address the potential risks associated with climate change in the determination to provide directors-and-officers liability coverage, it is equally important that there be increased disclosure to shareowners of how the board plans to address and mitigate these risks.

Director Compensation Approvals *Does not support proposals seeking to establish the annual approval by shareholders of compensation for non-employee directors. If dissatisfied with the levels of compensation being paid our displeasure is expressed by withholding support for the election of the board or the Compensation Committee members in particular.  * Supports proposals requesting submission of “golden coffins” to a shareholder vote or to eliminate the practice altogether. Shareholders deserve the opportunity to review and approve or reject corporate policies that could oblige the company to make payments or awards including, but not limited to unearned salary or bonuses, accelerated vesting of unvested equity grants, or other “perks” in lieu of compensation following the death of senior executives. A benefit program or equity plan proposal to which the broad-based employee population is eligible are generally not considered such a “golden coffin”.

Director Governance & Policy  *Supports proposals promoting good corporate governance by seeking a majority of non-management, independent directors, and the formation of totally independent audit, nominating and compensation committees. *Supports the elimination of retirement plans for non-management independent directors. *Supports proposals seeking the separation of the offices of Chairman and Chief Executive Officer in order that the structure and style of leadership does not compromise the Chairman’s duty to oversee management or give the CEO undue power to determine corporate policy. As an alternative to requiring the separation of these offices, *Supports the appointment of an independent lead director. In the event of such an appointment, *Does not support the separation of the principal offices. *Does not support the establishment of artificial qualifications for directors such as mandatory retirement age, term limits and minimum stock ownership. The board’s internal self-evaluation of director performance should determine whether a director continues to be qualified for the board.  *Does not support proposals requesting the creation of a new standing board committee on social issues unless ISS determines that existing oversight mechanisms (including current committee structure) are grossly insufficient, the level of current board disclosure regarding the issue for which oversight is sought is inadequate, or the company has a record either poor performance or no performance in addressing the underlying social issue.

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Director Nomination Processes The proposition that shareholders have an effective and equitable means of participating in the election of directors is one that we support provided that it is achieved with uniform application. The difficulty with addressing this topic via shareholder proposals is one of definition. Accepting that substantial long-term shareholders should have the means to nominate directors for inclusion in the company proxy statement, what is a reasonable amount and duration of such a holding? We believe that a minimum of 5% ownership continuously for a two year period is a reasonable threshold for determining substantial, long-term ownership. However, until the SEC and/or state legislatures establish the nomination and election processes for directors and a uniform process is applicable to all corporations, we do not support a piecemeal approach to resolving this important governance issue. Accordingly, *Does not support proposals seeking to have multiple nominees for each director position being elected. *Does not support proposals seeking to authorize holders of 3% or more of outstanding shares for at least two years to nominate up to two directors whose names would appear in the company proxy statement, for election to the Board.

Disclosure Issues  *Supports proposals seeking disclosure to shareholders on business activities provided there is no excessive cost to the company, the request is reasonable, the information would be of benefit to all shareholders and is not otherwise readily available. *Does not support disclosure when the information being sought is proprietary, confidential, duplicative, excessive or irrelevant to the operation of the company. *Does not support proposals seeking disclosure that exceeds SEC requirements about executive compensation, director nominees or corporate employees’ prior professional service. *Proposals requesting a company report on its energy efficiency policies are reviewed on a case-by-case basis, considering the company’s: current disclosure related to energy efficiency policies, initiatives, and performance measures; level of participation in voluntary energy efficiency programs and initiatives; compliance with applicable legislation and/or regulations regarding energy efficiency; and energy efficiency policies and initiatives relative to industry peers. *Supports proposals requesting a report on company policies, initiatives/procedures, oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain, unless ISS determines that: the company already discloses similar information through existing reports or policies such as a Supplier Code of Conduct and/or a sustainability report; the company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and The company has not been recently involved in relevant significant controversies or violations. *Proposals requesting the company to review and report on the financial and reputation risks associated with operations in “high risk” markets, such as a terrorism-sponsoring state or otherwise, will be reviewed on a case-by-case basis taking into account guidance and evaluation by ISS. *Guided by the analysis of ISS, proposals requesting reports outlining the potential community impact of company operations in specific regions considering will be reviewed on a case-by-case basis taking into consideration the impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations; and, the degree to which company policies and procedures are consistent with industry norms. *Does not support proposals requesting the company disclose its diversity policies, initiatives, comprehensive diversity data, and EEO-1 data.

Drug Patent Extension The business decision to request an extension of the patent on a prescription drug is not, per se, an unethical endeavor. While the FTC has ultimate authority to regulate the competition between generic and patent protected drugs, and to insure that any request for patent extension is pursued within the parameters of the pertinent statute (Hatch-Waxman law), it is not an unreasonable request that the board of directors adopt ethical standards for its process of seeking a patent extension and to report to shareholders on such standards. *Supports proposals resolving such a reasonable request.

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Election of Directors * Support proposals seeking to have the electoral threshold for directors raised to a majority of shareholders entitled to vote provided the proposal is  reasonably crafted, whether binding bylaws and precatory (nonbinding), and further provided that it does not conflict with State law of incorporation . Consideration is given to voting against such a proposal if the company has adopted formal corporate governance principles that present an effective equivalent to the majority voting proposal (including director resignation policies) or if the proposal does not exempt contested elections from the majority standard. Consideration is also given to the company’s history of accountability to shareholders in its governance structure & past actions. *Does not support proposals seeking the adoption of company policy that would forbid any director having more than 25 percent of the vote cast for his/her election to the board withheld by shareholders from serving on any key board committee. Having established as policy that directors should receive a 50 percent vote in support of their election to the board, there is little to be gained in establishing additional vote thresholds for being members of key board committees.

Energy & Environmental Issues *Supports proposals promoting the preservation of the global environment by seeking the adoption of the CERES Principles that encourage the company to operate in a manner that protects the environment as well as the safety and health of its employees. If a corporation’s environmental record is proven so poor as to have (or the potential for) a negative economic impact on shareholder value, support may be given to a proposal seeking specific action directed at significantly improving the company’s poor environmental record. *Supports proposals requesting that companies to adopt policies to reduce the danger of potential catastrophic chemical releases at chemical and/or manufacturing plants. Proposals requesting that companies report on such policies will be reviewed on a case-by-case basis in accordance with guidance from ISS.

Equal Employment/Anti-Discrimination  *Supports proposals seeking prohibitions against discrimination based on race, color, creed, sex, religion, sexual orientation, labor organization affiliation or activities, or non-job related criteria.

Executive Compensation  *Does not support proposals seeking to establish arbitrary limits or caps on executive compensation.*Supports proposals seeking to link compensation to financial performance objectives and/or shareholder value. *Does not support “common sense executive compensation” proposals seeking to establish arbitrary limitations or caps on executive compensation or to dictate the considerations weighed by compensation committees in determining the appropriate levels of competitive compensation programs.*Supports the use of “indexed stock options” having an exercise price indexed or linked to a market or industry peer group stock performance index. *Does not support proposals linking executive compensation to corporate social responsibility performance measures. *Supports proposals seeking annual advisory shareholder votes on executive pay practices. Such “say on pay” proposals are patterned after similar practices in the UK, Sweden and Australia where shareholders exercise a non-binding vote on executive compensation. The expansion of compensation discussion and the Summary Compensation Table now mandated by the SEC should provide shareholders a better understanding of the amounts & types of executive pay as well as the factors considered by the Compensation Committee in establishing such programs. *Supports proposals requesting boards to adopt “pay-for-superior performance” compensation plans for senior executives if the proposal seeks plans that set forth the financial performance criteria (financial or stock price based) to be benchmarked against a reasonable peer group performance and further request that the company exceed the mean performance of the disclosed peer group on the selected criteria. Any long-term equity compensation component of the plan should also specify the performance criteria to be benchmarked against others. The receipt of such equity based compensation must require company performance that exceeds the mean performance of the peer group on the selected criteria. *Supports proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy. *Proposals seeking to expand executive compensation restrictions beyond those contained in the TARP program for companies seeking to participate in the U.S. Treasury Department’s bailout program may be viewed as a symbolic call on companies receiving this relief to adhere to higher compensation standards, a number of which were proposed in earlier drafts of the TARP legislation. The need or desire for compensation restrictions beyond those mandated by statute cannot and should not be applied or adopted in a uniform manner. Accordingly, such proposals will be addressed on a case-by-case basis in accordance with guidance from ISS. *Guided by the analysis of ISS, proposals seeking the adoption of a policy requiring any future senior executive severance agreements that provide for payments made upon change in control be “double triggered” and not allowing for accelerated vesting of unvested equity awards will be addressed on a case-by-case basis. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are generally considered poor pay practices and could even result in withheld votes from compensation committee members. The second component of these proposals, the elimination of accelerated vesting, requires consideration of the company’s current treatment of equity in change-of-control situations and current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

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 Expensing Stock Options *Does not support proposals seeking to have a company expense future stock options as this would result in the understatement of the true cost of the dilution and would obscure the company’s profitability.

Incorporation Jurisdiction  Acknowledging the good governance practices and protections afforded shareholders in the United States, and also noting the financial impact of cost and taxation considerations of incorporating “off shore”, *Does not support proposals seeking to dictate the jurisdiction of incorporation. The determination of where to incorporate is a fundamental business decision balancing the combined economic and governance interests of the shareholders that is best left to the Board of Directors.

International Human Rights  *Does not support proposals seeking specific action to promote human rights outside the United States. *Abstain on proposals seeking disclosure about international business activities. *Supports the adoption and implementation of the Global Sullivan Principles in light of their previous significant success in advancing human rights within U.S. corporate operations in South Africa. *Supports that adoption and implementation of the MacBride Principles of Fair Employment in Northern Ireland in light of advancements made within U.S. corporations there to eliminate religious discrimination in employment and hiring. *Supports the adoption and implementation of the China Business Principles as being a logical extension of the Sullivan Principles and the McBride Principles that have been effective in improving both the opportunity and condition of employment for workers.

Majority Voting Standard *Does not support reducing the vote threshold for approval of all issues from two-thirds of the shares eligible to vote to a simple majority of the votes cast. While opposed to “super-majority” thresholds of 75%, we are equally comfortable with shareholder approval by the 2/3 of the shares entitled to vote. Lowering the standard to a simple majority of votes cast could result in an otherwise minority of shareholders dictating the course of the company which, in our view, is neither in the best interest of all shareholders nor necessarily representative of their wishes.

Military Issues *Abstain on proposals pertaining to military issues/operations or the production of products used by or created for the military.

Poison Pill  *Supports proposals seeking to have the creation of future and the extension of current poison pills be subjected to shareholder approval. The redemption of poison pill should be evaluated on a case-by-case basis, therefore *Does not support proposals that bundle the redemption of an existing pill with the shareholder approval of poison pill adoption.

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Prearranged Trading Plans *Supports proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include: adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K; amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board; ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan; reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan; and, an executive may not trade in company stock outside the 10b5-1 Plan. In addition, trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Proxy Process *Does not support proposals seeking to expand the means or criteria for shareholders to gain access to or inclusion in issuer proxy materials unless such modification of process is done pursuant to SEC Rule uniformly applicable to all corporations.

Radioactive Waste Recognizing that all policies and procedures regarding radioactive waste must comply with regulations promulgated by the NRC, *Supports proposals seeking a renewal or new review of company policy in order to implement processes to reduce vulnerability to catastrophic nuclear accidents as being reasonable and as not imposing undue burden or costs on the company.

Severance Agreement Approval *Supports shareholder approval of severance packages that will provide for benefits greater than 2.5 times compensation (salary & bonus).

Share Retention  *Supports proposals seeking the board of directors to adopt a policy requiring that directors and/or executives retain a percentage of shares acquired through equity compensation programs during their employment. However, *Does not support proposals that seek to establish a minimum percentage of shares to be retained. While the percentage should be relatively high, the board of directors should determine what is appropriate for the particular equity compensation programs of the company. *Does not support proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. However, *Supports such a proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks. *Does not support proposals that seek to require the retention by executives of a significant percent of equity awards obtained through compensation plans for a designated period of years after retirement. Ideally the companies have rigorous stock ownership guidelines and a holding period requirement that encourages significant long-term ownership and meaningful retention as long as executives are employed with the firm. With retirement, such guidelines and requirements should only be applicable to shares recently granted upon retirement. In our view, imposing additional or further restrictions on previously vested shares is inappropriate.

Succession Planning  *Supports proposals requesting the board to adopt and disclose the nature of the company succession plan for management. It is imperative that all companies have succession plans in place. It is equally imperative the proprietary and private details of such a plan remain confidential. There can be a balance between keeping shareholders informed of the process and maintaining competitively sensitive information. Unless the proposal is outlandish in its request for detail, support should be given to the adoption of a succession program policy and disclosure.

Supplemental Executive Retirement Plans (SERPs) *Supports proposals requesting shareholder approval of extraordinary benefits contained in SERP agreements unless the benefits in the executive pension plan are not excessive when compared to those offered in employee-wide plans. *Supports proposals seeking to limit SERP benefits by limiting the “qualified compensation” used to establish such benefits to the executive’s annual salary, exclusive of any incentive or bonus pay.

Tobacco  *Does not support proposals advocating the disinvestment of tobacco operations or to otherwise effect the production of tobacco related products. *Supports proposals that seek either a uniform international warning system on the health risks of tobacco use or increased corporate public education activities regarding the health risks of tobacco use. *Review on a case-by-case basis proposals pertaining to issues such as youth smoking, cigarette smuggling and internet sale of cigarettes.

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Workers’ Rights *Supports proposals directed at the fair treatment of workers and their labor organizations seeking labor/management cooperation and enhance labor/management relations. *Supports the adoption of workplace codes of conduct and rights of employment protecting against child or compulsory labor, discrimination and freedom of association, such as those included in the ILO Conventions, which are in conformance or even may exceed the local law of a foreign jurisdiction. The fundamental rights of employment protection and workplace safety should be uniformly available to all workers engaged in the production of products and services sold by U.S. corporations regardless of the geographic location of the factory or plant.

Revision History

Policy Adopted	06/01/03
Policy Expansion	04/16/04
Policy Revisions	05/17/04	04/07/05	03/29/06	02/05/07	03/28/08	04/20/09	05/05/10	01/20/11	10/11/12
	06/04/04	05/17/05		02/23/07				04/20/11	12/13/12
	08/19/04			03/21/07
04/09/07

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THE TOCQUEVILLE TRUST
PART C

OTHER INFORMATION

Item 28.     Exhibits.

(a)		Declaration of Trust.
(i)
Agreement and Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed with the SEC on January 30, 2002 and is herein incorporated by reference.

(ii)
Amendment to the Agreement and Declaration of Trust dated August 19, 1991 was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on February 27, 2003 and is herein incorporated by reference.

(iii)
Amendment to the Agreement and Declaration of Trust dated August 4, 1995 was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on January 30, 2002 and is herein incorporated by reference.

(b)
Amended and Restated By-Laws was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on February 27, 2003 and is herein incorporated by reference.

(c)		Instruments Defining Rights of Security Holders.
(i)
Form of Certificate for Shares of Beneficial Interest, Par Value $.01 Per Share was previously filed with Registrant’s Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed with the SEC on January 30, 2002 and is herein incorporated by reference

(d)		Investment Advisory Contracts.
(i)
Investment Advisory Agreement between The Tocqueville Trust on behalf of its series The Tocqueville Gold Fund and Tocqueville Asset Management, L.P. was previously filed with Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on April 15, 1998, and is herein incorporated by reference.

(ii)
Investment Advisory Agreement between The Tocqueville Fund and Tocqueville Asset Management, L.P. dated February 26, 1990 (as amended March 24, 2000) was previously filed with Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A on January 30, 2002, and is herein incorporated by reference.

(iii)
Investment Advisory Agreement between The Tocqueville Trust on behalf of its series The Tocqueville Fund and Tocqueville Asset Management, L.P. dated October 22, 2004, was previously filed with Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A on December 29, 2004, and is herein incorporated by reference.

(iv)
Investment Advisory Agreement between The Tocqueville Trust on behalf of its series The Tocqueville Small Cap Value Fund and Tocqueville Asset Management, L.P. dated June 10, 1994 (as amended March 24, 2000) was previously filed with Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A on January 30, 2002, and is herein incorporated by reference.

(v)
Investment Advisory Agreement between The Tocqueville Trust on behalf of its series The Tocqueville International Value Fund and Tocqueville Asset Management, L.P. dated June 10, 1994 (as amended March 24, 2000) was previously filed with Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A on January 30, 2002, and is herein incorporated by reference.

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(vi)
Investment Advisory Agreement between The Tocqueville Trust on behalf of its series The Tocqueville International Value Fund and Tocqueville Asset Management, L.P. dated October 22, 2004, was previously filed with Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A on December 29, 2004, and is herein incorporated by reference.

(vii)
Investment Advisory Agreement between The Tocqueville Trust on behalf of its series The Delafield Fund and Tocqueville Asset Management, L.P. dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(viii)
Investment Advisory Agreement between The Tocqueville Trust on behalf of its series The Select Fund and Tocqueville Asset Management, L.P. dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(e)			Distribution Contracts.

Amended And Restated Distribution Agreement between The Tocqueville Trust and Tocqueville Securities, L.P. dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)			Custodian Agreements.
(i)
Custody Agreement dated March 13, 2008, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(ii)
Amendment to the Custody Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(iii)
Second Amendment to the Custody Agreement dated October 12, 2010, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on February 28, 2012, and is herein incorporated by reference.

(iv)
Third Amendment to the Custody Agreement dated December 6, 2011, was previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on February 28, 2012, and is herein incorporated by reference.

(h)			Other Material Contracts.
	(i)	(A)
Administration Agreement dated August 14, 1995, was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A on February 27, 2003, and is herein incorporated by reference.

(B)
Amendment to Administration Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

	(ii)	(A)
Fund Sub-Administration Servicing Agreement dated June 26, 2007, was previously filed with Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A on February 28, 2008, and is herein incorporated by reference.

(B)
Amendment to Fund Sub-Administration Servicing Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

	(iii)	(A)
Amended and Restated Transfer Agent Servicing Agreement dated January 12, 2005, was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on February 25, 2005, and is herein incorporated by reference.

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(B)
Amendment to Amended and Restated Transfer Agent Servicing Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

	(iv)	(A)
Amended and Restated Fund Accounting Servicing Agreement dated February 15, 2006, was previously filed with Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A on February 28, 2006, and is herein incorporated by reference.

(B)
Amendment to Amended and Restated Fund Accounting Servicing Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

	(v)	(A)
Amended and Restated Prospect Servicing Agreement dated January 12, 2005, was previously filed with Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A on February 25, 2005, and is herein incorporated by reference.

(B)
Amendment to Amended and Restated Prospect Servicing Agreement dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A on September 28, 2009, and is herein incorporated by reference.

(vi)
Amendment to the Amended and Restated Servicing Agreements dated February 28, 2006, was previously filed with Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A on March 2, 2009, and is herein incorporated by reference.

	(vii)	(A)	Expense Limitation Agreement dated March 1, 2013, by and between The Tocqueville Trust, on behalf of The Tocqueville Fund — Filed Herewith.
		(B)	Expense Limitation Agreement dated January 1, 2013, by and between The Tocqueville Trust, on behalf of The Tocqueville International Value Fund — Filed Herewith.
(i)			Legal Opinions.
(i)
Opinions of Spengler, Carlson, Gubar, Brodsky & Frischling and Hale & Dorr dated November 24, 1986, was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on From N-1A on February 27, 2003, and is herein incorporated by reference.

(ii)
Opinions of Sullivan & Worchester LLP (with respect to The Delafield Fund) dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on From N-1A on September 28, 2009, and is herein incorporated by reference.

(iii)
Opinions of Sullivan & Worchester LLP (with respect to The Select Fund) dated September 24, 2009, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on From N-1A on September 28, 2009, and is herein incorporated by reference.

	(iv)		Consent of Paul Hastings LLP — Filed Herewith.
(j)			Other Opinions.
	(i)		Consent of Grant Thornton LLP — Filed Herewith.
(k)			Annual Report for the fiscal year ended October 31, 2010, was previously filed in Registrant’s Annual Report on Form N-CSR filed on January 6, 2011, and is herein incorporated by reference.
(l)			Certificate of Initial Shareholder was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on From N-1A on February 27, 2003, and is herein incorporated by reference.

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(m)		Rule 12b-1 Plan
(i)
Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The Tocqueville Fund) dated February 24, 2000, was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on From N-1A on February 27, 2003, and is herein incorporated by reference.

(ii)
Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The Tocqueville Small Cap Fund) dated February 24, 2000, was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on From N-1A on February 27, 2003, and is herein incorporated by reference.

(iii)
Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The International Fund) dated February 24, 2000, was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on From N-1A on February 27, 2003, and is herein incorporated by reference.

(iv)
Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The Gold Fund) dated February 24, 2000, was previously filed with Post-Effective Amendment No. 27 to its Registration Statement on From N-1A on February 27, 2003, and is herein incorporated by reference.

(v)
Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The Delafield Fund) was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on From N-1A on September 28, 2009, and is herein incorporated by reference.

(vi)
Plan for Payment of Certain Expenses for Distribution or Shareholder Servicing Assistance of Class A Shares (with respect to The Select Fund) was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on From N-1A on September 28, 2009, and is herein incorporated by reference.

(n)		Multiple Class Plan (in accordance with Rule 18f-3) of The Tocqueville Trust has been rescinded.
(o)		Reserved.
(p)		Code of Ethics.
(i)
Code of Ethics for The Tocqueville Trust and Tocqueville Securities, L.P. as amended December 9, 2004, was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on From N-1A on September 28, 2009, and is herein incorporated by reference.

(ii)
Code of Ethics for Tocqueville Asset Management L.P. was previously filed with Post-Effective Amendment No. 37 to its Registration Statement on From N-1A on September 28, 2009, and is herein incorporated by reference.

(q)
Powers of Attorney for The Tocqueville Trust dated March 17, 2011 were previously filed with Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A on February 28, 2012, and is herein incorporated by reference.

Item 29.               Persons Controlled by or Under Common Control with Registrant

None.

Item 30.               Indemnification

Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.  Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

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As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.  Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Covered Persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Covered Person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Covered Person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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Item 31.               Business and Other Connections of Investment Adviser

Name	Business Activity within the past two fiscal years
François D. Sicart Tocqueville Management Corp. 40 West 57th Street, 19th Floor New York, New York 10019	Chairman and Director, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P.
Robert Kleinschmidt Tocqueville Management Corp. 40 West 57th Street, 19th Floor New York, New York 10019	President, Chief Investment Officer and Director, Tocqueville Management Corporation, the General Partner of Tocqueville Asset Management L.P.

Item 32.               Principal Underwriter.

(a)            None.

    (b)            The following information is furnished with respect to the officers and partners of Tocqueville Securities, L.P., the Registrant's principal underwriter.  The business address for all persons listed below is 40 West 57th Street, 19th Floor, New York, New York 10019.

Name and Principal Business Address	Positions and Offices with [Principal] Underwriters	Positions and Offices with Registrant
Tocqueville Management Corp* 40 West 57th Street, 19th Floor New York, New York 10019	General Partner	None
François D. Sicart	Chairman, CEO and Director	Chairman and Trustee
Robert Kleinschmidt	President	President and Trustee

(c)       Not applicable.

Item 33.               Location of Accounts and Records.

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 relating to each series of the Trust are held by U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, the Trust’s transfer agent.

Item 34.               Management Services

Not Applicable.

Item 35.               Undertakings

Not Applicable.

*      François Sicart and Robert Kleinschmidt are directors and officers of Tocqueville Management Corp. and hold the positions listed above in Item 31.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of their registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 25th day of February, 2013.

THE TOCQUEVILLE TRUST

By:	/s/ Robert Kleinschmidt Robert Kleinschmidt President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 44 to its Registration Statement has been signed by the following persons in the capacities indicated on the 25th of February, 2013.

Signatures	Title	Date

/s/ Robert Kleinschmidt	President and Trustee	February 25, 2013
Robert Kleinschmidt

/s/ John Cassidy	Treasurer	February 25, 2013
John Cassidy

/s/ Francois D. Sicart	Chairman and Trustee	February 25, 2013
Francois D. Sicart

Charles W. Caulkins*	Trustee
James W. Gerard*	Trustee
Guy A. Main*	Trustee
William F. Indoe*	Trustee
William J. Nolan III*	Trustee
Alexander Douglas*	Trustee

/s/ Thomas Pandick		February 25, 2013
Thomas Pandick
Attorney-in-Fact*

*   Executed copies of the Powers of Attorney were filed as Exhibit (q) to Registration Statement No. 33-8746 on February 28, 2012.

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EXHIBIT INDEX

Exhibit	Exhibit No.

Expense Limitation Agreement – The Tocqueville Fund	EX.99.h.(vii)(A)
Expense Limitation Agreement – The Tocqueville International Value Fund	EX.99.h.(vii)(B)
Consent of Paul Hastings LLP	EX.99.i.(iv)
Consent of Grant Thornton LLP	EX.99.j.(i)